                                                                Registration No.

                                                                File No. 811-21917

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [X]

      Pre-Effective Amendment No. __                                     [   ]

      Post-Effective Amendment No. __                                    [   ]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                                [X]

      Amendment No. __                                                   [   ]

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                   OPPENHEIMER SMA INTERNATIONAL BOND FUND
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              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
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             (Address of Principal Executive Offices) (Zip Code)

                                 (303) 768-3200
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             (Registrant's Telephone Number, including Area Code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                Two World Financial Center, 225 Liberty Street
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                          New York, New York 10281-1008
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
     [   ] immediately upon filing pursuant to paragraph (b)
     [   ] on _______________ pursuant to paragraph (b)
     [   ] 60 days after filing pursuant to paragraph (a)(1)
     [   ] on _______________ pursuant to paragraph (a)(1)
     [   ] 75 days after filing pursuant to paragraph (a)(2)
     [   ] on _______________ pursuant to paragraph (a)(2) of Rule 485.

The Registrant hereby amends the Registration statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with section 8(a) of the
Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a), shall determine.

Oppenheimer SMA International Bond Fund

Prospectus dated ________, 2006          Oppenheimer SMA International Bond
                                         Fund ("Fund") is a mutual fund that
                                         seeks total return as its primary
                                         goal. As a secondary goal, it seeks
                                         income when consistent with total
                                         return. It invests primarily in
                                         foreign government and corporate
                                         bonds, in both developed and emerging
                                         markets.
                                             Shares of the Fund may be purchased
                                         only by or on behalf of separately
                                         managed account clients ("wrap-fee"
                                         accounts) who have retained OFI Private
                                         Investments Inc. or certain of its
                                         affiliates (individually or
                                         collectively referred to as "OFI PI"),
                                         to manage their accounts pursuant to an
                                         investment management agreement with
                                         OFI PI.
                                        This Prospectus contains important
                                        information about the Fund's
                                        objectives, its investment policies,
                                        strategies and risks. It also contains
                                        important information about how to buy
                                        and sell shares of the Fund. Please
                                        read this Prospectus carefully before
                                        you invest and keep it for future
                                        reference about your account.

As with all mutual funds,  the
and/or a managed account  program
Securities and Exchange  Commission
has  sponsor  as  part of a  "wrap-fee"
not  approved  or disapproved  the Fund's
program.  securities  nor has it  determined
that this Prospectus  is  accurate  or
complete.  It is a criminal
offense to  represent otherwise.

CONTENTS

ABOUT THE FUND

The Fund's Investment Objectives and Principal Investment Strategies

Principal Risks of Investing in the Fund

The Fund's Performance

Fees and Expenses of the Fund

About the Fund's Investments

How the Fund is Managed

INVESTING IN THE FUND

How to Buy and Sell Shares

Dividends, Capital Gains and Taxes

Financial Highlights

ABOUT THE FUND

The Fund's Investment Objectives and Principal Investment Strategies

WHAT ARE THE FUND'S INVESTMENT OBJECTIVES? The Fund's primary objective is to seek total return. Its secondary objective is to seek income when consistent with total return.

------------------------------------
What Is A "Debt" Security? Typically, a debt security is a loan by the buyer to the issuer of the debt security. Generally, the issuer promises to pay back the principal amount of the loan and will normally pay interest, at a fixed or variable rate, on the amount of principal while it is outstanding. Some debt instruments (such as zero-coupon bonds, discussed below) do not pay current interest.
------------------------------------
WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in debt securities of foreign governments and corporate issuers. These debt securities, generally referred to as "bonds," include long-term and short-term government bonds, participation interests in loans, corporate debt obligations, "structured" notes and other debt obligations. In addition, they may include "zero coupon" or
"stripped" securities. Typically, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in "bonds" and invests in a number of different countries throughout the world. The Fund's non-fundamental policy of investing at least 80% of its net assets in "bonds" will not be changed by the Fund's Board of Trustees without first providing shareholders 60 days written notice of the change. The Fund does not limit its investments to securities of issuers in a particular market capitalization range, maturity range or rating category, and may hold below investment grade securities. The
Fund may invest, without any limitation, in securities rated below investment grade (i.e., "junk" or "high yield" bonds) in seeking total return and higher income. Therefore, the Fund's portfolio will have greater credit risk exposure than that of funds whose portfolio consists only of investment-grade bonds. The
Fund invests in debt securities of issuers in both developed and emerging markets throughout the world. These investments are more fully explained in
"About the Fund's Investments," below.

HOW DOES THE PORTFOLIO MANAGER DECIDE WHICH SECURITIES TO BUY OR SELL? In
selecting securities, the Fund's portfolio manager analyzes investment opportunities and risks of national economies. In addition, the portfolio manager analyzes, among other factors, the business cycle in developed countries and political and exchange rate factors in emerging markets. The portfolio manager currently focuses on the following factors or types of investments
(which may vary in particular cases and may change over time) when selecting an investment for the Fund:

o Opportunities for higher yields than are available in U.S. markets, and o
Opportunities in government bonds in both developed and emerging markets.

FOR WHOM IS THE FUND DESIGNED? The Fund is designed primarily for investors seeking total return in their investment over the long term with the opportunity for some income, from a fund that invests primarily in foreign debt securities.
Investors should be willing to assume the risk of short term price fluctuations that are typical of a fund focusing on foreign debt investments, particularly investments in emerging market debt securities. The Fund will not be managed to provide investors with a stable rate of current and future income; therefore, investors seeking an assured level of income should not invest in the Fund. The
Fund is not a complete investment program.

      Shares of the Fund may be purchased only by or on behalf of separately managed account clients who have retained OFI PI to manage their accounts pursuant to an investment management agreement with OFI PI and/or a managed account program sponsor as part of a "wrap-fee" program. Investors cannot purchase shares directly from the Fund.

Principal Risks of Investing in the Fund

      All investments carry risks to some degree. The Fund's investments are subject to changes in their value from a number of factors, described below.
There is also the risk that poor security selection by the Fund's investment manager, OppenheimerFunds, Inc. ("Manager"), will result in the Fund underperforming other funds with similar objectives and risks.

CREDIT RISK. Debt securities are subject to credit risk. Credit risk is the risk that the issuer of a security may not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income may be reduced. In addition, if the issuer fails to repay the principal amount of its debt, the value of the bond and the Fund's share price may fall. A downgrade in an issuer's credit rating or other negative news regarding the issuer may adversely affect the market value of the issuer's securities and may have a negative effect on the Fund's share price.

Special Risks of Lower-Rated Securities. The Fund may invest without any limitation in securities rated below investment grade (i.e., "junk" or "high yield" bonds) in seeking total return and higher income. The Fund's portfolio will, therefore, have greater credit risk exposure than that of funds whose portfolio consists only of investment-grade bonds. Debt securities that are below investment grade may be subject to greater price volatility and risk of loss of income and principal than investment-grade debt securities. Securities that are, or that have fallen, below investment grade are exposed to a greater default risk than investment-grade securities. There may be less of a market for these securities, making them harder to value or sell at an acceptable price during adverse market conditions. These risks may reduce the Fund's share price and the income the Fund may earn. In times of credit tightening or geopolitical, economic or financial crisis, prices of below investment grade securities may all be negatively affected in a similar manner (that is, highly correlated), resulting in significant losses to the Fund's portfolio and its share price.

RISKS OF FOREIGN INVESTING. The Fund normally invests a substantial percentage of its assets in foreign securities. While foreign securities offer special investment opportunities, there are also special risks that may reduce the
Fund's share price and return.

       Fluctuations in exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Adverse changes in exchange rates may erode or reverse any gains produced by
foreign-currency-denominated investments and may widen any losses. The Fund may experience more rapid and extreme changes in value than a fund that invests exclusively in securities of United States issuers or securities that trade exclusively in United States currency. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as United States issuers.
Reporting, accounting, auditing and disclosure standards of foreign countries differ, in some cases significantly, from United States standards. Also, nationalization, expropriation or confiscatory taxation, foreign taxes, currency blockage, political changes or diplomatic developments could adversely affect the Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in foreign securities. In addition, other risks of foreign investing may include delays in settlement of transactions, changes in governmental economic or monetary policy in the United States or abroad or other political and economic factors. These risks could cause the prices of foreign investments to fall, and could therefore depress the Fund's share price. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a concentrated geographic area, the Fund will generally have more exposure to regional economic risks associated with foreign investments.

      Additionally, if a fund invests a significant portion of its assets in foreign securities, it might expose the fund to "time-zone arbitrage," or attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is primarily traded and the close of the New York Stock Exchange ("NYSE") that day, when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. The Fund's use of "fair value pricing," under certain circumstances, to adjust the closing market prices of foreign securities, to reflect what the Manager and the Board believe to be their fair value, and the imposition of redemption fees, may help deter those activities. Please see the section titled "Net Asset Value" for a more detailed discussion of the circumstances that could cause the Fund to use fair value pricing.

Special Risks of Emerging and Developing Markets. Securities of issuers located in emerging or developing markets may offer special investment opportunities, but they also present specific risks not found in more developed markets.
Securities of issuers located in emerging or developing markets may be more difficult to value or sell at an acceptable price and their prices may be more volatile than securities of issuers in more developed markets.

      Emerging and developing markets may have less developed trading markets and exchanges. Settlements of trades may be subject to greater delays, and the
Fund may not receive the proceeds from a sale of a security on a timely basis or there may be a higher incidence of failed trades than in developed markets.
Emerging and developing market countries may have less developed legal and accounting systems and investments may be subject to greater risks of government restrictions on withdrawing the sale proceeds of securities from the country.
Economies of emerging and developing countries may be more dependent on relatively few industries that may be highly vulnerable to local and global changes. Governments may be more unstable and present greater risks of nationalization or restrictions on foreign ownership of stocks of local companies. These investments may be very speculative.

INTEREST RATE RISKS. The values of debt securities are subject to change when prevailing interest rates change. Generally, there is an inverse relationship between interest rates and the price of debt instruments. Therefore, when interest rates fall, the value of already-issued debt securities will rise and may sell at a premium from their face amount. Alternatively, when interest rates rise, the value of already-issued debt securities will fall and may sell at a discount from their face amount. The magnitude of these fluctuations will often be greater for longer-term debt securities than for shorter-term debt securities.
 The Fund's share price may fluctuate when interest rates change because of the effect of the change on the value of the Fund's debt securities. In addition, when interest rates fall, the Fund's investment in new debt securities may be at lower yields, which may result in a reduction in the Fund's income.

RISKS OF NON-DIVERSIFICATION. The Fund is a "non-diversified" fund under the
Investment Company Act of 1940 ("Investment Company Act"). This means that the
Fund may invest a greater portion of its assets in debt securities of a single issuer than a "diversified" fund. This allows the Fund to invest a significant percentage of its assets in debt obligations issued by the government of any single country ("sovereign debt") or corporate issuer. To the extent the Fund invests a relatively high percentage of its assets in the debt securities of a single issuer or a limited number of issuers, the Fund may be subject to additional risk of loss if those debt securities lose market value or default.

      The Fund is non-diversified and may concentrate its investments in the sovereign debt of a limited number of countries and/or the securities of a limited number of corporate issuers. Therefore, the Fund will be vulnerable to the economic conditions affecting those countries or issuers. Particular investments and investment strategies also have risks that are specific to that investment or strategy (that is, "non-diversifiable risk"). As a non-diversified fund, the Fund will be subject to these non-diversifiable risks to a greater extent than a fund that diversifies its portfolio.

RISKS OF USING DERIVATIVE INVESTMENTS. The Fund may use derivatives to seek increased returns or in an effort to hedge its investment and interest rate risk.
 In general, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures, structured notes and forward contracts are examples of derivatives the
Fund may use.

      If the counterparty of the derivative does not honor its obligation under the derivative contract, the Fund may incur a loss. The derivative and its corresponding underlying instrument may not perform as forecasted. As a result, the Fund may receive less income than expected and the Fund's share price may fall, perhaps substantially. Some derivatives may be illiquid, making them difficult to value or sell at an acceptable price. Using derivatives, which may result in increased leverage, may increase volatility in the Fund's share price.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the portfolio manager's current view of the overall risk profile of the Fund and how these risks may affect the value of the Fund's investments, its investment performance and its price per share. These risks mean that you can lose money by investing in the Fund. When you redeem your shares, they may be worth more or less than what you paid for them. There is no assurance that the Fund will achieve its investment objectives.

      The values of foreign debt securities, particularly those of issuers in emerging markets may be volatile. This volatility may result in significant fluctuations in the Fund's portfolio and share price. Income received from securities held in the Fund's portfolio may reduce some of the volatility in the
Fund's total return caused by changes in bond prices. The Fund is generally more aggressive than a bond fund that invests primarily in U. S. government securities and investment-grade bonds, however, the Fund is less aggressive than a fund that invests solely in emerging markets.

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 An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
 -------------------------------------------------------------------------------

The Fund's Performance

This Prospectus does not include performance information because, as of the date of this Prospectus, the Fund has not commenced operations. If you would like to review performance information of a fund that is managed in a substantially similar manner as the Fund (i.e., same investment advisor, portfolio manager, investment objectives, policies, strategies and risks as this Fund), please see
Appendix A. After the Fund has commenced investment operations, you may contact your "wrap-fee" program sponsor, the Transfer Agent at the toll-free telephone number on the back cover of this Prospectus or visit the OppenheimerFunds internet website at www.oppenheimerfunds.com, to obtain the Fund's performance information. Please remember that the Fund is intended to be a long-term investment, and that performance results are historical. Past performance
(particularly over a short-term period) is not predictive of future results.

Fees and Expenses of the Fund

The table below shows the net expenses of the Fund as 0%, reflecting the fact that the Manager is absorbing all expenses of operating the Fund, and is waiving or reimbursing any fees to the Fund, except extraordinary expenses, audit fees and fees paid to the Trustees who are not "interested persons" of the Fund under the Investment Company Act of 1940 ("Independent Trustees"). The Fund is an
investment option for certain separately managed account ("SMA") strategies offered through certain "wrap-fee" programs sponsored by investment advisors and broker-dealers that are not affiliated with the Fund, the Manager or OFI PI for which OFI PI receives compensation pursuant to an investment management agreement. Investors in the "wrap-fee" programs pay a "wrap-fee" to the sponsor of the program, which typically covers investment advice and transaction costs on trades executed with the program sponsor or its affiliates. These fees and expenses are not reflected in this Prospectus. You should read carefully the
"wrap-fee" brochure provided to you by the program sponsor or your advisor. The brochure is required to include information about the fees charged to you by the program sponsor and the fees paid by the program sponsor to OFI PI.

      The numbers below are based on the Fund's estimated expenses for its first fiscal year ending September 30, 2006. Future expenses may be greater or less than those indicated below.

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Shareholder Fees (fees paid directly from your investment)
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Maximum Sales Charge (Load) Imposed on Purchases                      None
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Maximum Sales Charge (Load) Imposed on Reinvested Dividends           None
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Maximum Contingent Deferred Sales Charge                              None
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Redemption Fee                                                        None
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Annual Fund Operating Expenses (deducted from Fund assets):
(% of average daily net assets)
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Management Fees                                                      0.48%
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Distribution and/or Service (12b-1) Fees                              None
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Other Expenses(1)                                                    0.19%
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Total Annual Operating Expenses                                      0.67%
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Fee Waiver/Expense Reimbursement(2)                                  0.67%
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Net Annual Fund Operating Expenses                                   0.00%
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1. The amount under "Other Expenses" reflects the estimated amount of transfer agent fees, custodial expenses, accounting and legal expenses, and other expenses that would be paid if the fees and expenses were not paid by the
   Manager.
2. The Manager has contractually agreed to waive all Management Fees and pay or reimburse all expenses of the Fund, except extraordinary expenses, audit fees and fees paid to the Independent Trustees. This agreement has no fixed term.

Examples. The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated, and reinvest your dividends and distributions.

      The example applies whether or not you redeem your shares and assumes that your investment has a 5% return each year and that the operating expenses are those shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your expenses would be:

Expense Example:(1)

--------------------------
   1 year      3 years
--------------------------
--------------------------
     $0           $0
--------------------------
1.  The Manager has contractually agreed to waive all fees and pay or reimburse all expenses of the Fund, except extraordinary expenses, audit fees and fees paid to the Independent Trustees. This agreement has no fixed term.
    Investors should be aware that even though the Fund does not pay any fee or expenses to the Manager, investors investing through a "wrap-fee" program will pay a "wrap fee" to their program's sponsor.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS. The allocation of the Fund's portfolio among different investments will vary over time based upon the
Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described in this
Prospectus. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager will seek to reduce risks by carefully researching securities before they are purchased, and in some cases by using hedging techniques. The
Fund is non-diversified and may at times focus its investments in debt securities of a limited number of issuers. The Fund will not invest 25% or more of its total assets in securities of any one foreign government or in debt and equity securities of companies in any one foreign country or industry.

      The Fund may invest in debt securities that are rated by nationally recognized rating organizations or unrated debt securities that are assigned an equivalent rating by the Manager. The Fund may invest in above or below investment grade debt securities. In addition, the Fund may invest without limitation in below investment grade debt securities, commonly called "junk" or
"high yield" bonds."

Foreign Debt Securities. The Fund may invest in a variety of debt securities issued by foreign governments and companies, as well as "supranational"
entities, such as the World Bank. The Fund's investments may include bonds, debentures, and notes, including derivative investments called "structured"
notes, described below. The Fund's foreign debt investments may be denominated in U.S. dollars or in foreign currencies, including "Brady Bonds." Brady Bonds are U.S. dollar denominated debt securities collateralized by zero-coupon U.S.
Treasury securities. Brady Bonds are typically issued by emerging markets countries and are considered speculative securities with higher risks of default. The Fund may buy foreign currency in connection with the purchase and sale of foreign securities or hedging purposes and not for speculation.

Participation Interests in Loans. Participation interests in loans represent an undivided fractional interest in a loan obligation of a borrower. They are typically purchased from banks or dealers that originate the loan or are members of the loan syndicate. The loans may be to foreign or U.S. companies and they are subject to the risk of default by the borrower. If the borrower fails to pay interest or principal, the Fund may lose money on its investment. The Fund will not invest more than 5% of its net assets in participation interests of any one borrower.

Derivative Investments. The Fund may invest in a number of different types of
"derivative" investments to seek increased returns on income and principal or in an effort to hedge its investment and interest rate risks, although it currently does not intend to do so to a significant degree. In general terms, a derivative investment is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures and forward contracts are examples of derivative instruments the Fund may use.

There are Special Risks in Using Derivative Investments. Markets underlying securities and indices may move in a direction not anticipated by the Manager.
Interest rate and stock market changes in the United States and abroad may also influence the performance of derivatives. If the issuer of the derivative does not pay the amount due, the Fund may incur a loss. Also, the underlying security or investment on which the derivative is based, and the derivative itself, may not perform the way the Manager expected it to perform. If that happens, the
Fund's share price may decline, perhaps substantially.

      The Fund has limits on the amount of particular types of derivatives it can hold. Using derivatives, however, can cause the Fund to lose money on its investments and/or increase the volatility of its share price. As a result of these risks, the Fund could lose principal or realize less income from the investment than expected. Certain derivative investments held by the Fund may be illiquid.

"Structured" Notes. The Fund may invest in "structured" notes, which are privately negotiated debt obligations in which the principal and/or interest is determined by reference to the performance of a benchmark asset, market or interest rate (such as selected securities), an index of securities or specified interest rates, or the differential performance of two assets or markets (such as indices reflecting bonds). The terms of the instrument may be "structured" by the purchaser (the Fund) and the borrower issuing the note.

      The value of a structured note will rise or fall in response to the changes in the value of the underlying security or index. The value of a structured note may be affected by events that have an effect on the borrower's ability to honor its obligation under the structured note, which may be referred to as "counterparty" or "default" risk. The value of a structured note is also subject to market and interest rate risks and, therefore, the Fund may receive more or less than its original investment when the structured note matures, or it may receive less interest than the stated coupon payment if the underlying investment or index does not perform as anticipated. Prices of structured notes may be very volatile and "structured" notes may have a limited trading market, making it difficult for the Fund to value or sell them at an acceptable price.

Hedging. The Fund may buy and sell forward contracts, futures contracts and put and call options. These are all referred to as "hedging instruments." The Fund does not use hedging instruments for speculative purposes and is not required to hedge in seeking its objective.

      The Fund could buy and sell options, futures and forward contracts for a number of purposes. It might hedge to try to manage its exposure to changing securities prices, to establish a position in the market as a temporary substitute for purchasing individual securities, or to manage its exposure to changing interest rates. Buying futures and call options would tend to increase the Fund's exposure to the securities markets. Forward contracts can be used to try to manage foreign currency risks on the Fund's foreign investments.

      There are also special risks in particular hedging strategies. For example, options trading involves the payment of premiums and can increase portfolio turnover. If the Manager used a hedging instrument at the wrong time or judged market conditions incorrectly, the strategy could reduce the Fund's return, possible substantially. The Fund could also experience losses if the prices of its futures and options positions were not properly correlated with the hedged investment or if it could not close out a position because of an illiquid market. For example, when the Fund writes a put, there is a risk that the Fund may be required to buy the underlying security at a disadvantageous price. The Fund could also experience losses if the prices of its futures and options positions were not properly correlated with the hedged investment or if it could not close out a position because of an illiquid market.

Portfolio Turnover. The Fund's investment process may cause the Fund to engage in active and frequent trading. Therefore, the Fund may engage in short-term trading in seeking to achieve its objective and as a result, have a turnover rate in excess of 100%. Most of the Fund's portfolio transactions, however, are expected to be principal trades that do not entail brokerage fees. Portfolio turnover increases brokerage costs the Fund pays, which may result in reduced performance. If the Fund realizes capital gains when it sells its portfolio investments, it generally pays those gains to shareholders, increasing their taxable distributions.

CAN THE FUND'S INVESTMENT OBJECTIVES AND POLICIES CHANGE? The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this
Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objectives are fundamental policies. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information. An investment policy is not fundamental unless this Prospectus or the Statement of
Additional Information specifically states that it is fundamental.

OTHER INVESTMENT STRATEGIES. To seek its objectives, the Fund may also use the investment techniques and strategies described below. The Fund may not always use all of these techniques and strategies, which have their own risks, although some are designed to help reduce overall investment or market risks. There can be no assurance that the Manager will be successful in using these techniques and strategies.

Other Debt Securities. Under normal market conditions, the Fund may invest up to
35% of its total assets in debt securities issued by U.S. companies, the U.S.
government or U.S. government agencies. The Fund does not expect, however, to include these investments in its normal long term investment strategy to a significant degree. The Fund's investments in U.S. government securities may include U.S. Treasury securities and securities issued or guaranteed by agencies or instrumentalities of the U.S. government, such as collateralized mortgage obligations ("CMOs") and other mortgage-related securities. Mortgage-related securities are subject to prepayment and extension risk, which may affect the instrument's anticipated cash flow stream, as well as the value of the securities.

      The Fund can also buy U.S. commercial paper, which is short-term corporate debt, and asset-backed securities, which are interests in pools of consumer loans and other trade receivables. As with CMOs and other mortgage-related securities, prepayments on the underlying loans may reduce the Fund's income from the securities and their value.

Zero-Coupon and "Stripped" Securities. The Fund may invest in government and corporate debt securities that are zero-coupon bonds. Zero-coupon bonds pay no stated interest and are issued at a substantial discount from their face value, which provides the investor with an implied rate of interest on the bond.
Stripped securities are the separate income or principal components of a debt security. Some CMOs or other mortgage-related securities may be stripped, with each component having a different proportion of principal or interest payments.
One component may receive all the interest and the other all the principal payments from the underlying pool of mortgages. The values of stripped mortgage-related securities are very sensitive to prepayments of the underlying pool of mortgages.

      Zero-coupon and stripped securities are subject to greater fluctuations in price from interest rate changes than interest-bearing securities. The Fund may have to pay the imputed income on zero coupon securities without receiving the actual cash. Interest-only securities are particularly sensitive to changes in interest rates.

      The values of interest-only and principal-only mortgage-related securities are very sensitive to changes in interest rates and prepayments of underlying mortgages. The market for these securities may be limited, making it difficult for the Fund to value or to sell its holdings at an acceptable price.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they may be sold publicly. The Fund will not invest more than 10% of its net assets in illiquid or restricted securities. The
Board may increase that limit to 15%. Certain restricted securities that are eligible for resale to qualified institutional buyers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

"When-Issued" and "Delayed-Delivery" Transactions. The Fund may purchase securities on a "when-issued" basis and may purchase or sell securities on a
"delayed-delivery" basis. In these types of transactions, no payment is made and no interest accrues between the purchase and settlement dates of the trade.
There is a risk of loss to the Fund if the value of the when-issued security declines prior to the settlement date. No income accrues to the Fund on a when-issued security until the Fund receives the security on settlement of the trade.

Temporary Defensive Cash Management and Interim Investments. In times of adverse or unstable market, economic or political conditions, the Fund can invest up to
100% of its assets on a temporary basis in investments that are inconsistent with the Fund's principal investment strategies. These would ordinarily include
United States government securities, highly rated commercial paper, bank deposits or repurchase agreements. For cash management purposes, the Fund can hold cash equivalents such as commercial paper, repurchase agreements, Treasury bills and other short-term U.S. government securities. The Fund may also hold these types of securities pending the investment of proceeds from the sale of portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objectives.

Loans of Portfolio Securities. The Fund may make loans of its portfolio securities, with a value not to exceed 25% of its net assets, in accordance with
Securities Lending Guidelines approved by the Fund's Board. The Fund has entered into a securities lending agreement with JPMorgan Chase Bank, N.A. for that purpose. Under the agreement, the Fund's portfolio securities may be loaned to brokers, dealers and financial institutions, provided that such loans comply with the collateralization and other requirements of the securities lending agreement, the Securities Lending Guidelines and applicable government regulations. JPMorgan Chase has agreed, in general, to bear the risk that a borrower may default on its obligation to return loaned securities. However, the
Fund will be responsible for risks associated with the investment of cash collateral, including the risk of a default by the issuer of a security in which cash collateral has been invested. If that occurs, the Fund may incur additional costs in seeking to obtain the collateral or may lose the amount of the collateral investment. The Fund may also lose money if the value of the collateral decreases.

Non-Diversification. As explained above, the Fund is "non-diversified" under the
Investment Company Act, and so may invest a greater portion of its assets in the debt securities of a single issuer than "diversified" funds. This policy gives the Fund more flexibility to invest in the debt securities of a single issuer than if it were a "diversified" fund. The Fund, however, intends to diversify its investments so that it will qualify as a "regulated investment company"
under the Internal Revenue Code (although it reserves the right not to so qualify).

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that states the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible to pay to conduct its business.

      The Manager has been an investment advisor since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $215 billion in assets as of March 31, 2006, including other Oppenheimer funds with more than 6 million shareholder accounts. The Manager is located at Two World Financial Center, 225
Liberty Street, 11th Floor, New York, New York 10281-1008.

Advisory Fees. The Manager has contractually agreed to waive the entire amount of its advisory fee and the Fund does not pay any other fee for its services. As indicated in the "Annual Fund Operating Expenses" table above, a portion of the
"wrap-fee" that investors pay to the "wrap-fee" program sponsor can be attributed to the management of the Fund.

      A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory contracts with the Manager will be available in the Fund's Semi-Annual Report to shareholders for the six month period ended
March 31, 2007.

Portfolio Manager. The Fund's portfolio is managed by Arthur P. Steinmetz.  Mr.
Steinmetz is the Fund's lead portfolio manager and he is responsible for the day-to-day management of the Fund's portfolio.  Mr. Steinmetz is a Senior Vice
President of the Manager since March 1993 and of HarbourView Asset Management
Corporation since March 2000.  He is an officer and portfolio manager of other portfolios in the OppenheimerFunds complex.  Mr. Steinmetz has been employed by the Manager since 1986.

      The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts he manages and his ownership of Fund shares.

Pending Litigation. A consolidated amended complaint was filed as a putative class action against the Manager and the Transfer Agent (and other defendants)
in the U.S. District Court for the Southern District of New York on January 10,
2005 and was amended on March 4, 2005. The complaint alleged, among other things, that the Manager charged excessive fees for distribution and other costs, and that by permitting and/or participating in those actions, the
Directors/Trustees and the Officers of the funds breached their fiduciary duties to fund shareholders under the Investment Company Act of 1940 and at common law.
The plaintiffs sought unspecified damages, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

       In response to the defendants' motions to dismiss the suit, seven of the eight counts in the complaint, including the claims against certain of the
Oppenheimer funds, as nominal defendants, and against certain present and former
Directors, Trustees and officers of the funds, and the Distributor, as defendants, were dismissed with prejudice, by court order dated March 10, 2006, and the remaining count against the Manager and the Transfer Agent was dismissed with prejudice by court order dated April 5, 2006. The plaintiffs filed an appeal of those dismissals on May 11, 2006.

      The Manager believes that it is premature to render any opinion as to the likelihood of an outcome unfavorable to it, the funds, the Directors/Trustees or the Officers on the appeal of the decisions of the district court, and that no estimate can yet be made with any degree of certainty as to the amount or range of any potential loss. However, the Manager believes that the allegations contained in the complaint are without merit and that there are substantial grounds to sustain the district court's rulings.

INVESTING IN THE FUND

How to Buy and Sell Shares

How Are Shares Purchased? Shares of the Fund may be purchased only by or on behalf of separately managed account clients who have retained OFI PI to manage their accounts pursuant to an investment management agreement with OFI PI and/or a managed account program sponsor as part of a "wrap-fee" program. In most cases, purchase orders are made based on instructions from OFI PI, in its capacity as investment advisor or sub-advisor to your wrap account, to the broker-dealer who executes trades for your account. OFI PI is an affiliate of the Fund and the Manager. Individual investors cannot buy shares of the Fund directly.

       Purchase orders are processed at the NAV next calculated after the broker-dealer receives the order on behalf of the client account. Your broker-dealer must receive the order by the time the NYSE closes, which is normally 4:00 p.m., on a regular business day in order for you to receive that day's offering price. Unless your broker-dealer has made alternative arrangements with the Distributor, your broker-dealer must transmit the order to the Distributor so that it is received before the Distributor's close of business (normally 5:00 p.m.) in order for you to receive that day's offering price. Otherwise, the order will receive the offering price that is determined on the next regular business day.

       The Fund's distributor, OppenheimerFunds Distributor, Inc.
("Distributor"), may appoint servicing agents to accept purchase and redemption orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

      For more information about your investment in a "wrap-fee" program, including any minimum initial and additional investments, please refer to the
"wrap-fee" brochure provided to you by the program sponsor or your advisor.

-----------------------------------------------------------------------------------
Information about your investment in the Fund through the applicable separately managed account "wrap-fee" program can be obtained only from your advisor, OFI
PI or the wrap program sponsor. Instructions for buying or selling your investment, including shares of the Fund, should be given to OFI PI or your financial advisor, not directly to the Fund or its Transfer Agent.
-----------------------------------------------------------------------------------

How Are Shares Redeemed? In most cases, redemption orders are made based on instructions from OFI PI, in its capacity as investment advisor or sub-advisor to your wrap account, to the broker-dealer who executes trades for your account.
Redemption orders are processed at the NAV next calculated after they are received in proper form and accepted by the Transfer Agent. To receive the redemption price calculated on a particular, regular business day, your order must be received by the Transfer Agent by the close of business of the NYSE that day, which is normally 4:00 p.m., but may be earlier on some days.

       Redemption proceeds will ordinarily remain in a shareholder's "wrap-fee"
account and may be reinvested in shares of the Fund or other securities at the discretion of OFI PI unless OFI PI receives other instructions from your wrap fee adviser. The Fund normally sends payment by Federal Funds wire to the wrap-fee account the day after the Fund receives the order (and no later than seven days after the Fund's receipt of the order). Under unusual circumstances determined by the Securities and Exchange Commission (the "SEC"), payment may be delayed or suspended.

       The Fund intends to redeem shares held by or on behalf of a shareholder who ceases to be an eligible investor as described above or as otherwise described in the Statement of Additional Information. Each investor, by purchasing shares, agrees to any such redemption.

The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption value of your shares may be more or less than the amount that you originally paid for them.

Shares may be "redeemed in kind" under unusual circumstances, such as a lack of liquidity in the Fund's portfolio to meet redemptions. This means that the redemption proceeds will be paid to you in liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as you convert the securities into cash.

      Dealers that perform account transactions for their clients by participating in NETWORKING through National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the
Fund if the dealer performs any transaction erroneously or improperly.

AT WHAT PRICE ARE SHARES SOLD? When you buy shares of the Fund, you pay the NAV.
This is the "offering price" of the shares. There are no initial or asset based sales charges. The offering price that applies to a purchase order is based on the next calculation of the NAV per share that is made after the Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates its NAV per share as of the close of the
NYSE on each day the NYSE is open for trading (referred to in this Prospectus as a "regular business day"). The NYSE normally closes at 4:00 p.m., Eastern Time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern Time."

      The NAV per share on a regular business day is determined by dividing the value of the Fund's net assets by the number of shares outstanding on that day.
To determine the NAV, Fund assets are valued primarily on the basis of current market quotations. If market quotations are not readily available or if, in the
Manager's judgment, they do not accurately reflect the fair value of a security or a security's value has been materially affected by events occurring after the close of the market in which the security is principally traded, that security may be valued by another method that the Board of Trustees believes accurately reflects its fair value. Because some foreign securities trade in markets that operate on weekends and U.S. holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

       The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's
Valuation Committee. Fair value determinations by the Valuation Committee are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined. In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities held by the Fund. Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting a particular securities market or markets (for example, a foreign securities market closes early because of a natural disaster). The Fund uses fair value pricing procedures to reflect what the Manager and the Board, acting through the Valuation Committee, believe to be more accurate values for the
Fund's portfolio securities, although it may not always be able to accurately determine such values.

       If, after the close of the principal market on which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, a significant event occurs that the Manager learns of and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security on the principal market on which it is traded, the Manager will use its best judgment to determine a fair value for that security.

      The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

Market Timing Policy. In general, the practice of "market timing," which includes short-term or excessive trading of fund shares and other abusive trading practices, may have a detrimental effect on a fund and its shareholders.
Depending upon various factors such as the fund's size and the amount of its assets maintained in cash, market timing by fund shareholders may interfere with the efficient management of the fund's portfolio, increase transaction costs and taxes, and harm the performance of the fund and its shareholders. Because the
Fund is designed to be a component of "wrap-fee" accounts that also invest, at the direction of the advisors to the "wrap-fee" accounts, in individual securities and other investments, Fund shares may be purchased or redeemed on a frequent basis for rebalancing purposes or in order to invest new monies
(including through dividend reinvestment) or to accommodate reductions in account size. The Fund is managed in a manner that is consistent with its role in the "wrap-fee" accounts. Because all purchase and redemption orders are initiated by the advisors to the "wrap-fee" accounts, "wrap-fee" account clients are not in a position to effect purchase and redemption orders and are, therefore, unable to directly trade in Fund shares. The Board of Trustees has adopted a market timing policy, pursuant to which the Distributor monitors the
Fund's trading activity and has the ability to reject any purchase or redemption orders that the Distributor believes is inconsistent with the Fund's participation as an investment option for "wrap-fee" programs and that would adversely affect the Fund or its shareholders. Additionally, the Fund reserves the right to refuse such purchase or redemption orders.

Other Payments to Financial Intermediaries and Service Providers. The Manager or
its affiliates, in their discretion, also may pay dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities. These payments are made out of the Manager's or its affiliates' own resources. These cash payments, which may be substantial, are paid to many firms having business relationships with the Manager or its affiliates. These payments by the Manager or its affiliates from their own resources are not reflected in the tables in the section called "Fees and
Expenses of the Fund" in this Prospectus because they are not paid by the Fund.

      In general, these payments to financial intermediaries can be categorized as "distribution-related" or "servicing" payments. Payments for distribution-related expenses, such as marketing or promotional expenses, are often referred to as "revenue sharing." Revenue sharing payments may be made on the basis of the sales of shares attributable to that dealer, the average net assets of the Fund and other Oppenheimer funds attributable to the accounts of that dealer and its clients, negotiated lump sum payments for distribution services provided, or sales support fees. In some circumstances, revenue sharing payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers. These payments also may give an intermediary an incentive to cooperate with the wrap-fee program sponsor's marketing efforts. A revenue sharing payment may, for example, qualify the Fund for preferred status with the intermediary receiving the payment or provide representatives of the wrap-fee program sponsor with access to representatives of the intermediary's sales force, in some cases on a preferential basis over funds of competitors.
The Manager does not consider a financial intermediary's sale of shares of the
Fund or other Oppenheimer funds when selecting brokers or dealers to effect portfolio transactions for the funds.

Portfolio Holding Policy. The Fund's portfolio holdings will be included in semi-annual and annual reports that are distributed to shareholders of the Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its Statements of
Investments on Form N-Q, which are filed with the SEC no later than 60 days after the close of its first and third fiscal quarters. These required filings are publicly available at the SEC. Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the
Fund's fiscal quarters.

      A description of the Fund's policies and procedures with respect to the disclosure of its portfolio holdings is available in the Statement of Additional
Information.

Patriot Act Anti-Money Laundering Requirements. The USA Patriot Act (the
"Patriot Act"), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account.
The Patriot Act is intended to prevent the use of the U.S. financial system in furtherance of money laundering, terrorism or other illicit activities. The Fund intends to rely on the "wrap-fee" program sponsor to make the determinations required by the Patriot Act. The Fund reserves the right, however, to request identifying information, including your name, your date of birth (for a natural person), your residential street address or principal place of business, your
Social Security Number or Employer Identification Number, or other government issued identification. Additional information may be required in certain circumstances or to open corporate accounts. The Fund or the Transfer Agent may use the information to verify the identity of investors or the status of financial advisors and may reject purchase orders or redeem any amounts in the
Fund if they are unable to do so. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity.
It is the Fund's policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends from net investment income on an annual basis. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends. Dividends (and any capital gains distributions) will be paid in cash. Dividends will remain invested in a shareholder's "wrap-fee"
account and may be reinvested in shares of the Fund or other securities at the discretion of OFI PI unless OFI PI receives other instructions from your wrap fee adviser.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are generally taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to shareholders. It does not matter how long you have held your shares. Whether you reinvest your distributions in additional shares or take them in cash, the tax treatment is the same.

      Although dividends are generally taxable as ordinary income, individual shareholders who satisfy certain holding period and other requirements are taxed on such dividends at long-term capital gain rates to the extent that the dividends are attributable to "qualified dividend income" received by the Fund.
"Qualified dividend income" generally consists of dividends received from U.S.
corporations (other than dividends received from tax-exempt organizations and certain dividends from real estate investment trusts and other regulated investment companies) and from certain foreign corporations.

      If more than 50% of the Fund's assets are invested in foreign securities at the end of any fiscal year, the Fund may elect under the Internal Revenue
Code to permit shareholders to take a credit or deduction on their federal income tax returns for foreign taxes paid by the Fund.

      Every year the Fund will send you and the Internal Revenue Service a statement showing the amount of any taxable distribution you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

      The Fund intends to qualify each year as a "regulated investment company"
under the Internal Revenue Code, but reserves the right not to qualify. The Fund itself, as a regulated investment company, will not be subject to federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

"Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds if you fail to furnish your correct, certified Social Security or Employer Identification Number, or if you
under-report your income to the Internal Revenue Service.

Avoid "Buying a Distribution." If shares are purchased for your account on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

Remember, There May be Taxes on Transactions. Because the Fund's share price fluctuates, you may have a capital gain or loss when your shares are sold or redeemed. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold or redeem them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by the Fund may be considered a non-taxable return of capital to shareholders. If that occurs, it will be identified in notices to shareholders.

      This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

Financial information for the Fund is not provided because, as of the date of this Prospectus, the Fund had not commenced operations.

INFORMATION AND SERVICES

More Information on Oppenheimer SMA International Bond Fund The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus, which means it is legally part of this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS. The Fund has not yet commenced operation.
Information about the Fund's investments and performance will be available in the Fund's Annual and Semi-Annual Reports to shareholders. The Annual Report will include a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                            1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request these documents by e-mail or
                              through the OppenheimerFunds website.  You may
                              also read or download these and other
                              documents on the OppenheimerFunds website at:
                              www.oppenheimerfunds.com
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.551.8090. Reports and other information about the Fund will be available on the EDGAR database on the SEC's Internet website at
www.sec.gov. Copies may be obtained after payment of a duplicating fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's SEC File No.: 811-________     The Fund's shares are distributed by:
PR0___.001.___06                          [logo]   OppenheimerFunds    Distributor,
Inc.
Printed on recycled paper

APPENDIX A
FINANCIAL HIGHLIGHTS
The bar chart and table shown below do not show the performance of the Fund.
Because the Fund is being offered to the public for the first time as of the date of this Prospectus, the Fund does not have any prior operating history or performance.

The performance information shown is that of the Oppenheimer International Bond
Fund ("International Bond Fund") and not that of the Fund. The International
Bond Fund is managed by the same investment advisor and portfolio manager that manage the Fund, with substantially similar investment objectives, policies, strategies and risks as the Fund. The performance of the International Bond Fund may assist investors in evaluating the Fund by providing information regarding the performance of a fund that is managed by the same investment advisor and portfolio manager as the Fund, with substantially similar investment objectives, policies, strategies and risks as the Fund. The Fund was not in existence at the time of the International Bond Fund's performance listed in the chart and table below.

The International Bond Fund's past performance should not be considered as a substitute for the performance of the Fund and is not an indication of the future performance of the Fund. You should not assume that the Fund will have the same performance as the International Bond Fund. The Fund's future performance may be greater or less than the performance of the International
Bond Fund due to, among other things, differences in the expenses, fees and cash flows of the Fund and the sales charges applicable to the shares of the
International Bond Fund.

The bar chart and table below show one measure of the risks of investing in the
International Bond Fund, by showing changes in International Bond Fund's performance (for its Class A shares) from year to year for the last ten calendar years and by showing how the average annual total returns of International Bond
Fund's shares, both before and after taxes, compared to those of a broad-based market index. The after-tax returns for the other classes of shares of the
International Bond Fund will vary.

The after-tax returns are shown for International Bond Fund's Class A shares only and are calculated using the historical highest individual federal marginal income tax rates in effect during the periods shown, and do not reflect the impact of state or local taxes. The after-tax returns are calculated based on certain assumptions mandated by regulation and the investor's actual after-tax returns may differ from those shown, depending on the investor's individual tax situation. The after-tax returns set forth below are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or
IRAs or to institutional investors not subject to tax. The International Bond
Fund's past investment performance, before and after taxes, is not necessarily an indication of how the International Bond Fund or the Fund will perform in the future.

Graphic material included in the Prospectus of International Bond Fund under the heading: "Annual Total Returns (Class A) (as of 12/31 each year)":

A bar chart will be included in the Prospectus of the International Bond Fund depicting the annual total returns of a hypothetical investment in Class A shares of the International Bond Fund for each of the eight most recent calendar years, without deducting sales charges or taxes. Set forth below is the relevant data point that will appear on the bar chart:

Year
Ended:                       Annual Total Return:

12/31/96                          19.29%
12/31/97                          2.46%
12/31/98                          -4.36%
12/31/99                          11.00%
12/31/00                          6.85%
12/31/01                          2.15%
12/31/02                          20.81%
12/31/03                          25.89%
12/31/04                          15.56%
12/31/05                           3.29%

Sales charges and taxes are not included in the calculations of return in this bar chart, and if those charges and taxes were included, the returns may be less than those shown.

For the period from 1/1/05 through 12/31/05, the cumulative return (not annualized) before taxes for Class A shares was 3.29%.

During the period shown in the bar chart, the highest return (not annualized)
before taxes for a calendar quarter was 11.56% (4th Qtr `04) and the lowest return (not annualized) before taxes for a calendar quarter was -9.80% (3rdQtr
'98).

Average Annual Total Returns    1 Year          5 Years                 10 Years
for the periods ended                        (or life of class,      (or life of class,
December 31, 2005                                if less)               if less)

Class A Shares
(inception 6/15/95)             -1.61%          12.05%                  9.37%
Return Before Taxes             -3.90%          10.08%                  6.37%
Return After Taxes              -0.99%          9.28%                   6.12%
on Distributions
Return After Taxes on
Distributions and Sale
of Fund Shares

Citibank Non-U.S. Dollar
World Government Bond Index     -9.20%          7.26%                   4.42%(1)
(reflects no deduction for
fees, expenses or taxes)

Class B Shares
(inception (6/15/95)            -2.41%          11.96%                  9.43%

Class C Shares
(inception (6/15/95)            1.55%           12.26%                  9.08%

Class N Shares
(inception 3/1/01)              1.71%           13.11%                  N/A(2)

Class Y Shares
(inception 9/27/04)             3.67%           13.13%                  N/A(2)

1. From 5/31/95.
2. Because this is a new class of shares, return data for the period specified is not available.

The International Bond Fund's average annual total returns include the applicable sales charge: for Class A, the current maximum initial sales charge of 4.75%; for Class B, the contingent deferred sales charges of 5% (1-year) and
2% (5 years), for Class C and Class N, average annual total returns include the
1% contingent deferred sales charge for the 1-year period. Because Class B shares convert to Class A shares 72 months after purchase, Class B
"life-of-class" performance does not include any contingent deferred sales charge and uses Class A performance for the period after conversion. The returns measure the performance of a hypothetical account and assume that all dividends and capital gains distributions have been reinvested in additional shares. The performance of the International Bond Fund's Class A shares is compared to the
Citibank Non-U.S. Dollar World Government Bond Index, a
market-capitalization-weighted index that tracks performance of 13 government bond markets in developed countries. The index performance includes reinvestment of income but does not reflect transaction costs, fees, expenses or taxes. The
International Bond Fund's investments vary from those in the index.

As stated above, the performance of the International Bond Fund is not a substitute for the performance of the Fund and shareholders of the Fund should not consider the past performance of the International Bond Fund as an indication of the future performance of the Fund. Please read this Prospectus carefully before investing in the Fund.

Oppenheimer SMA International Bond Fund

6803 S. Tucson Way, Centennial, CO 80112
1.800.CALL OPP (225.5677)

Statement of Additional Information dated _________, 2006

      This Statement of Additional Information is not a prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated ___________, 2006. It should be read together with the Prospectus. You can obtain the Prospectus by writing to the
Funds Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver,
Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet website at
www.oppenheimerfunds.com.

Contents                                                                  Page

ABOUT THE FUND...............................................................
Additional Information About the Funds Investment Policies and Risks........
    The Funds Investment Policies...........................................
    Other Investment Techniques and Strategies...............................
    Other Investment Restrictions...........................................
    Non-Diversification of the Funds Investments...........................
    Disclosure of Portfolio Holdings........................................
How the Fund is Managed.....................................................
    Organization and History................................................
    Classes of Shares.......................................................
    Meetings of Shareholders................................................
    Shareholder and Trustee Liability.......................................
    Board of Trustees and Oversight Committees..............................
    Trustees and Officers of the Fund.......................................
    Biographical Information................................................
    Remuneration of the Officers and Trustees...............................
    Retirement Plan for Trustees............................................
    Deferred Compensation Plan..............................................
    Major Shareholders......................................................
    The Manager.............................................................
    Code of Ethics..........................................................
    Portfolio Proxy Voting..................................................
    The Investment Advisory Agreement.......................................
    Portfolio Manager.......................................................
    Other Accounts Managed by the Portfolio Manager.........................
    Compensation of the Portfolio Manager...................................
    Ownership of Fund Shares................................................
Brokerage Policies of the Fund..............................................
    Brokerage Provisions of the Investment Advisory Agreement...............
    Brokerage Practices Followed by the Manager.............................
..............................................
About Your Account..........................................................
    How to Buy Shares.......................................................
    Determination of Net Asset Value Per Share..............................
    Securities Valuation....................................................
    Cancellation of Purchase Orders.........................................
    How to Sell Shares......................................................
    Sending Redemption Proceeds by Federal Funds Wire.......................
    Payments In Kind......................................................
    Involuntary Redemptions.................................................
Dividends, Capital Gains and Taxes..........................................
    Dividends and Distributions.............................................
    Tax Status of the Funds Dividends, Distributions and Redemptions of
    Shares..................................................................
    Qualification as a Regulated Investment Company.........................
    Excise Tax on Regulated Investment Companies............................
    Taxation of Fund Distributions..........................................
    Tax Effects of Redemptions of Shares....................................
    Foreign Shareholders....................................................
Additional Information About the Fund.......................................
    The Distributor.........................................................
    The Custodian...........................................................
    The Transfer Agent......................................................
    Independent Registered Public Accounting Firm...........................
    Legal Counsel...........................................................

Appendix A:  Rating Definitions............................................A-1
Appendix B:  Industry Classifications......................................B-1

      ABOUT THE FUND

      Additional Information About the Funds Investment Policies and Risks

      The investment objectives, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of Additional
Information contains supplemental information about those policies and risks and the types of securities that the Funds investment manager, OppenheimerFunds,
Inc. (the Manager), can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objectives.

      The Funds Investment Policies. The composition of the Funds portfolio and the techniques and strategies that the Manager may use in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its objective. It may use some of the investment techniques and strategies at some times or not at all.

      In selecting securities for the Funds portfolio, the Manager evaluates the merits of particular securities primarily through the exercise of its own investment analysis. This process may include, among other things, evaluation of the issuers historical operations, prospects for the industry of which the issuer is part, the issuers financial condition, its pending product developments and business (and those of competitors), the effect of general market and economic conditions on the issuers business, and legislative proposals that might affect the issuer.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

|X| Foreign Securities. The Fund expects to invest primarily in foreign securities. The foreign securities in which the Fund invests will primarily be debt securities issued or guaranteed by foreign companies or governments, including supranational entities. Foreign securities include equity and debt securities of companies organized under the laws of countries other than the
United States and debt securities issued or guaranteed by governments other than the U.S. government or by foreign supranational entities. They also include securities of companies (including those that are located in the U.S. or organized under U.S. law) that derive a significant portion of their revenue or profits from foreign businesses, investments or sales, or that have a significant portion of their assets abroad. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

      The Fund may invest in both sponsored and unsponsored American Depository
Receipts (ADRs), European Depository Receipts (EDRs), Global Depository Receipts
(GDRs) and other similar global instruments. ADRs typically are issued by an
American bank or trust company and evidence ownership of underlying securities issued by a non-U.S. corporation. EDRs, which are sometimes referred to as
Continental Depository Receipts, are receipts issued in Europe, typically by
non-U.S. banks and trust companies, that evidence ownership of either non-U.S.
or domestic underlying securities. GDRs are depository receipts structured like global debt issues to facilitate trading on an international basis. Unsponsored
ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs,
EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. These securities are subject to some of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Securities of foreign issuers that are represented by ADRs or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered foreign securities for the purpose of the Funds investment allocations, because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      ADR facilities may be either sponsored or un-sponsored. While sponsored and un-sponsored ADR facilities are similar, distinctions exist between the rights and duties of ADR holders and market practices. Sponsored facilities have the backing or participation of the underlying foreign issuers. Un-sponsored facilities do not have the participation by or consent of the issuer of the deposited shares. Un-sponsored facilities usually request a letter of non-objection from the issuer. Holders of un-sponsored ADRs generally bear all the costs of such facility. The costs of the facility can include deposit and withdrawal fees, currency conversion and other service fees. The depository of an un-sponsored facility may not have a duty to distribute shareholder communications from the issuer or to pass through voting rights. Issuers of un-sponsored ADRs do not have an obligation to disclose material information about the foreign issuers in the U.S. As a result, the value of the un-sponsored
ADR may not correlate with the value of the underlying security trading abroad or any material information about the security or the issuer disseminated abroad. Sponsored facilities enter into an agreement with the issuer that sets out rights and duties of the issuer, the depository and the ADR holder. The sponsored agreement also allocates fees among the parties. Most sponsored agreements provide that the depository will distribute shareholder notices, voting instructions and other communications.

      Because the Fund may purchase securities denominated in foreign currencies, a change in the value of such foreign currency against the U.S.
dollar will result in a change in the amount of income the Fund has available for distribution. Because a portion of the Funds investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the Fund will absorb the cost of any currency fluctuations. After the Fund has distributed income, subsequent foreign currency losses may result in the Funds having distributed more income in a particular fiscal period than was available from investment income, which may result in a return of capital to shareholders. The
Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. The benefits include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the United States, or to reduce fluctuations in the value of the portfolio by taking advantage of foreign stock markets that are not highly correlated to U.S. markets, thereby diversifying the Funds portfolio.

o Foreign Debt Obligations. The debt obligations of foreign governments and entities may or may not be supported by the full faith and credit of the foreign government. The Fund may invest in securities issued by certain supranational entities, including entities designated or supported by governments to promote economic reconstruction or development, international banking organizations and related government agencies. Examples are the International Bank for
Reconstruction and Development (commonly called the World Bank), the Asian
Development Bank and the Inter-American Development Bank.

      The governmental members of these supranational entities are stockholders that typically make capital contributions and may be committed to make additional capital contributions if the entity is unable to repay its borrowings. A supranational entitys lending activities may be limited to a percentage of its total capital, reserves and net income. There can be no assurance that the constituent foreign governments will continue to be able or willing to honor their capitalization commitments for those entities.

      The Fund may invest in U.S. dollar-denominated Brady Bonds. These foreign debt obligations may be fixed-rate par bonds or floating-rate discount bonds.
Generally, the principal amount due at maturity is collateralized in full by
U.S. Treasury zero coupon obligations that have the same maturity as the Brady
Bonds. Brady Bonds can be viewed as having three or four valuation components:
(i) the collateralized repayment of principal at maturity; (ii) the collateralized interest payments; (iii) the uncollateralized interest payments;
and (iv) any uncollateralized repayment of principal at maturity.
Uncollateralized amounts constitute what is referred to as residual risk.

      If there is a default on collateralized Brady Bonds resulting in acceleration of the payment obligations of the issuer, the zero coupon U.S.
Treasury securities held as collateral for the payment of principal will not be distributed to investors, nor will those obligations be sold to distribute the proceeds. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds. The defaulted bonds will continue to remain outstanding, and the face amount of the collateral will equal the principal payments which would have then been due on the Brady Bonds at maturity. Brady Bonds are considered speculative investments because of the residual risk of Brady Bonds and the history of defaults with respect to commercial bank loans by public and private entities of countries issuing Brady
Bonds.

o Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing, but also present special additional risks and considerations not typically associated with investments in U.S. securities.
Depending on the foreign country, some of these additional risks may include:
o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to U.S.
               issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
               United States;
o     less governmental regulation of foreign issuers, stock exchanges and brokers than in the United States;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the United States;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or
               adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

Special Risks of Emerging and Developing Markets. Emerging and developing markets abroad may also offer special opportunities for growth investing but have greater risks than more developed foreign markets, such as those in Europe,
Canada, Australia, New Zealand and Japan. There may be even less liquidity in the securities markets of emerging and developing countries, and settlements of purchases and sales of securities may be subject to additional delays. These markets may be subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Emerging and developing market countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries. The Manager will consider these factors when evaluating securities in these markets in order to reasonably ensure that the selection of emerging and developing markets securities will be consistent with the Funds objectives.

o Passive Foreign Investment Companies. Certain corporations domiciled outside the United States, in which the Fund may invest, may be considered passive foreign investment companies (PFICs) under U.S. tax laws. PFICs are those foreign corporations that generate primarily passive income. They tend to be investment companies, finance companies, growth companies or start-up companies.
For federal tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporations gross income for the taxable year is passive income or if
50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by 954 of the Internal Revenue Code of 1986, as amended (IRC).

      Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There is also the risk that the Fund may not realize that its investment in a foreign corporation is that of a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs (See Dividends, Capital Gains and Taxes -- Taxation of Fund Distributions). Following industry standards, the
Fund makes every effort to ensure compliance with federal tax reporting of these investments. PFICs are considered foreign securities for purposes of any minimum percentage requirements or limitations of investing in foreign securities that the Fund may adopt from time to time.

      Subject to the limits under the Investment Company Act of 1940 (the
Investment Company Act) and under its own non-fundamental policies, the Fund may invest in foreign mutual funds that may be deemed PFICs. Investing in foreign mutual funds deemed PFICs may provide the Fund exposure to foreign countries that limit, or prohibit, all direct foreign investment in the securities of companies domiciled in the country. The risks of investing in other investment companies are described below under Investment in Other Investment Companies.

|X| Debt Securities. The Fund may invest in a variety of debt securities in seeking its objectives. Foreign debt securities are subject to the risks of foreign securities described above. In general, debt securities are also subject to two additional types of risk: credit risk and interest rate risk.

o Credit Risks. Credit risk relates to the uncertainty of the issuers ability to meet interest or principal payments, or both, as they become due. In general, lower-grade, higher-yield bonds are subject to a greater degree of credit risk than higher-grade, lower-yield bonds.

      The Funds debt investments can include investment-grade and non-investment-grade bonds (commonly referred to as junk or high yield bonds).
Investment-grade bonds are bonds rated at least Baa by Moodys Investors Service,
Inc. (Moodys), at least BBB by Standard & Poors Ratings Services (Standard and
Poors) or Fitch, Inc. (Fitch), or have comparable ratings by another nationally recognized statistical rating organization.

      When the Manager invests in debt securities, it may rely to some extent on the ratings of ratings organizations or it may use its own research to evaluate a securitys credit-worthiness. If the securities are unrated, in order to be considered part of the Funds holdings of investment-grade securities, they must be evaluated by the Manager and determined to be of comparable quality to bonds rated as investment-grade by a rating organization.

o Interest Rate Risks. Interest rate risk refers to fluctuations in the value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already-issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities and smaller coupon rates are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities and larger coupon rates.

      Fluctuations in the market value of fixed-income securities after the Fund buys them will not affect the interest payable on those securities, nor the cash income from them. The price fluctuations will be reflected, however, in the valuations of the securities, and therefore the Funds net asset value will be affected by the fluctuations.

o Special Risks of Lower-Grade Securities. The Fund may invest without limitations in lower-grade debt securities if the Manager believes such investments are consistent with the Funds objectives. The Fund may invest in lower-grade securities if the Manager is seeking greater income because lower-grade securities tend to offer higher yields than investment-grade securities. The Fund may also invest in lower-grade securities for their appreciation potential. These investments, however, will be made only when consistent with the Funds overall goal of total return.

      Lower-grade debt securities are those rated below investment-grade debt securities, which means they have received a rating lower than Baa by Moodys or lower than BBB by Standard & Poors or Fitch, or similar ratings by other rating organizations. If they are unrated and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, they will be considered part of the Funds portfolio of lower-grade debt securities. The Fund may invest in securities rated as low as C or D, or securities that are in default at the time of investment.

      Some of the special credit risks of lower-grade securities are discussed below. Lower-grade securities are subject to greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment-grade securities. The issuers low creditworthiness also may result in the issuer paying a higher rate of interest on new debt, which may also increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely to occur during periods of general economic downturn. An economic downturn or an increase in interest rates may severely disrupt the market for high yield bonds. These disruptions may have an adverse effect on the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In addition to these risks, foreign high yield bonds are also subject to special risks of foreign investing discussed in the Prospectus and in this Statement of Additional Information.

      To the extent that certain high yield bonds are securities that may be converted into equity (convertible securities), these securities may be subject to fewer of these risk factors than non-convertible high yield bonds.

      While securities rated Baa by Moodys or BBB by Standard & Poors or Fitch are investment grade and are not regarded as junk bonds, these securities may be subject to special risks, and have some speculative characteristics. A description of the debt security ratings categories of the principal rating organizations is included in Appendix A to this Statement of Additional
Information.

|X| Portfolio Turnover. Portfolio turnover describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Funds portfolio turnover rate will fluctuate from year to year. The realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, because the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the IRC. Because this Fund has not commenced operations as of the date of this Statement of Additional Information, it is not possible to state the Funds portfolio turnover rate.

         Other Investment Techniques and Strategies. In seeking its objectives, the Fund may from time to time use the types of investment strategies and investments described below. The Fund is not required to use all of these strategies at all times, and at times may not use them.

|X| Zero Coupon Securities. The Fund may buy zero-coupon, delayed interest and stripped securities. Stripped securities are debt securities whose interest coupons are separated from the note or bond and sold separately. The Fund may buy different types of zero-coupon or stripped securities, including, among others, U.S. Treasury notes or bonds that have been stripped of their interest coupons, U.S. Treasury bills issued without interest coupons, and certificates representing interests in stripped securities.

      Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuers credit quality, the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      The Fund may be required to treat amounts as taxable income or gain, subject to the distribution requirements referred to above, even though no corresponding amounts of cash are received concurrently, as a result of tax rules applicable to debt obligations acquired with original issue discount, including zero-coupon or deferred payment bonds and pay-in-kind debt obligations, or to market discount if an election is made with respect to such market discount. The Fund may therefore be required to obtain cash to be used to satisfy these distribution requirements by selling securities at times that it might not otherwise be desirable to do so or borrowing the necessary cash, thereby incurring interest expenses.

|X| U.S. Government Securities. These are securities issued or guaranteed by the
U.S. Treasury or other government agencies or corporate entities referred to as instrumentalities. The obligations of U.S. government agencies or instrumentalities in which the Fund may invest may or may not be guaranteed or supported by the full faith and credit of the United States. Full faith and credit means generally that the taxing power of the U.S. government is pledged to the payment of interest and repayment of principal on a security. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment. The owner may be able to assert a claim against the United States if the issuing agency or instrumentality does not meet its commitment. The Fund will invest in securities of U.S. government agencies and instrumentalities only if the Manager is satisfied that the credit risk with respect to such instrumentality is minimal.

o U.S. Treasury Obligations. These include Treasury bills (maturities of one year or less when issued), Treasury notes (maturities of more than one year and up to 10 years), and Treasury bonds (maturities of more than 10 years). Treasury securities are backed by the full faith and credit of the United States as to timely payments of interest and repayments of principal. They also can include
U. S. Treasury securities that have been stripped by a Federal Reserve Bank, zero-coupon U.S. Treasury securities described above, and Treasury
Inflation-Protection Securities (TIPS).

o Obligations Issued or Guaranteed by U.S. Government Agencies or
Instrumentalities. These investments include direct obligations and mortgage related securities that have different levels of credit support from the government. Some are supported by the full faith and credit of the U.S.
government, such as Government National Mortgage Association pass-through mortgage certificates (Ginnie Maes). Some are supported by the right of the issuer to borrow from the U.S. Treasury under certain circumstances, such as
Federal National Mortgage Association bonds (Fannie Maes). Others are supported only by the credit of the entity that issues them, such as Federal Home Loan
Mortgage Corporation obligations (Freddie Macs).

o GNMA Certificates. The Government National Mortgage Association (GNMA) is a
wholly-owned corporate instrumentality of the United States within the U.S.
Department of Housing and Urban Development. GNMAs principal programs involve its guarantees of privately-issued securities that are backed by pools of mortgages. Ginnie Maes are debt securities representing an interest in one or a pool of mortgages that are insured by the Federal Housing Administration or the
Farmers Home Administration or guaranteed by the Veterans Administration.

      The Fund will invest in fully modified pass-through Ginnie Maes. An investor in fully-modified pass through Ginnie Maes receives principal and interest due, whether or not the principal and interest amounts have been collected by the issuer. Amounts received by an investor may include, on a pro rata basis, any prepayment of principal of such mortgages and interest (net of servicing and other charges) on the aggregate unpaid principal balance of the
Ginnie Maes, whether or not the interest on the underlying mortgages has been collected by the issuers.

      Under Federal law, the full faith and credit of the United States is pledged to the payment of all amounts that may be required to be paid under any guaranty issued by GNMA as to such mortgage pools. An opinion of an Assistant
Attorney General of the United States, dated December 9, 1969, states that such guaranties constitute general obligations of the United States backed by its full faith and credit. GNMA is empowered to borrow from the United States
Treasury to the extent necessary to make any payments of principal and interest required under the guaranties.

      Ginnie Maes are backed by the aggregate indebtedness secured by the underlying FHA-insured, FMHA-insured or VA-guaranteed mortgages. Except to the extent of payments received by the issuers on account of such mortgages, Ginnie
Maes do not constitute a liability of those issuers, nor do they evidence any recourse against those issuers. Recourse is solely against GNMA. Holders of
Ginnie Maes (such as the Fund) have no security interest in or lien on the underlying mortgages.

o     Mortgage Related U.S. Government Securities. These include interests in pools of residential or commercial mortgages, in the form of collateralized mortgage obligations (CMOs) and other pass-through mortgage securities.
CMOs that are U.S. government securities have collateral to secure payment of interest and principal.  They may be issued in different series with different interest rates and maturities.  The collateral is either in the form of mortgage pass-through certificates issued or guaranteed by a U.S.
agency or instrumentality or
mortgage loans insured by a U.S. government agency.  The Funds portfolio may hold a significant percentage of its assets in mortgage related U.S.
government securities.

      The prices and yields of CMOs are determined, in part, by assumptions about the projected cash flows of the underlying mortgages. Changes in interest rates may cause the rate of expected prepayments of the underlying mortgages to change. In general, prepayments increase when mortgage interest rates fall and decrease when mortgage interest rates rise.

      If prepayments of mortgages underlying a CMO occur faster than the expected rate as a result of falling mortgage interest rates, the market value and yield of the CMO will be reduced. Additionally, the Fund may have to reinvest the cash flow from the prepayments in other securities paying interest at lower rates, which may reduce the Funds yield. Alternatively, if prepayments occur more slowly than expected as a result of rising mortgage interest rates, a short- or medium-term CMO can in effect become a long-term security, subject to greater fluctuations in value. These are the prepayment risks described above and can make CMO prices very volatile when interest rates change. The prices of longer-term debt securities tend to fluctuate more than those of shorter-term debt securities. That volatility will have an effect on the Funds share prices.

|X| Commercial (Privately-Issued) Mortgage Related Securities. The Fund may
invest in commercial mortgage related securities issued by private entities.
Generally, these are multi-class debt or pass through certificates secured by mortgage loans on commercial properties. They are subject to the credit risk of the issuer. Mortgage related securities typically are structured to provide protection to investors in senior classes from possible losses on the underlying loans. Issuers of these securities design the payment structure so that subordinated classes will be allocated losses first if there are defaults on the underlying loans. The senior securities may also be protected to some extent by guarantees, reserve funds or additional collateralization mechanisms.

|X| Stripped Mortgage Related Securities. The Fund may invest in stripped mortgage related securities that are created by segregating the cash flows from underlying mortgage loans or mortgage securities to create two or more new securities. Each has a specified percentage of the underlying securitys principal or interest payments. Stripped mortgage related securities are a form of derivative investment.

      Mortgage securities may be partially stripped so that each class receives some interest and some principal. In addition, the mortgage securities may be completely stripped. When completely stripped, all of the interest will be distributed to holders of one type of security, known as an interest-only security, or I/O, and all of the principal is distributed to holders of another type of security, known as a principal-only security or P/O. Strips may be created for pass through certificates or CMOs.

      The yields to maturity of I/Os and P/Os are very sensitive to principal repayments (including prepayments) on the underlying mortgages. If the underlying mortgages experience greater than anticipated prepayment of principal, the Fund may not fully recoup its initial investment in an I/O that was created from these mortgages. If the underlying mortgages experience less than anticipated prepayments of principal, the yield on the P/Os that was created from these mortgages will fall. The market for some of these securities may be limited, making it difficult for the Fund to dispose of its holdings at an acceptable price.

|X| Floating Rate and Variable Rate Obligations. The interest rate on a floating rate note is based on a stated prevailing market rate, such as a banks prime rate, the 91-day U.S. Treasury Bill rate, London interbank offered rate (Libor)
or some other standard, and is adjusted automatically at predefined intervals.
For floating rate notes the coupon rate is usually reset each time interest is paid. A reset date is any date on which the reset takes place based on the value of the index on that date. The coupon rate is calculated as the reference rate plus a fixed spread, which depends upon the issuers credit quality and specifics of how the instrument is structured. The interest rate on a variable rate note is also based on a stated prevailing market rate but is adjusted automatically at specified intervals of not less than one year. Generally, the changes in the interest rate on a variable rate note reduces the fluctuation in its market value. As interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that for fixed-rate obligations of the same maturity. The Manager may determine that an unrated floating rate or variable rate demand obligation meets the Funds quality standards if it is backed by a letter of credit or guarantee issued by a bank whose credit quality meets the Funds standards.

      Some variable rate and floating rate obligations have a demand feature that allows the Fund to tender the obligation to the issuer or a third party prior to its maturity. The tender may be at par value plus accrued interest, according to the terms of the obligations. Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally the issuer must provide a specified number of days notice to the holder.

|X| When-Issued and Delayed-Delivery Transactions. The Fund may invest in securities on a when-issued basis and may purchase or sell securities on a delayed-delivery basis. When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date. The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. When changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Fund. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund from the investment. Income on a when-issued security will not begin to accrue until the
Fund receives the security at settlement of the trade.

      The Fund will enter into when-issued transactions to secure what the
Manager believes is an advantageous price and yield. The Fund is subject to settlement risk when it enters into when-issued or delayed-delivery transactions. The Fund relies on the counterparty to satisfy its delivery obligation under the terms of the agreement. If the counterparty fails to honor its obligation, the Fund may lose the opportunity to obtain the security at the
Managers perceived advantageous price and yield.

      The Fund will invest in when-issued and delayed-delivery transactions for the purpose of acquiring or selling securities that are consistent with its investment objectives and policies. In addition, the Fund may invest in when-issued and delayed-delivery transactions for delivery of securities pursuant to hedging option contracts, and not for the purpose of investment leverage. Although the Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it may dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.

      At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books reflecting the market value of the security purchased. In a sale transaction, it records the proceeds to be received and identifies on its books liquid assets at least equal in value to the value of the Funds purchase commitments until the Fund pays for the investment.

      When-issued and delayed-delivery transactions can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. In periods of rising interest rates and falling prices, the Fund may sell securities in its portfolio on a forward commitment basis in an attempt to limit its exposure. In periods of falling interest rates and rising prices, the
Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

|X| Participation Interests. The Fund may invest in participation interests, subject to the Funds limitation on investing in illiquid investments. A participation interest is an undivided interest in a loan originated by the issuing financial institution. The participation interest is equal to the proportion of the buyers interest to that of the total principal amount of the loan. No more than 5% of the Funds net assets may be invested in participation interests of the same borrower. The issuing financial institution may have no obligation to the Fund other than as a conduit, forwarding the Fund its proportionate share of the principal and interest payments when it receives a payment for the debtor.

      Participation interests are primarily dependent upon the creditworthiness of the borrowing corporation, which is obligated to make the principal and interest payments on the loan. There is a risk that a borrower may have difficulty making payments. If a borrower fails to pay scheduled interest or principal payments, the Fund may experience a reduction in its income. The value of the participation interest may also decline, which could affect the net asset value of the Funds shares. If the issuing financial institution fails to perform its obligations under the participation agreement, the Fund might incur costs and delays in realizing payment and suffer a loss of principal and/or interest.

|X|   Repurchase Agreements. The Fund may acquire securities subject to repurchase agreements. It may do so:
o     for liquidity purposes to meet anticipated redemptions of Fund shares,
o     pending the investment of the proceeds from sales of Fund shares,
o     pending the settlement of portfolio securities transactions, or
o     for temporary defensive purposes, as described below.

      In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. Generally, the resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase.
Repurchase agreements having a maturity beyond seven days are subject to the
Funds limits on holding illiquid investments. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Funds net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered loans under the Investment Company Act of 1940 (the Investment Company Act), are collateralized by the underlying security. The Funds repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. If the vendor fails to pay the resale price on the delivery date the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendors creditworthiness to confirm that the vendor is financially sound and will monitor the collaterals value.

         Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission (the SEC), the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

|X| Illiquid and Restricted Securities. Under the policies and procedures established by the Funds Board of Trustees (the Board), the Manager will determine whether certain of the Funds investments are liquid. To enable the
Fund to sell its holdings of a restricted security not registered under the
Securities Act of 1933 (Securities Act), the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. If the Fund must arrange registration of a restricted security because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered. The Fund will bear the risks of any downward price fluctuation during this period. There is no guarantee that the Fund will be able to cause an issuer to register the securities.

      The Fund may also acquire restricted securities through private placements. These securities have contractual restrictions on their public resale. The restrictions might limit the Funds ability to sell the securities and may lower the amount realized by the Fund upon their sale.

      As stated in the Prospectus, the Fund has limitations that apply to purchases of restricted securities. The percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act, if the securities have been determined to be liquid by the Manager under Board-approved guidelines. The guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Funds investment in that security may be considered illiquid.

      Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

|X| Forward Rolls. The Fund may enter into forward roll transactions with respect to mortgage related securities. In this type of transaction, the Fund sells a mortgage related security to a buyer and simultaneously agrees to repurchase a similar security (the same type of security, and having the same coupon and maturity) at a later date at a set price. The securities that are repurchased will have the same interest rate as the securities that are sold, but typically will be collateralized by different pools of mortgages (with different prepayment histories) than the securities that have been sold.
Proceeds from the sale are invested in short-term instruments, such as repurchase agreements. The income from those investments, plus the fees from the forward roll transaction, are expected to generate income to the Fund in excess of the yield on the securities that have been sold.

      The Fund will only enter into covered rolls. To assure its future payment of the purchase price, the Fund will identify on its books liquid securities, including equity securities and non-investment grade debt in an amount equal to the payment obligation under the roll.

      These transactions have risks. During the period between the sale and the repurchase, the Fund will not be entitled to receive interest and principal payments on the securities that have been sold. It is possible that the market value of the securities the Fund sells may decline below the price at which the
Fund is obligated to repurchase securities.

|X| Investments in Equity Securities. Under normal market conditions the Fund may invest up to 20% of its assets in securities other than debt securities, including equity securities of both foreign and U.S. companies. In executing its investment strategy, however, the Manager does not anticipate investing a significant portion of its portfolio in equity securities. Equity securities include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. The Funds investments can include stocks of companies in any market capitalization range, if the Manager believes the investment is consistent with the Funds objectives of total return and income.
Certain equity securities may be selected not only for their appreciation possibilities but because they may provide dividend income.

o Risks of Investing in Stocks. Stocks fluctuate in price and may be very volatile. When the Fund invests in equity securities, the value of the Funds portfolio will be affected by changes in the stock markets, which may affect the
Funds share price. The prices of individual stocks are not all positively correlated with each other and, therefore, the prices of stocks do not all move at the same time and/or in the same direction. Individual stock markets may behave differently from one another, but may also be highly correlated, particularly during a global crisis.

      Other factors may affect a particular stocks price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry. The Fund may invest in securities of companies of all capitalization sizes, including small companies, which may have more volatility in their stock prices than large companies.

|X| Convertible Securities. The value of a convertible security is a function of its investment value and its conversion value. If the investment value exceeds the conversion value, the security will behave more like a debt security and the securitys price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security. It will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying equity security. As a result, the Manager may regard it as an equity equivalent, and the rating assigned to the security will have less impact on the Managers investment decision making than in the case of non-convertible fixed-income securities or convertible securities whose investment value exceeds its conversion value.

      To determine whether convertible securities should be regarded as equity equivalents, the Manager examines the following factors:

(1)      whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)      whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
         (considering the dilutive effect of conversion of the convertible securities), and
(3)      the extent to which the convertible security may be a defensive equity substitute, providing the ability to participate in any appreciation in the price of the issuers common stock.

o Rights and Warrants. The Fund may invest up to 5% of its total assets in warrants or rights. The 5% limit does not apply to warrants and rights that the
Fund acquires as part of securities or that are attached to other securities that the Fund purchases. The Manager does not anticipate that the Fund will invest a significant portion of its portfolio in warrants and rights.

      Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Unlike an option, which is issued by a third-party, warrants are issued by the issuer of the securities. Their prices do not necessarily move parallel to the prices of the underlying securities.
Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its existing shareholders. Rights and warrants have no voting privileges, receive no dividends and have no rights with respect to the assets of the issuer.

|X| Loans of Portfolio Securities. The Fund may lend its portfolio securities pursuant to Securities Lending Guidelines approved by the Funds Board of
Trustees. It may do so to try to provide income or to raise cash for liquidity purposes. These loans are limited to not more than 25% of the value of the Funds net assets.

      The Fund has entered into a Securities Lending Agreement (the Securities
Lending Agreement) with JPMorgan Chase Bank, N.A.. (JPMorgan Chase) Under the
Securities Lending Agreement and applicable regulatory requirements (which are subject to change), the collateral for such loans must, on each business day, be at least equal to the value of the loaned securities and must consist of cash, bank letters of credit or securities of the U.S. Government (or its agencies or instrumentalities), or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, a bank letter of credit must obligate the bank to pay to JP Morgan Chase, as agent, amounts demanded by the Fund if the demand meets the terms of the letter. Both the issuing bank and the terms of the letter of credit must be satisfactory to JP Morgan Chase and the Fund. The
Securities Lending Agreement may be terminated by either JP Morgan Chase or the
Fund on 30 days written notice. The terms of the loans must also meet applicable tests under the Internal Revenue Code and permit the Fund to reacquire loaned securities on five business days notice or in time to vote on any material matters. The Securities Lending Agreement may be terminated by either JP Morgan
Chase or the Fund on 30 days written notice.

      Pursuant to the Securities Lending Agreement, the Fund will receive a percentage of all annual net income (i.e., net of rebates to the borrower and certain other approved expenses) from securities lending transactions. Such net income includes earnings from the investment of any cash collateral received from a borrower and loan fees paid or payable by a borrower in connection with loans secured by collateral other than cash.

      There are some risks in connection with securities lending, including a delay in receiving additional collateral from the borrower to secure a loan or a delay in recovering the loaned securities if the borrower defaults. JP Morgan
Chase has agreed, in general, to guarantee the obligations of borrowers to return loaned securities to the Fund and to be responsible for expenses relating to securities lending. The Fund, however, will be responsible for risks associated with the investment of cash collateral, including the risk of a default by the issuer of a security in which cash collateral has been invested.
If that occurs, the Fund may incur additional costs in seeking to obtain the collateral or may lose the amount of the collateral investment. The Fund may also lose money if the value of the collateral decreases.

|X| Borrowing for Leverage. The Fund may borrow for leverage as described in the
Investment Restrictions section of this Statement of Additional Information. The
Fund will pay interest on the loans, and the interest expense will increase the
Funds overall expenses and reduce its returns. If the Fund borrows, the Funds expenses will be greater than comparable funds that do not borrow for leverage.
Additionally, the Funds share price may fluctuate more than that of funds that do not borrow for leverage. Borrowing may entail leverage that may be considered a speculative investment strategy. Any borrowing will be made only from banks and, pursuant to the requirements of the Investment Company Act, will be made only to the extent that the value of the Funds assets, less its liabilities other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing. If the value of the Funds assets fails to meet the 300%
asset coverage requirement, the Fund will reduce its bank debt within three days to meet the requirement. This may force the Fund to sell a portion of its investments at a disadvantageous price at a time when it would otherwise not do
so. In addition, the use of leverage may make the Funds share price more sensitive to interest rate changes.

|X| Asset-Backed Securities. Asset-backed securities are securities that are backed by a discrete pool of self-liquidating financial assets. Asset-backed securitization is a financing technique in which financial assets, in many cases themselves less liquid, are pooled and converted into instruments that may be offered and sold more freely in the capital markets. In a basic securitization structure, an entity, often a financial institution and commonly known as a sponsor, originates or otherwise acquires a pool of financial assets, such as mortgage loans, directly or through an affiliate. It then sells the financial assets to a specially created investment vehicle that issues securities backed by those financial assets, which are asset-backed securities. Payment on the asset-backed securities depends primarily on the cash flows generated by the assets in the underlying pool and other rights designed to assure timely payment, such as guarantees or other features generally known as credit enhancements. The structure of asset-backed securities is intended, among other things, to insulate investors in asset-backed securities from the corporate credit risk of the sponsor that originated or acquired the financial assets.

      The value of an asset-backed security is affected by changes in the markets perception of the asset backing the security, the creditworthiness of the servicing agent of the loan pool, the originator of the loans, or the financial institution providing any credit enhancements on the security, and may also be affected if any of the credit enhancements were exhausted. The risks of investing in asset-backed securities are related to creditworthiness of the underlying individual borrower. In the event of default by the underlying borrower, the Fund will generally have no recourse against the originating entity of the loan. The underlying loans of an asset-backed security are subject to prepayment risk, which may shorten the weighted average life of the asset-backed securities and may lower their returns. Unlike mortgage-backed securities, asset-backed securities typically do not have the benefit of a security interest in the underlying collateral.

|X| Bank Obligations and Securities That Are Secured By Them. The Fund may
invest in bank obligations, including time deposits, certificates of deposit, and bankers acceptances. They must be either obligations of a domestic bank with total assets of at least U.S. $1 billion or obligations of a foreign bank with total assets of at least U.S. $1 billion. The Fund may also invest in instruments secured by bank obligations (for example, debt which is guaranteed by the bank). For purposes of this policy, the term bank includes commercial banks, savings banks, and savings and loan associations that may or may not be members of the Federal Deposit Insurance Corporation.

      Time deposits are non-negotiable deposits in a bank for a specified period of time at a stated interest rate, and they may or may not be subject to withdrawal penalties. Time deposits that are subject to withdrawal penalties, other than those maturing in seven days or less, are subject to the Funds illiquid investments limitation.

      Bankers acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. Bankers acceptances are deemed accepted when a bank guarantees their payment at maturity.

|X| Derivatives. The Fund may invest in a variety of derivative instruments for investment or hedging purposes. Some derivative investments the Fund may use are the hedging instruments described below in this Statement of Additional
Information.

         The Funds derivative investments may include debt exchangeable for common stock of an issuer or equity-linked debt securities of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuers common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuers common stock may not be as high as the Manager expected.

      The derivative investments in which the Fund may invest include, among others, index-linked notes. Principal and/or interest payments on these notes depend on the performance of an underlying index. Currency-indexed securities are another type of derivative instrument in which the Fund may invest.
Typically these are short- or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index of currencies. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

Credit Derivatives. The Fund may enter into credit default swaps, both directly
(unfunded swaps) and indirectly in the form of a swap embedded within a structured note (funded swaps), to protect against the risk that a security will default. Unfunded and funded credit default swaps may be on a single security, or on a basket of securities. The Fund pays a fee to enter into the swap and receives a fixed payment during the life of the swap. The Fund may take a short position in the credit default swap (also known as buying credit protection), or may take a long position in the credit default swap note (also known as selling credit protection).

The Fund would take a short position in a credit default swap (the unfunded swap) against a long portfolio position to decrease exposure to specific high yield issuers. If the short credit default swap is against a corporate issue, the Fund must own that corporate issue. However, if the short credit default swap is against sovereign debt, the Fund may own either: (i) the reference obligation, (ii) any sovereign debt of that foreign country, or (iii) sovereign debt of any country that the Manager determines is closely correlated as an inexact bona fide hedge.

If the Fund takes a short position in the credit default swap, if there is a credit event (including bankruptcy, failure to timely pay interest or principal, or a restructuring), the Fund will deliver the defaulted bonds and the swap counterparty will pay the par amount of the bonds. An associated risk is adverse pricing when purchasing bonds to satisfy the delivery obligation. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

Taking a long position in the credit default swap note (i.e., purchasing the funded swap) would increase the Funds exposure to specific high yield corporate issuers. The goal would be to increase liquidity in that market sector via the swap note and its associated increase in the number of trading instruments, the number and type of market participants, and market capitalization.

If the Fund takes a long position in the credit default swap note, if there is a credit event the Fund will pay the par amount of the bonds and the swap counterparty will deliver the bonds. If the swap is on a basket of securities, the notional amount of the swap is reduced by the par amount of the defaulted bond, and the fixed payments are then made on the reduced notional amount.

The Fund will invest no more than 25% of its total assets in unfunded credit default swaps. The Fund will limit its investments in funded credit default swap notes to no more than 10% of its total assets.

      Other risks of credit default swaps include the cost of paying for credit protection if there are no credit events, pricing transparency when assessing the cost of a credit default swap, counterparty risk, and the need to fund the delivery obligation (either cash or the defaulted bonds, depending on whether the Fund is long or short the swap, respectively). The tax treatment of many types of credit default swaps is uncertain.

|X| Hedging. The Fund may use hedging instruments, although it does not anticipate doing so extensively. The Fund is not obligated to use them in seeking its objectives. The Fund may use the following hedging instruments or strategies, among others, in an attempt to protect against declines in the market value of the Funds portfolio, to retain unrealized gains in the value of portfolio securities that have appreciated, or to facilitate selling securities for investment reasons:

o     sell futures contracts,
o     buy puts on such futures or on securities, or
o     write covered calls on securities or futures.

      Covered calls may also be used to increase the Funds income. The Manager does not, however, expect to engage extensively in the practice of writing covered calls.

      The Fund may use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In this situation, the Fund would normally seek to purchase the securities and then terminate the hedging position. The Fund may also use this type of hedge to seek to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Fund could:
o     buy futures, or
o     buy calls on such futures or on securities.

      The Funds strategy of hedging with futures and options on futures will be incidental to the Funds activities in the underlying cash market. The particular hedging instruments the Fund may use are described below. The Fund may employ other hedging instruments and strategies if those investment methods are consistent with the Funds investment objective and are permissible under applicable regulations governing the Fund.

o Futures. The Fund can buy and sell futures contracts that relate to (1)
broadly-based securities indices (these are referred to as financial futures),
(2) commodities (these are referred to as commodity index futures), (3) debt securities (these are referred to as interest rate futures), (4) foreign currencies (these are referred to as forward contracts) and (5) an individual stock (single stock futures).

      Stock index futures are contracts based on the future value of the basket of securities that comprise a broadly based stock index. Broadly based stock indices may, in certain circumstances, be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Bond index futures are similar contracts based on the future value of the basket of securities that comprise the bond index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

      The Fund may invest a portion of its assets in commodity futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4)
industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc;
and (5) precious metals, which includes gold, platinum and silver. The Fund may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

      No payment is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the futures broker). Initial margin payments will be deposited with the Funds custodian bank in an account registered in the futures brokers name. The futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, revalued daily), subsequent margin payments, called variation margin, will be paid to or by the futures broker, to the Fund or on behalf of the Fund, respectively, daily.

      At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions are effected through a clearinghouse associated with the exchange on which the contracts are traded.

o Put and Call Options. The Fund may buy and sell certain kinds of put options
(puts) and call options (calls). The Fund may buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

o Writing Covered Call Options. The Fund may write (that is, sell) covered calls. If the Fund sells a call option, it must be covered, meaning that the
Fund must own the security underlying the call while the call is outstanding, or, for certain types of calls, the call may be covered by liquid assets identified on the Funds books, enabling the Fund to satisfy its obligations if the call is exercised. Up to 50% of the Funds total assets may be subject to calls written by the Fund.

      When the Fund writes a call on a security, it receives cash (a premium).
The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period (also known as the term of the option) at a fixed exercise price (strike price) regardless of any change in the market price of the underlying security during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case, the
Fund would keep the cash premium and the investment.

      If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the strike price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case, the Fund would keep the cash premium.

      The Funds custodian bank, or a securities depository acting for the custodian bank, will act as the Funds escrow agent through the facilities of the
Options Clearing Corporation (OCC) for the investments on which the Fund has written calls traded on exchanges or for other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

      When the Fund writes an over-the-counter (OTC) option, it will enter into an arrangement with a primary U.S. government securities dealer, which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is in the money). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a closing purchase transaction. The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by identifying an equivalent dollar amount of liquid assets on the Funds books. The Fund will identify additional liquid assets on the Funds books if the value of the identified assets drops below 100% of the current value of the future. Because of this identification requirement, in no circumstances would the Funds receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Funds hedging policies.

o Writing Put Options. The Fund may sell put options, broadly-based securities indices, foreign currencies, options on commodities indices and futures. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will identify on its books liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the identified assets or writing calls against those assets. The Fund will not write puts if, as a result, more than 50% of the Funds net assets would be required to be identified on the Funds books to cover such put options.

      The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. The Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, however, even if the value of the investment falls below the exercise price. If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. The exercise price will usually exceed the market value of the investment at that time and, therefore, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

      As long as the Funds obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold.
The exercise notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. The obligation terminates upon expiration of the put. The obligation may also terminate if, prior to receiving an exercise notice, the
Fund effects a closing purchase transaction by purchasing a put of the same series (that is, the same underlying security, in the same class, with the same strike price and expiration date) as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the
Fund, are taxable as ordinary income.

o Purchasing Calls and Puts. The Fund may purchase calls only on securities, broadly based securities indices, foreign currencies, options on commodities indices and futures. The Fund may purchase calls to protect against the possibility that the Funds portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In this case, the Fund will have paid the premium for the call, but lost the right to purchase the underlying investment at the exercise price.

      The Fund can buy puts only on securities, broadly based securities indices, foreign currencies, options on commodities indices and futures, whether or not it owns the underlying investment. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise prices. Buying a put on an investment the
Fund does not own (such as an index or future) permits the Fund to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      When the Fund purchases a put, it pays a premium and, with the exception of puts on indices, the Fund has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Buying a put on securities or futures enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case, the Fund will have paid the premium for the put, but lost the right to sell the underlying investment at the exercise price. The Fund may, however, sell the put prior to its expiration.
That sale may or may not be at a profit.

      When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question
(and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

      The Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Funds total assets.

o Buying and Selling Options on Foreign Currencies. The Fund may buy and sell calls and puts on foreign currencies. These transactions include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Fund may use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the
Fund wants to acquire, although it is under no obligation to do so.

      If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Funds position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign currency is covered if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration identified on its books) upon conversion or exchange of other foreign currency held in its portfolio.

      The Fund may write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security that the Fund owns or has the right to acquire and that is denominated in the currency underlying the option.
The decline may be one that occurs due to an expected adverse change in the exchange rate. This is known as a cross-hedging strategy. In these circumstances, the Fund covers the option by identifying on its books cash, U.S.
government securities or other liquid securities in an amount equal to the exercise price of the option.

o Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different from those required for portfolio management that does not involve hedging instruments. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Funds return. The Fund may also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      The Funds option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund or the exercise by the Fund of puts on securities may cause the Fund to sell related portfolio securities, thus increasing its turnover rate. Although the decision whether to exercise a put it holds is within the Funds control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund may pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. These commissions may be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Funds net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly based indices or futures to attempt to protect against declines in the value of the Funds portfolio securities. The risk is that the prices of the futures or the applicable index will not correlate perfectly with the behavior of the cash prices of the Funds securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the Funds portfolio might decline. If this occurs, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. While this could occur for a very brief period of time or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Funds portfolio diverges from the securities included in the applicable index.
To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund may use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to an initial margin deposit and maintenance margin requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      The Fund may use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

o Forward Contracts. Forward contracts are foreign currency exchange contracts.
They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to lock in the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S.
dollar and a foreign currency. The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely correlated currency. The Fund may also use cross-hedging where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated. The Fund is under no obligation to enter into forward contracts.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix an exchange rate in advance.
Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain from an increase in the value of the hedged currency.

      When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to lock-in the
U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency.
This is called a transaction hedge. The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      The Fund may also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a position hedge. When the Fund believes that foreign currency might suffer a substantial decline against the U.S.
dollar, and a portion of the securities in the Funds portfolio are denominated in that foreign currency, the Fund could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the
Funds portfolio securities denominated in that foreign currency. When the Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it may enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Fund may enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated (cross hedge).

      The Fund will cover its short positions in these cases by identifying on its books liquid assets having a value equal to the aggregate amount of the
Funds commitment under forward contracts. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Funds portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

      To avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the Funds portfolio securities or other assets denominated in foreign currencies if the excess amount is covered by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the
Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high as or higher than the forward contact price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases, the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the spot (i.e., cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce the Funds performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund may sell a portfolio security and use the sale proceeds to make delivery of the currency. Alternatively, the Fund may retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver.
Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The
Fund will realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved.
Because these contracts are not traded on an exchange, the Fund must evaluate the credit and settlement risk of the counterparty under each forward contract.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies (i.e., bid-ask spread).
Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

o Interest Rate Swap Transactions. The Fund may enter into interest rate swap agreements. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments. The Fund can enter into swaps only on securities that it owns. The
Fund will not enter into swaps with respect to more than 25% of its total assets. In addition, the Fund will identify liquid assets on the Funds books to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Funds loss will equal the discounted value of the net amount of future contractual interest payments. The Manager will monitor the creditworthiness of counterparties to the Funds interest rate swap transactions on an ongoing basis.

      The Fund may enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swap transactions between the Fund and a specific counterparty shall be regarded as part of an integral agreement. If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate all of the swaps with that particular counterparty. Under these agreements, if a default results in a loss to one party, the measure of that partys damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the counterpartys gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as aggregation.

o Swaption Transactions. The Fund may enter into a swaption transaction, which is a contract that grants the holder, in return for payment of the purchase price (the premium) of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer of the contract receives the premium and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Unrealized gains/losses on swaptions are reflected in investment assets and investment liabilities in the Funds statement of financial condition.

o Foreign Exchange Volatility Swap Contracts. The Fund may enter into a foreign exchange volatility swap transaction to hedge the direction of volatility in a particular currency, or for other non-speculative purposes. In foreign exchange volatility swaps, counterparties agree to buy or sell volatility at a specific volatility level over a fixed period. Payment is normally made on the basis of a currency amount per percentage point above or below the volatility strike level at maturity. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty and is referred to as a notional principal amount. The Fund records a daily increase or decrease to unrealized gain (loss) based on changes in the amount due to or owed by the Fund at the expiration date of the swap. Foreign exchange volatility swaps are subject to counterparty credit risk.

o Regulatory Aspects of Hedging Instruments. The Commodity Futures Trading
Commission (the CFTC) eliminated limitations on futures trading by certain regulated entities, including registered investment companies. Consequently, registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act
(CEA). The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Manager (as they may be amended from time to time), and as otherwise set forth in the Funds Prospectus or this Statement of
Additional Information.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. These limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same Manager (or an investment adviser that is an affiliate of the Manager).
The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under interpretations of staff members of the SEC regarding applicable provisions of the Investment Company Act, when the Fund purchases a future, it must segregate cash or readily marketable short-term debt instruments in an amount equal to the purchase price of the future, less the margin deposit applicable to it.

o Tax Aspects of Hedging Instruments. Certain foreign currency exchange contracts in which the Fund may invest are treated as Section 1256 contracts under the IRC. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the IRC. Foreign currency gains or losses arising from Section 1256 contracts that are forward contracts, however, generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are marked-to-market, and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the IRC.

      Certain options, forward contracts or other offsetting positions the Fund enters into may result in straddles for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses)
recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the IRC, the following gains or losses are treated as ordinary income or loss: o gains or losses attributable to fluctuations in exchange rates that
            occur between the time the Fund accrues interest or other
            receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
o           gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net Section 988 gain or loss under the IRC for that trade, which may increase or decrease the amount of the Funds investment income available for distribution to its shareholders.

      As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain.

|X| Temporary Defensive and Interim Investments. When market, economic or political conditions are unstable, or the Manager believes it is otherwise appropriate to reduce the Funds holdings in stocks, the Fund may invest in a variety of debt securities for defensive purposes. The Fund may also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Fund may buy: o high-quality, short-term money market instruments, including those
            issued by the U.S. Treasury or other government obligations issued or guaranteed by the U. S. government or its
            instrumentalities or agencies,
o           commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated in the three top rating categories of a nationally recognized rating organization,
o           short-term debt obligations of corporate issuers, rated investment grade (rated at least Baa by Moodys or at least BBB by Standard &
            Poors, or a comparable rating by another rating organization), or unrated securities judged by the Manager to have a comparable quality to rated securities in those categories,
o           certificates of deposit and bankers acceptances of domestic and foreign banks and savings and loan associations having total assets in excess of $1 billion, and
o     repurchase agreements.

      Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

|X| Investment in Other Investment Companies. The Fund may also invest in the securities of other investment companies, which may include open-end funds, closed-end funds and unit investment trusts, subject to the limits set out in the Investment Company Act that apply to these investments, and the following additional limitation: the Fund can not invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment Company Act.
The Fund may invest in exchange-traded funds (ETFs), which are typically open-end funds or unit investment trusts, listed on a stock exchange. The Fund invests in ETFs to gain exposure to segments of the equity or fixed-income markets, at times when the Fund may not be able to invest in these securities directly. Investing in another investment company may involve the payment of substantial premiums above the value of such investment companys portfolio securities and is subject to limitations under the Investment Company Act. The
Fund does not intend to invest in other investment companies unless the Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges. As a shareholder of an investment company, the
Fund would be subject to its ratable share of that investment companys expenses, including its advisory and administration expenses. The Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

      Other Investment Restrictions

|X| What Are Fundamental Policies? Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a majority of the Funds outstanding voting securities. Under the
Investment Company Act, a majority vote is defined as the vote of the holders of the lesser of:
o           67% or more of the voting securities present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy,
            or
o     more than 50% of the outstanding voting securities.

      The Funds investment objectives are fundamental policies. Other policies described in the Prospectus or this Statement of Additional Information are fundamental only if they are identified as such. The Funds Board can change non-fundamental policies without shareholder approval. Significant changes to investment policies will be described in supplements or updates to the
Prospectus or this Statement of Additional Information, as appropriate. The
Funds most significant investment policies are described in the Prospectus.

      |X| Does the Fund Have Additional Fundamental Policies? The following investment restrictions are fundamental policies of the Fund.

o The Fund cannot make loans except (a) through lending of securities, (b)
through the purchase of debt instruments or similar evidences of indebtedness,
(c) through an inter-fund lending program with other affiliated funds, and (d)
through repurchase agreements.

o The Fund cannot buy or sell real estate. However, the Fund may purchase debt securities secured by real estate or interests in real estate issued by companies, including real estate investment trusts that invest in real estate or interests in real estate.

o The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act when reselling any securities held in its own portfolio.

o The Fund cannot issue senior securities, but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Issuing senior securities may include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

o The Fund cannot borrow money in excess of 33 1/3% of the value of its total assets. The Fund may borrow only from banks and/or affiliated investment companies. The Fund cannot make any investment at a time during which its borrowings exceed 5% of the value of its total assets. With respect to this fundamental policy, the Fund may borrow but only if it maintains a 300% ratio of assets to borrowings at all times in the manner set out in the Investment
Company Act.

o The Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in any one industry. The Fund will not invest 25% or more of its total assets in government securities of any one foreign country or in debt and equity securities issued by companies organized under the laws of any one foreign country. Obligations of the U.S. government, its agencies and instrumentalities are not considered to be part of an industry for the purposes of this policy.

|X| Does the Fund Have Additional Restrictions That Are Not Fundamental
Policies? The Fund has an additional operating policy which is stated below, that is not fundamental, and which can be changed by the Board of Trustees without shareholder approval.

o The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F)
or (G) of section 12(d)(1) of the Investment Company Act.

      For purposes of the Funds policy not to concentrate its investments, the
Fund has adopted the industry classifications set forth in Appendix B to this
Statement of Additional Information. This is not a fundamental policy.

            Non-Diversification of the Funds Investments. The Fund is
non-diversified, as defined in the Investment Company Act. Funds that are diversified have restrictions against investing a significant percentage of their assets in the securities of any one issuer. A non-diversified fund may, however, invest a greater percentage of its assets in the securities of a single issuer than a fund that is diversified.

      A non-diversified fund is exposed to additional investment risks. For example, it is exposed to a greater level of individual security risk
(non-market or unsystematic risk) than a diversified fund. If the Fund invests more of its assets in fewer issuers, the value of its shares may be subject to greater fluctuations from adverse conditions affecting any one of those issuers.
The Fund, however, limits its investments in the securities of any one issuer to the extent necessary for the Fund to qualify as a regulated investment company under the IRC (RIC). A regulated investment company does not have to pay federal income taxes if more than 90% of its earnings are distributed to shareholders.
To qualify as a regulated investment company, the Fund must meet the following conditions: (1) not more than 25% of the market value of the Funds total assets may be invested in the securities of a single issuer, (2) with respect to 50% of the market value of its total assets, (a) no more than 5% of the market value of its total assets may be invested in the securities of a single issuer, and (b)
the Fund must not own more than 10% of the outstanding voting securities of a single issuer. This is not a fundamental policy.

      Disclosure of Portfolio Holdings. The Fund has adopted policies and procedures concerning the dissemination of information about its portfolio holdings by employees, officers and/or directors of the Manager, Distributor and
Transfer Agent. These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (1) conforms to applicable laws and regulations and (2) is designed to prevent that information from being used in a way that could negatively affect the Funds investment program or enable third parties to use that information in a manner that is harmful to the Fund.

      Until publicly disclosed, the Funds portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing
Fund shareholders with information about their Funds investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative processes of the Fund, the need for transparency must be balanced against the risk that third parties who gain access to the Funds portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the price the Fund is able to obtain in portfolio transactions or the availability of the securities that the portfolio manager is trading on the
Funds behalf.

      The Manager and its subsidiaries and affiliates, employees, officers, and directors shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of the Funds non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and its subsidiaries pursuant to agreements approved by the Funds Board shall not be deemed to be compensation or consideration for these purposes. It is a violation of the Managers Code of
Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

      The Funds portfolio holdings are made publicly available no later than 60 days after the close of each fiscal quarter of the Fund in semi-annual and annual reports to shareholders, or in its Statements of Investments on Form N-Q,
which are publicly available at the SEC. In addition, the top 10 or more holdings are posted on the OppenheimerFunds website at www.oppenheimerfunds.com in the Fund Profiles section. Other general information about the Funds portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted at that location with a 15-day lag.

      A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

      Except under special limited circumstances discussed below, month-end lists of the Funds complete portfolio holdings may be disclosed no sooner than
30 days after the relevant month-end, subject to the procedures below. If the
Funds complete portfolio holdings have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o           The third-party recipient must first submit a request for release of the Funds portfolio holdings, explaining the business reason for the request,
o           Senior officers (a Senior Vice President or above) in the Managers
            Portfolio and Legal Departments must approve the completed request for release of the Funds portfolio holdings, and
o           The third-party recipient must sign the Managers portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Funds portfolio holdings confidential and agreeing not to trade directly or indirectly based on the information.

      The Funds complete portfolio holdings may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Funds Board, or as an employee, officer and/or director of the Manager, Distributor, or Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with the Funds policies and procedures and not to trade for his/her personal account on the basis of such information:

o    Employees of the Funds Manager,  Distributor and Transfer Agent who need to have access to such  information  (as determined by senior officers of such entity),
o    The Funds independent registered public accounting firm,
o    Members of the Funds Board and the Boards legal counsel,
o    The Funds custodian bank,
o    A  proxy  voting   service   designated  by  the  Fund  and  its  Board,  o
     Rating/ranking  organizations (such as Lipper and Morningstar), o Portfolio pricing  services  retained  by the Manager to provide  portfolio  security prices, and
o    Dealers,  to obtain bids (price  quotations if securities are not priced by the Funds regular pricing services).

      Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and/or dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Funds portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity.
Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the Fund with at least 15-day delay after the month-end. In certain cases, however, this information may be provided to a broker or analytical vendor only after a 1 or 2 day delay to expedite the provision of investment information requested by the
Manager to facilitate a particular trade or the Managers investment process for the Fund. Any third party receiving such information must first sign the
Managers portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

      Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Managers
Security Valuation Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o    Brokers and dealers in connection  with portfolio  transactions  (purchases and sales),
o    Brokers and dealers to obtain bids or bid and asked  prices (if  securities held by the Fund are not priced by the Funds regular pricing services), and
o    Dealers to obtain price  quotations  when the Fund is not identified as the owner.

      Portfolio holdings information (which may include information on the Funds entire portfolio or individual securities held in the portfolio) may be provided by senior officers of the Manager or attorneys on the legal staff of the
Manager, Distributor, or Transfer Agent, in the following circumstances:

o    Response to legal  process in  litigation  matters,  such as  responses  to subpoenas  or in  class  action  matters  when  the Fund may be part of the plaintiff  class  (and  seeks  recovery  for  losses  on a  security)  or a defendant;
o    Response to  regulatory  requests for  information  (the SEC,  NASD,  state securities  regulators,  and/or foreign securities  authorities,  including without limitation  requests for information in inspections or for position reporting purposes);
o    To  potential  sub-advisers  of  portfolios  (pursuant  to  confidentiality agreements);
o    To consultants for retirement  plans for plan  sponsors/discussions  at due diligence meetings (pursuant to confidentiality agreements); and
o    Investment  bankers in  connection  with merger  discussions  (pursuant  to confidentiality agreements).

      Portfolio managers and analysts may, subject to the Managers policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

      The Funds shareholders may, under unusual circumstances (such as a lack of liquidity in the Funds portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the
Funds portfolio. In such circumstances, disclosure of the Funds portfolio holdings may be made to such shareholders.

      The Chief Compliance Officer of the Fund (the CCO) is responsible for overseeing compliance by the Manager, Distributor, Transfer Agent, and their personnel with the Funds portfolio holdings policies and procedures. At least annually, the CCO is required to report to the Funds Board regarding his or her compliance oversight and the categories of entities and individuals to which disclosure of portfolio holdings of the Fund has been made during the preceding year pursuant to the Funds policies. The CCO is required report to the Funds
Board any material violation of the Funds policies and procedures during the previous calendar quarter and must make recommendations to the Board as to any amendments that the CCO believes are necessary and desirable to carry out or improve the Funds portfolio holdings policies and procedures.

      The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Funds portfolio holdings. One or more funds of the Oppenheimer family of funds may currently disclose portfolio holdings information to the following parties based on ongoing arrangements entered into between the Manager and/or an Oppenheimer fund (including the Fund) and such third-party:

A.G. Edwards & Sons
ABG Securities
ABN AMRO
Advest
AG Edwards
American Technology Research
Auerbach Grayson
Banc of America Securities
Barclays Baseline
Bear Stearns
Belle Haven
Bloomberg
BNP Paribas
BS Financial Services
Buckingham Research Group
Caris & Co.
CIBC World Markets
Citigroup
Citigroup Global Markets
Collins Stewart
Craig-Hallum Capital Group LLC
Credit Agricole
Cheuvreux N.A. Inc.
Credit Suisse First Boston
Daiwa Securities
Davy Deutsche Bank
Deutsche Bank Securities
Dresdner Kleinwort Wasserstein  Emmet & Co
Empirical Research
Enskilda Securities
Essex Capital Markets
Exane BNP Paribas
Factset
Fidelity Capital Markets
Fimat USA Inc.
First Albany
First Albany Corporation
Fixed Income Securities
Fortis Securities
Fox-Pitt, Kelton
Friedman, Billing, Ramsey
Fulcrum Global Partners
Garp Research
George K Baum & Co.
Goldman
Goldman Sachs
HSBC
HSBC Securities Inc
ING Barings
ISI Group
Janney Montgomery Jefferies
Jeffries & Co.
JP Morgan
JP Morgan Securities
JPP Eurosecurities
Keefe, Bruyette & Woods
Keijser Securities
Kempen & Co. USA Inc.
Kepler Equities/Julius Baer Sec
KeyBanc Capital Markets
Leerink Swan
Legg Mason
Lehman
Lehman Brothers
Lipper
Loop Capital Markets
MainFirst Bank AG
Makinson Cowell US Ltd
Maxcor Financial
Merrill
Merrill Lynch
Midwest Research
Mizuho Securities
Morgan Stanley
Morningstar
Natexis Bleichroeder
Ned Davis Research Group
Nomura Securities
Pacific Crest
Pacific Crest Securities
Pacific Growth Equities
Petrie Parkman Pictet
Piper Jaffray Inc.
Plexus Prager Sealy & Co.
Prudential Securities
Ramirez & Co.
Raymond James
RBC Capital Markets
RBC Dain Rauscher
Research Direct
Robert W. Baird
Roosevelt & Cross
Russell Mellon
Ryan Beck & Co.
Sanford C. Bernstein
Scotia Capital Markets
SG Cowen & Co.
SG Cowen Securities
Soleil Securities Group
Standard & Poors
Stone & Youngberg
SWS Group
Taylor Rafferty
Think Equity Partners
Thomas Weisel Partners
UBS Wachovia
Wachovia Corp
Wachovia Securities
Wescott Financial
William Blair Yieldbook

      How the Fund is Managed

      Organization and History. The Fund is an open-end, non-diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in
June 5, 2006.

      Classes of Shares. The Fund currently has one class of shares. The
Trustees are authorized, without shareholder approval, to create new series and classes of shares, to reclassify unissued shares into additional series or classes and to divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights, preemptive rights or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

      Shares of the Fund are freely transferable, and each share has one vote at shareholder meetings, with fractional shares voting proportionally, on matters submitted to a vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share.

      Meetings of Shareholders. As a Massachusetts business trust, the Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold shareholder meetings from time to time on important matters or when required to do so by the Investment Company Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Funds Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares. If the Trustees receive a request from at least ten shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Funds shareholder list available to the applicants or mail their communication to all other shareholders at the applicants expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Funds outstanding shares. The Trustees may also take other action as permitted by the
Investment Company Act.

      Shareholder and Trustee Liability. The Funds Declaration of Trust contains an express disclaimer of shareholder or Trustee liability for the Funds obligations. It also provides for indemnification and reimbursement of expenses out of the Funds property for any shareholder held personally liable for its obligations. The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.
Massachusetts law permits a shareholder of a business trust (such as the Fund)
to be held personally liable as a partner under certain circumstances. The risk that a Fund shareholder will incur financial loss from being held liable as a partner of the Fund, however, is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Funds contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under the Funds
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund.
Additionally, the Trustees shall have no personal liability to any such person, except to the extent permitted by law.

      Board of Trustees and Oversight Committees. The Fund is governed by a
Board of Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Funds activities, review its performance, and review the actions of the Manager.

      The Board has an Audit Committee, a Regulatory & Oversight Committee, a
Governance Committee and a Proxy Committee. Each committee is comprised solely of Trustees who are not interested persons under the Investment Company Act (the
Independent Trustees). The members of the Audit Committee are Joel W. Motley
(Chairman), Mary F. Miller, Kenneth A. Randall and Joseph M. Wikler. The Audit
Committee furnishes the Board with recommendations regarding the selection of the Funds independent registered public accounting firm (also referred to as the
Independent Auditors). Other main functions of the Audit Committee outlined in the Audit Committee Charter, include, but are not limited to: (1) reviewing the scope and results of financial statement audits and the audit fees charged; (2)
reviewing reports from the Funds Independent Auditors regarding the Funds internal accounting procedures and controls; (3) reviewing reports from the
Managers Internal Audit Department; (4) reviewing certain reports from and meet periodically wit the Funds Chief Compliance Officer; (5) maintaining a separate line of communication between the Funds Independent Auditors and the Independent
Trustees; (6) reviewing the independence of the Funds Independent Auditors; and
(7) pre-approving the provision of any audit or non-audit services by the Funds
Independent Auditors, including tax services, that are not prohibited by the
Sarbanes-Oxley Act, to the Fund, the Manager and certain affiliates of the
Manager.

      The members of the Regulatory & Oversight Committee are Robert G. Galli
(Chairman), Matthew P. Fink, Phillip A. Griffiths, Joel W. Motley and Brian F.
Wruble. The Regulatory & Oversight Committee evaluates and reports to the Board on the Funds contractual arrangements, including the investment advisory and distribution agreements, transfer agency and shareholder service agreements and custodian agreements as well as the policies and procedures adopted by the Fund to comply with the Investment Company Act and other applicable law, among other duties as set forth in the Regulatory & Oversight Committees Charter.

      The members of the Governance Committee are Phillip A. Griffiths
(Chairman), Kenneth A. Randall, Russell S. Reynolds, Jr. and Peter I. Wold. The
Governance Committee reviews the Funds governance guidelines and the adequacy of the Funds Codes of Ethics, and develops qualification criteria for Board members consistent with the Funds governance guidelines, among other duties as set forth in the Governance Committees Charter.

      The Governance Committees functions also include the selection and nomination of Trustees, including Independent Trustees, for election to the
Board. The Governance Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full
Board elects new Trustees, except for those instances when a shareholder vote is required.

      Under the current policy of the Board, if the Board determines that a vacancy exists or is likely to exist on the Board, the Governance Committee will consider candidates for Board membership that it identifies, as well as those recommended by the Funds shareholders. The Governance Committee will consider nominees recommended by the Independent Board Trustees or by any other Board members, including Board members affiliated with the Funds Manager. The
Governance Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Governance
Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process.
Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., Two World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008,
to the attention of the Board of Trustees of Oppenheimer SMA International Bond
Fund, c/o the Secretary of the Fund.

      Submissions should, at a minimum, be accompanied by the following: (1) the name, address, and business, educational, and/or other pertinent background of the person being recommended; (2) a statement concerning whether the person is an interested person as defined in the Investment Company Act; (3) any other information that the Fund would be required to include in a proxy statement concerning the person if he or she was nominated; and (4) the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares. Shareholders should note that a person who owns securities issued by Massachusetts Mutual
Life Insurance Company (the parent company of the Manager) would be deemed an interested person under the Investment Company Act. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds outside legal counsel may cause a person to be deemed an interested person.

      The Governance Committee has not established specific qualifications that it believes must be met by a nominee. In evaluating nominees, the Governance
Committee considers, among other things, an individuals background, skills, and experience; whether the individual is an interested person as defined in the
Investment Company Act; and whether the individual would be deemed an audit committee financial expert within the meaning of applicable SEC rules. The
Governance Committee also considers whether the individuals background, skills, and experience will complement the background, skills, and experience of other
Trustees and will contribute to the Board. There are no differences in the manner in which the Governance Committee evaluates nominees based on whether the nominee is recommended by a shareholder. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

      The members of the Proxy Committee are Russell S. Reynolds, Jr.
(Chairman), Matthew P. Fink and Mary F. Miller. The Proxy Committee provides the
Board with recommendations for the proxy voting of portfolio securities held by the Fund and monitors proxy voting by the Fund.

      Trustees and Officers of the Fund. Except for Mr. Murphy, each of the
Trustees is an Independent Trustee. All of the Trustees are also directors or trustees of the following Oppenheimer funds (referred to as Board I Funds):

------------------------------------------------------------------------------------
                                           Oppenheimer   International   Large  Cap
Oppenheimer AMT-Free Municipals            Core Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
                                           Oppenheimer  International Small Company
Oppenheimer AMT-Free New York Municipals   Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Oppenheimer Balanced Fund                  Oppenheimer International Value Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
                                           Oppenheimer   Limited  Term   California
Oppenheimer California Municipal Fund      Municipal Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund      Oppenheimer Money Market Fund, Inc.
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Oppenheimer Developing Markets Fund        Oppenheimer Multi-State Municipal Trust
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Oppenheimer Discovery Fund                 Oppenheimer Portfolio Series
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Oppenheimer Dividend Growth Fund           Oppenheimer Real Estate Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Oppenheimer Emerging Growth Fund           Oppenheimer Select Value Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Oppenheimer Emerging Technologies Fund     Oppenheimer Series Fund, Inc.
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Oppenheimer Enterprise Fund                Oppenheimer SMA Core Bond Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Oppenheimer Global Fund                    Oppenheimer SMA Global Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Oppenheimer Global Opportunities Fund      OFI Tremont Core Strategies Hedge Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Oppenheimer Gold & Special Minerals Fund   OFI Tremont Market Neutral Hedge Fund
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
                                           Oppenheimer  Tremont Market Neutral Fund
Oppenheimer Growth Fund                    LLC
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Oppenheimer International Diversified Fund Oppenheimer Tremont Opportunity Fund LLC
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Oppenheimer International Growth Fund      Oppenheimer U.S. Government Trust
------------------------------------------------------------------------------------

      In addition to being a Board member of each of the Board I Funds, Messrs.
Galli and Wruble are directors or trustees of ten other portfolios, and Messrs.
Wikler and Wold are trustees of one other portfolio, in the OppenheimerFunds complex.

      Messrs. Steinmetz, Gillespie, Murphy, Petersen, Szilagyi, Vandehey, Wixted
and Zack and Mss. Bloomberg and Ives, who are officers of the Fund, hold the same offices with one or more of the other Board I Funds. As of the date of this
Statement of Additional Information, the Fund has no shares outstanding, and therefore, none of the Independent trustees owns any shares of the Fund. In addition, none of the Independent Trustees (nor any of their immediate family members) own securities of either the Manager or the Distributor of the Board I
Funds or of any entity directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

            Biographical Information. The Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during at least the past five years are listed in the charts below. The charts also include information about each Trustees beneficial share ownership in the Fund and in all of the registered investment companies that the Trustee oversees in the Oppenheimer family of funds (Supervised Funds).
The address of each Trustee in the chart below is 6803 S. Tucson Way,
Centennial, Colorado 80112-3924. Each Trustee serves for an indefinite term, or until his or her resignation, retirement, death or removal.

---------------------------------------------------------------------------------
                              Independent Trustees
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Name,             Principal Occupation(s) During the     Dollar      Aggregate
                                                         Range of      Dollar
                                                         Shares       Range Of
                                                         Beneficially  Shares
Position(s) Held Past 5 Years; Other Owned in Beneficially with the Fund,
Trusteeships/Directorships Held; the Owned in Length of Number of Portfolios in
the Fund Fund(1) Supervised Service, Age Complex Currently Overseen Funds(2)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clayton K. Director of American Commercial Lines None Over Yeutter, (barge company) (since January 2005); $100,000 Chairman of the Attorney at Hogan &
Hartson (law Board of firm) (since June 1993); Director of Trustees since
Covanta Holding Corp.
2006,             (waste-to-energy company) (since
Trustee since     2002); Director of Weyerhaeuser Corp.
2006              (1999-2004); Director of Caterpillar,
Age: 75           Inc. (1993-2002); Director of ConAgra
                      Foods (1993-2001); Director of Texas
                      Instruments (1993-2001); Director of
                      FMC Corporation (1993-2001). Oversees
                      41 portfolios in the OppenheimerFunds
                  complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew P. Fink,  Trustee of the Committee for Economic  None       Over
Trustee since     Development (policy research                      $100,000
2006              foundation) (since 2005); Director of
Age: 65           ICI Education Foundation (education
                  foundation) (since October 1991); President of the Investment
                  Company Institute (trade association) (1991-2004); Director of
                  ICI Mutual Insurance Company (insurance company) (1991-2004).
                  Oversees 41 portfolios in the OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Galli,  A director or trustee of other         None       Over
Trustee since     Oppenheimer funds. Oversees 51                    $100,000
2006              portfolios in the OppenheimerFunds
Age: 72           complex.

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip A.        Distinguished Presidential Fellow for  None       Over
Griffiths,        International Affairs (since 2002)                $100,000
Trustee since     and Member (since 1979) of the
2006              National Academy of Sciences; Council
Age: 67           on Foreign Relations (since 2002);
                  Director of GSI Lumonics Inc. (precision medical equipment supplier) (since 2001); Senior Advisor of The Andrew W. Mellon
                  Foundation (since 2001); Chair of Science Initiative Group
                  (since 1999); Member of the American Philosophical Society
                  (since 1996); Trustee of Woodward Academy (since 1983);
                  Foreign Associate of Third World Academy of Sciences; Director
                  of the Institute for Advanced Study (1991-2004); Director of
                  Bankers Trust New York Corporation (1994-1999); Provost at
                  Duke University (1983-1991). Oversees 41 portfolios in the
                  OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mary F. Miller,   Trustee of the American Symphony       None       Over
Trustee since     Orchestra (not-for-profit) (since                 $100,000
2006              October 1998); and Senior Vice
Age: 63           President and General Auditor of
                  American Express Company (financial services company) (July
                  1998- February 2003). Oversees 41 portfolios in the
                  OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joel W. Motley,   Director of Columbia Equity Financial  None       Over
Trustee since     Corp. (privately-held financial                   $100,000
2006              adviser) (since 2002); Managing
Age: 53           Director of Carmona Motley, Inc.
                  (privately-held financial adviser) (since January 2002);
                  Managing Director of Carmona Motley Hoffman Inc.
                  (privately-held financial adviser) (January 1998- December
                  2001); Member of the Finance and Budget Committee of the
                  Council on Foreign Relations, the Investment Committee of the
                  Episcopal Church of America, the Investment Committee of Human
                  Rights Watch and the Investment Committee of Historic Hudson
                  Valley. Oversees 41 portfolios in the OppenheimerFunds
                  complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A.        Director of Dominion Resources, Inc.   None       Over
Randall,          (electric utility holding company)                $100,000
Trustee since     (February 1972- October 2005); Former
2006              Director of Prime Retail, Inc. (real
Age: 78           estate investment trust), Dominion
                  Energy Inc. (electric power and oil &
                  gas producer), Lumbermans Mutual
                  Casualty Company, American Motorists
                  Insurance Company and American
                  Manufacturers Mutual Insurance
                  Company; Former President and Chief
                  Executive Officer of The Conference
                  Board, Inc. (international economic
                  and business research). Oversees 41
                  portfolios in the OppenheimerFunds
                  complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Russell S.        Chairman of The Directorship Search    None       $10,001-$50,000
Reynolds, Jr.,    Group, Inc. (corporate governance
Trustee since     consulting and executive recruiting)
2006              (since 1993); Life Trustee of
Age: 74           International House (non-profit
                  educational organization); Former
                  Trustee of The Historical Society of
                  the Town of Greenwich. Oversees 41
                  portfolios in the OppenheimerFunds
                  complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph M. Wikler, Director  of  the  following   medical None       Over
Trustee since     device   companies:   Medintec  (since            $100,000
2006              1992)   and   Cathco   (since   1996);
Age: 64           Director   of   Lakes    Environmental
                  Association (since 1996); Member of the Investment Committee of the Associated Jewish Charities of Baltimore (since 1994);
                  Director of Fortis/Hartford mutual funds (1994-December 2001).
                  Oversees 42 portfolios in the OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter I. Wold,    President  of  Wold  Oil   Properties, None       Over
Trustee since     Inc.  (oil  and  gas  exploration  and            $100,000
2006              production   company)   (since  1994);
Age: 57           Vice    President,    Secretary    and
                  Treasurer of Wold Trona Company,  Inc.
                  (soda ash processing  and  production)
                  (since 1996);  Vice  President of Wold
                  Talc  Company,   Inc.   (talc  mining)
                  (since  1999);   Managing   Member  of
                  Hole-in-the-Wall     Ranch     (cattle
                  ranching)  (since 1979);  Director and
                  Chairman  of the Denver  Branch of the
                  Federal  Reserve  Bank of Kansas  City
                  (1993-1999);     and    Director    of
                  PacifiCorp.     (electric     utility)
                  (1995-1999).  Oversees  42  portfolios
                  in the OppenheimerFunds complex.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Wruble,  General  Partner of Odyssey  Partners, None       Over
Trustee since     L.P.  (hedge  fund)  (since  September            $100,000
2006              1995);   Director  of  Special   Value
Age: 62           Opportunities  Fund,  LLC  (registered
                  investment company) (since September 2004); Director of Zurich
                  Financial Investment Advisory Board (affiliate of the Managers parent company) (since October 2004); Board of Governing
                  Trustees of The Jackson Laboratory (non-profit) (since August
                  1990); Trustee of the Institute for Advanced Study (non-profit educational institute) (since May 1992); Special Limited
                  Partner of Odyssey Investment Partners, LLC (private equity investment) (January 1999- September 2004); Trustee of
                  Research Foundation of AIMR (2000-2002) (investment research, non-profit); Governor, Jerome Levy Economics Institute of Bard
                  College (August 1990- September 2001) (economics research);
                  Director of Ray & Berendtson, Inc. (May 2000- April 2002)
                  (executive search firm). Oversees 51 portfolios in the
                  OppenheimerFunds complex.
---------------------------------------------------------------------------------

      The address of Mr. Murphy is Two World Financial Center, 225 Liberty
Street, 11th Floor, New York, New York 10281-1008. Mr. Murphy serves as a
Trustee for an indefinite term, or until his resignation, retirement, death or removal, and as an officer of the Fund for an indefinite term, or until his resignation, retirement, death or removal. Mr. Murphy is an Interested Trustee because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager and as a shareholder of its parent company.
----------------------------------------------------------------------------------
                         Interested Trustee and Officer
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
Name,            Principal Occupation(s) During the Past  Dollar      Aggregate
                                                                          Dollar
                                                           Range of     Range Of
                                                            Shares     y  Shares
Position(s) 5 Years; Other BeneficiallBeneficially Held with Fund,
Trusteeships/Directorships Held; Number Owned in Owned in Length of of
Portfolios in the Fund Complex the Supervised Service, Age Currently Overseen
Fund(1) Funds(2)
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
John V. Murphy,  Chairman, Chief Executive Officer and    None       Over
President and    Director (since June 2001) and                      $100,000
Principal        President (since September 2000) of the
Executive        Manager; President and a director or
Officer since    trustee of other Oppenheimer funds;
2006 and         President and Director of Oppenheimer
Trustee since    Acquisition Corp. (OAC) (the
2006             Managers parent holding company) and
Age: 56          of Oppenheimer Partnership Holdings,
                 Inc. (holding company subsidiary of the Manager) (since July
                 2001); Director of OppenheimerFunds Distributor, Inc.
                 (subsidiary of the Manager) (since November 2001); Chairman and
                 Director of Shareholder Services, Inc. and of Shareholder
                 Financial Services, Inc. (transfer agent subsidiaries of the
                 Manager) (since July 2001); President and Director of
                 OppenheimerFunds Legacy Program (charitable trust program
                 established by the Manager) (since July 2001); Director of the following investment advisory subsidiaries of the Manager: OFI
                 Institutional Asset Management, Inc., Centennial Asset
                 Management Corporation, Trinity Investment Management
                 Corporation and Tremont Capital Management, Inc. (since
                 November 2001), HarbourView Asset Management Corporation and
                 OFI Private Investments, Inc. (since July 2001); President
                 (since November 1, 2001) and Director (since July 2001) of
                 Oppenheimer Real Asset Management, Inc.; Executive Vice
                 President of Massachusetts Mutual Life Insurance Company (OACs
                 parent company) (since February 1997); Director of DLB
                 Acquisition Corporation (holding company parent of Babson
                 Capital Management LLC) (since June 1995); Member of the
                 Investment Company Institutes Board of Governors (since
                 October3, 2003); Chief Operating Officer of the Manager
                 (September 2000- June 2001); President and Trustee of MML
                 Series Investment Fund and MassMutual Select Funds (open-end investment companies) (November 1999- November 2001); Director of C.M. Life Insurance Company (September 1999- August 2000);
                 President, Chief Executive Officer and Director of MML Bay
                 State Life Insurance Company (1999-2000); Director of Emerald
                 Isle Bancorp and Hibernia Savings Bank (wholly-owned subsidiary of Emerald Isle Bancorp) (June 1989- June 1998). Oversees 90
                 portfolios in the OppenheimerFunds complex.
----------------------------------------------------------------------------------

(3) As of the date of this Statement of Additional Information, the Fund has no shares outstanding. (2) As of December 31, 2005.

      The addresses of the officers in the chart below are as follows: for
Messrs. Steinmetz, Gillespie, and Zack and Ms. Bloomberg, Two World Financial
Center, 225 Liberty Street, New York, New York 10281-1008; for Messrs. Petersen,
Szilagyi, Vandehey, and Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial,
Colorado 80112-3924. Each officer serves for an indefinite term or until his or her resignation, retirement, death or removal.

-----------------------------------------------------------------------------------------

                               Other Officers of the Fund
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Name, Position(s)      Principal Occupation(s) During Past 5 Years
Held with the Fund,
Length of Service, Age
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Arthur P. Steinmetz, Senior Vice President of the Manager (since March 1993 and of Vice President and HarbourView Asset Management Corporation (since March
2000); an Portfolio Manager officer of 5 portfolios in the OppenheimerFunds complex.
since 2006
Age: 46
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Mark S. Vandehey,      Senior Vice President and Chief Compliance Officer of the
Vice President and     Manager (since March 2004); Vice President of OppenheimerFunds
Chief Compliance       Distributor, Inc., Centennial Asset Management Corporation and
Officer since 2006     Shareholder Services, Inc. (since June 1983); Vice President and
Age: 55                Director of Internal Audit of the Manager (1997-February 2004).
                       An officer of 90 portfolios in the OppenheimerFunds
complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Brian W. Wixted,       Senior Vice President and Treasurer of the Manager (since March
Treasurer since 2006   1999); Treasurer of the following: HarbourView Asset Management
Age: 46                Corporation, Shareholder Financial Services, Inc., Shareholder
                       Services, Inc., Oppenheimer Real Asset Management
                       Corporation, and Oppenheimer Partnership Holdings, Inc.
                       (since March 1999), OFI Private Investments, Inc. (since
                       March 2000), OppenheimerFunds International Ltd. and
                       OppenheimerFunds plc (since May 2000), OFI Institutional
                       Asset Management, Inc. (since November 2000), and
                       OppenheimerFunds Legacy Program (since June 2003);
                       Treasurer and Chief Financial Officer of OFI Trust
                       Company (trust company subsidiary of the Manager) (since
                       May 2000); Assistant Treasurer of the following: OAC
                       (since March 1999), Centennial Asset Management
                       Corporation (March 1999-October 2003) and
                       OppenheimerFunds Legacy Program (April 2000-June 2003);
                       Principal and Chief Operating Officer of Bankers Trust
                       Company-Mutual Fund Services Division (March 1995-March
                       1999). An officer of 90 portfolios in the
                       OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Brian Petersen,        Assistant Vice President of the Manager (since August 2002);
Assistant Treasurer    Manager/Financial Product Accounting of the Manager (November
since 2006             1998-July 2002). An officer of 90 portfolios in the
Age: 35                OppenheimerFunds complex.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Brian C. Szilagyi      Assistant Vice President of the Manager (since July 2004);
Assistant Treasurer    Director of Financial Reporting and Compliance of First Data
since 2006             Corporation (April 2003-July 2004); Manager of Compliance of
Age: 35                Berger Financial Group LLC (May 2001-March 2003). An officer of
                       90 portfolios in the OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Robert G. Zack,        Executive Vice President (since January 2004) and General
Secretary since 2006   Counsel (since March 2002) of the Manager; General Counsel and
Age: 57                Director of the Distributor (since December 2001); General
                       Counsel of Centennial Asset Management Corporation (since
                       December 2001); Senior Vice President and General Counsel
                       of HarbourView Asset Management Corporation (since
                       December 2001); Secretary and General Counsel of OAC
                       (since November 2001); Assistant Secretary (since
                       September 1997) and Director (since November 2001) of
                       OppenheimerFunds International Ltd. and OppenheimerFunds
                       plc; Vice President and Director of Oppenheimer
                       Partnership Holdings, Inc. (since December 2002);
                       Director of Oppenheimer Real Asset Management, Inc.
                       (since November 2001); Senior Vice President, General
                       Counsel and Director of Shareholder Financial Services,
                       Inc. and Shareholder Services, Inc. (since December
                       2001); Senior Vice President, General Counsel and
                       Director of OFI Private Investments, Inc. and OFI Trust
                       Company (since November 2001); Vice President of
                       OppenheimerFunds Legacy Program (since June 2003); Senior
                       Vice President and General Counsel of OFI Institutional
                       Asset Management, Inc. (since November 2001); Director of
                       OppenheimerFunds (Asia) Limited (since December 2003);
                       Senior Vice President (May 1985-December 2003), Acting
                       General Counsel (November 2001-February 2002) and
                       Associate General Counsel (May 1981-October 2001) of the
                       Manager; Assistant Secretary of the following:
                       Shareholder Services, Inc. (May 1985-November 2001),
                       Shareholder Financial Services, Inc. (November
                       1989-November 2001), and OppenheimerFunds International
                       Ltd. (September 1997-November 2001). An officer of 90
                       portfolios in the OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Lisa I. Bloomberg,     Vice President and Associate Counsel of the Manager (since May
Assistant Secretary    2004); First Vice President (April 2001-April 2004), Associate
since 2006             General Counsel (December 2000-April 2004), Corporate Vice
Age: 37                President (May 1999-April 2001) and Assistant General Counsel
                       (May 1999-December 2000) of UBS Financial Services Inc.
                       (formerly, PaineWebber Incorporated). An officer of 90
                       portfolios in the OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Kathleen T. Ives,      Vice President (since June 1998) and Senior Counsel and
Assistant Secretary    Assistant Secretary (since October 2003) of the Manager; Vice
since 2006             President (since 1999) and Assistant Secretary (since October
Age: 40                2003) of the Distributor; Assistant Secretary of Centennial
                       Asset Management Corporation (since October 2003); Vice
                       President and Assistant Secretary of Shareholder Services, Inc.
                       (since 1999); Assistant Secretary of OppenheimerFunds Legacy
                       Program and Shareholder Financial Services, Inc. (since December
                       2001); Assistant Counsel of the Manager (August 1994-October
                       2003). An officer of 90 portfolios in the OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Phillip S. Gillespie,  Senior Vice President and Deputy General Counsel of the Manager
Assistant Secretary    (since September 2004); First Vice President (2000-September
since 2006             2004), Director (2000-September 2004) and Vice President
Age: 41                (1998-2000) of Merrill Lynch Investment Management. An officer of 90 portfolios in the OppenheimerFunds complex.
-----------------------------------------------------------------------------------------

         Remuneration of the Officers and Trustees. The officers and the
Interested Trustee of the Fund who are affiliated with the Manager receive no salary or fee from the Fund. It is estimated that the Independent Trustees of the Fund will receive the Aggregate Compensation from the Fund shown below for serving as a trustee and member of a committee (if applicable), with respect to the period from the Funds inception through September 30, 2006, its first fiscal year end. The total compensation, including accrued retirement benefits, from the Fund and fund complex represents compensation received for serving as a
Trustee and member of a committee (if applicable) of other funds in the
OppenheimerFunds complex during the calendar year ended December 31, 2005. As of the date of this Statement of Additional Information, the Independent Trustees
have not received any compensation from the Fund.

---------------------------------------------------------------------------------
Name and Other Fund     Estimated     Estimated     Estimated         Total
                                     Retirement
                        Aggregate     Benefits                    Compensation
                       Compensation  Accrued as       Annual      From the Fund
Position(s) (as From the Part of Fund Benefits Upon ) and Fund applicable)
Fund(1) Expense Retirement(2)(3 Complex
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
                           Fiscal year ended                       Year ended
                           September 30, 2006                     December31,
                                                                         2005(3)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clayton K. Yeutter      [-----](4)     [-----]       $86,171        $173,700
Chairman of the Board
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew P. Fink          [-----]       [-----]        $2,641         $61,936
Proxy Committee
Member and Regulatory
& Oversight Committee
Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Galli
Regulatory &
Oversight Committee      [-----]       [-----]    $100,824((5))    $264,812(6)
Chairman
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip A. Griffiths    [-----](7)     [-----]       $34,972        $150,760
Governance Committee
Chairman and
Regulatory &
Oversight Committee
Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mary F. Miller
Audit Committee
Member and Proxy         [-----]       [-----]        $7,128        $103,254
Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joel W. Motley          [-----](8)     [-----]       $23,945        $150,760
Audit Committee
Chairman and
Regulatory &
Oversight Committee
Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Randall       [-----]     [-----](9)      $85,944        $134,080
Audit Committee
Member and Governance
Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Russell S. Reynolds,     [-----]       [-----]       $66,602        $108,593
Jr.
Proxy Committee
Chairman and
Governance Committee
Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph M. Wikler         [-----]       [-----]         None        $60,386(10)
Audit Committee Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter I. Wold
Governance Committee     [-----]       [-----]         None        $60,386(11)
Member
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Wruble
Regulatory &
Oversight Committee      [-----]       [-----]    $37,139((12))  $159,354(1(3))
Member
---------------------------------------------------------------------------------
1. Estimated Aggregate Compensation From the Fund is estimated for the period from inception through September 30, 2006 and includes fees and deferred compensation, if any for each Trustee.
2. Estimated Annual Retirement Benefits to be Paid Upon Retirement is based on a straight life payment plan election with the assumption that a Trustee will retire at the age of 75 and is eligible (after 7 years of service) to receive retirement plan benefits as described below under Retirement Plan for
   Trustees. No information is included regarding the Retirement Benefits
   Accrued as part of Fund Expenses since, as of the date of the Statement of
   Additional Information, the Fund had yet commenced operations and no retirement benefits had been accrued.
3. The total amount reported in this column is the sum of (1) the estimate reported in column two and (2) the amounts as reported by the
   OppenheimerFunds fund complex as of December 31, 2005.
4. Includes [--] deferred by Mr. Yeutter under the Deferred Compensation Plan described below.
5. Includes $45,840 estimated benefits to be paid to Mr. Galli for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I Funds.
6. Includes $135,500 paid to Mr. Galli for serving as a director or trustee of
   10 other Oppenheimer funds (at December31, 2005) that are not Board I Funds.
7. Includes [---] deferred by Mr. Griffiths under the Deferred Compensation Plan described below.
8. Includes [---] deferred by Mr. Motley under the Deferred Compensation Plan described below.
9. Due to actuarial considerations, no additional retirement benefits were accrued with respect to Mr. Randall.
10. Includes $23,500 paid to Mr. Wikler for serving as a director or trustee of one other Oppenheimer fund (at December31, 2005) that is not a Board I Fund.
11. Includes $23,500 paid to Mr. Wold for serving as a director or trustee of one other Oppenheimer fund (at December31, 2005) that is not a Board I Fund.
12. Estimated benefits to be paid to Mr. Wruble for serving as a director or trustee of 10 other Oppenheimer funds that are not Board I Funds. Mr. Wrubles service as a director or trustee of such funds will not be counted towards the fulfillment of his eligibility requirements for payments under the Board
   I retirement plan, described below.
13. Includes $135,000 paid to Mr. Wruble for serving as a director or trustee of
   10 other Oppenheimer funds (at December31, 2005) that are not Board I Funds.

      Retirement Plan for Trustees. The Board I Funds have adopted a retirement plan that provides for payments to retired Independent Trustees. Payments are up to 80% of the average compensation paid during a Trustees five years of service in which the highest compensation was received. A Trustee must serve as director or trustee for any of the Board I Funds for at least seven years to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit. The amount of retirement benefits a Trustee will receive depends on the amount of the Trustees compensation, including future compensation and the length of his or her service on the Board.

      Deferred Compensation Plan. The Board has adopted a Deferred Compensation
Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from certain Board
I Funds. Under the plan, the compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to the Trustee under the plan will be determined based upon the amount of compensation deferred and the performance of the selected funds.

      Deferral of the Trustees fees under the plan will not materially affect a funds assets, liabilities or net income per share. The plan will not obligate a fund to retain the services of any Trustee or to pay any particular level of compensation to any Trustee. Pursuant to an Order issued by the SEC, a fund may invest in the funds selected by the Trustee under the plan without shareholder approval for the limited purpose of determining the value of the Trustees deferred compensation account.

      Major Shareholders.  As of the date of this Statement of Additional
Information, OppenheimerFunds, Inc. is the only shareholder of record of the
Fund.

      The Manager.  The Manager is wholly-owned by Oppenheimer Acquisition
Corp., a holding company controlled by Massachusetts Mutual Life Insurance
Company, a global, diversified insurance and financial services organization.

    Code of Ethics. The Fund, the Manager and the Distributor have adopted a
Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers that would compete with or take advantage of the Funds portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics permits personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls.
Compliance with the Code of Ethics is carefully monitored and enforced by the
Manager.

      The Code of Ethics is an exhibit to the Funds registration statement filed with the SEC and can be reviewed and copied at the SECs Public Reference Room in
Washington, D.C. You can obtain information about the hours of operation of the
Public Reference Room by calling the SEC at 1.202.551.8090. The Code of Ethics can also be viewed as part of the Funds registration statement on the SECs EDGAR database at the SECs Internet website at www.sec.gov. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing to the SECs Public Reference Section,
Washington, D.C. 20549-0102.

      Portfolio Proxy Voting. The Fund has adopted Portfolio Proxy Voting
Policies and Procedures under which the Fund votes proxies relating to securities (portfolio proxies) held by the Fund. The Funds primary consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders. The Fund has retained an unaffiliated third party as its agent to vote portfolio proxies in accordance with the Funds Portfolio Proxy Voting
Guidelines and to maintain records of such portfolio proxy voting. The Portfolio
Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Fund and the Manager or the Managers affiliates or business relationships. Such a conflict of interest may arise, for example, when the Manager or an affiliate of the Manager manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. The Manager and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, the Manager employs the following two procedures: (1) if the proposal that gives rise to the conflict is specifically addressed in the Guidelines, the Manager will vote the portfolio proxy in accordance with the Guidelines, provided that they do not provide discretion to the Manager on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Guidelines or the Guidelines provide discretion to the Manager on how to vote, the Manager will vote in accordance with the third party proxy voting agents general recommended guidelines on the proposal provided that the Manager has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides an appropriate voting recommendation, the Manager may retain an independent fiduciary to advise the Manager on how to vote the proposal or may abstain from voting. The Guidelines provisions with respect to certain routine and non-routine proxy proposals are summarized below:

o        The Fund generally votes with the recommendation of the issuers management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
o        The Fund evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others:
         composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominees investment in the company.
o        In general, the Fund opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
o        The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.

o        The Fund  opposes  of  directors.  o The Fund  supports  proposals  to eliminate  cumulative  voting. o The Fund opposes  re-pricing of stock options without shareholder approval.

o        The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity.
         The Fund analyzes stock option plans, paying particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

      The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing will be made no later than August 31, 2007, for the
12 months ended June 30, 2007. Once filed, the Funds Form N-PX will be available
(1) without charge, upon request, by calling the Fund toll-free at
1.800.525.7048 and (2) on the SECs website at www.sec.gov.

    The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund (the Advisory Agreement). The Manager selects securities for the Funds portfolio and handles its day-to-day business. The portfolio manager of the Fund is employed by the Manager and is the person who is principally responsible for the day-to-day management of the Funds portfolio.
Other members of the Managers Fixed Income Portfolio Team provide the portfolio manager with counsel and support in managing the Funds portfolio.

      Under the terms of the Advisory Agreement, the Manager is entitled to an advisory fee equal to an annual rate of 0.48% of the Funds assets. The Manager, however, has contractually agreed to waive all fees and pay or reimburse all expenses of the Fund, except extraordinary expenses, audit fees and fees paid to the Independent Trustees. Although the Fund does not compensate the Manager directly for its services under the Advisory Agreement, the Manager may benefit from the fees charged to separately managed account clients who have retained
OFI Private Investments, Inc. or certain of its affiliates (individually or collectively referred to as OFI PI) to manage their accounts pursuant to an investment management agreement with OFI PI and/or a managed account program sponsor as part of a wrap-fee program. The Manager is responsible for paying expenses it incurs in providing advisory services to the Fund.

      The Advisory Agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund.
Under the Advisory Agreement, responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      Under the Advisory Agreement, the Fund is required to pay expenses not expressly assumed by the Manager under the Advisory Agreement. The Advisory
Agreement lists examples of expenses required to be paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain
Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. As stated above, the Manager has contractually agreed to waive all fees and pay or reimburse all expenses of the
Fund, including those payable under the Advisory Agreement, except extraordinary expenses, audit fees and fees paid to the Independent Trustees.

      The Advisory Agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains in connection with matters to which the Advisory Agreement relates.

      The Advisory Agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the name Oppenheimer in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund to use the name Oppenheimer as part of its name.

      Portfolio Manager. The Funds portfolio is managed by Arthur P. Steinmetz
(the Portfolio Manager). He is responsible for the day-to-day management of the
Funds investments.

      Other Accounts Managed by the Portfolio Manager.  In addition to managing the Funds investment portfolio, Mr. Steinmetz also manages other investment portfolios, on behalf of the Manager or its affiliates.  The following table provides information regarding those portfolios as of
________, 2006:

                                        Registered      Other Pooled
                                        Investment       Investment       Other
                                        Companies         Vehicles       Accounts**

Arthur P. Steinmetz

Accounts Managed

Total Assets Managed*

Accounts with Performance-Based
Advisory Fees

Total Assets in Accounts with
Performance-Based Advisory Fees*

*   In millions.
** Does not include personal accounts of the Portfolio Manager and his family, which are subject to the Code of Ethics.

     As indicated above, the Portfolio Manager also manages other funds and accounts. Potentially, those responsibilities could, at times, conflict with the interests of the Fund. This may occur whether the investment strategies of the other fund or account are the same as or different from, the Funds investment objectives and strategies. For example, the Portfolio Manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or to execute transactions for another fund or account that could have a negative effect on the value of securities held by the Fund. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the
Manager may have an incentive to favor the other fund or account. The Managers compliance procedures and Code of Ethics, however, recognize the Managers fiduciary obligations to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Manager from favoring one client over another. It is possible, of course, that the compliance procedures and the Code of Ethics may not always be adequate. At different times, the Funds Portfolio Manager may manage other funds or accounts with investment objectives and strategies that are similar to those of the Fund, or may manage funds or accounts with investment objectives and strategies that are different from those of the Fund.

      Compensation of the Portfolio Manager. The Funds Portfolio Manager is
employed and compensated by the Manager, not the Fund. Under the Managers compensation program for its portfolio managers and portfolio analysts, compensation is based primarily on the investment performance of the funds and the accounts they manage, rather than on the financial success of the Manager.
This compensation structure is intended to align the portfolio managers and analysts financial interests with those of the funds and accounts they manage, and their respective shareholders and investors. The Managers compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of _______, 2006, the Portfolio Managers compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Managers holding company parent. Senior portfolio managers may also be eligible to participate in the Managers deferred compensation plan.

      To attract and retain qualified investment management personnel, the
Manager regularly reviews the base pay component of each portfolio manager to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of the Manager and is based on a number of factors, including a funds pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. The Lipper benchmark with respect to the Fund is Lipper International Income Funds. Other factors include management quality
(such as, style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Managers compensation is not based on the total value of the Funds portfolio assets, although the Funds investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other funds and accounts managed by the Portfolio Manager. The compensation structure of the other funds and accounts managed by the Portfolio Manager is the same as the compensation structure of the Fund, as described above.

---------------------------------------------------------------------------------
Portfolio Manager                        Benchmark
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz                      Lipper  International Income Funds

---------------------------------------------------------------------------------

      Ownership of Fund Shares.  As of _______, 2006, the Portfolio Manager
beneficially owned shares of the Fund as follows:

--------------------------------------------------------------------------------
Portfolio Manager                          Range of Shares Beneficially Owned
                                                     in the Fund(1)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           Arthur P. Steinmetz                            None
--------------------------------------------------------------------------------
(1.) As of the date of this Statement of Additional Information, the Funds shares were not available for sale. Therefore, the portfolio manager currently does not have any ownership interest in the Fund.

      Brokerage Policies of the Fund

      Brokerage Provisions of the Investment Advisory Agreement. One of the
duties of the Manager under the Advisory Agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Funds portfolio transactions.
The Manager is authorized by the Advisory Agreement to employ broker-dealers, including affiliated brokers, as the term has been interpreted under the
Investment Company Act, that the Manager believes, in its best judgment based on all relevant factors, will satisfy its fiduciary duty to the Fund in seeking to obtain, at reasonable expense, the best execution of the Funds portfolio transactions. Best execution generally means prompt and reliable execution at the most favorable price obtainable for the services provided. The Manager need not seek competitive commission bidding, however, it is expected to be aware of the current rates of eligible broker-dealers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund.

      Under the investment Advisory Agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide brokerage and research services to the Fund. The commissions paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

    Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the Advisory Agreement and other applicable rules and procedures described below.

      The Managers portfolio traders allocate brokerage based upon recommendations from the Managers portfolio managers, together with the portfolio traders judgment as to the execution capability of the broker or dealer. In certain instances, the portfolio managers may directly place trades and allocate brokerage. In either case, the Managers executive officers supervise the allocation of brokerage.

      Most securities purchases made by the Fund are in principal transactions at net prices. The Fund usually deals directly with the selling or purchasing principal or market maker without incurring charges for the services of a broker on its behalf unless the Manager determines that a better price or execution may be obtained by using the services of a broker. Therefore, the Fund does not incur substantial brokerage costs. Portfolio securities purchased from underwriters include a commission or concession paid by the issuer to the underwriter in the price of the security. Portfolio securities purchased from dealers include a spread between the bid and asked price. In an option transaction the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the investment to which the option relates.

      Other accounts advised by the Manager have investment policies similar to those of the Fund. Those other accounts may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more accounts advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account. When possible, the
Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates. The transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the funds shares by (1)
directing to that broker or dealer any of the funds portfolio transactions, or
(2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the funds portfolio transactions, that were effected by another broker or dealer (these latter arrangements are considered to be a type of step-out transaction). Under this prohibition, a fund and its investment adviser cannot use the funds brokerage for the purpose of rewarding broker-dealers for selling the funds shares.

      The Rule permits, however, funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. The
Manager has adopted procedures (and the Funds Board has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to best execution considerations discussed above. These procedures are designed to prevent: (1) the Managers personnel who effect the Funds portfolio transactions from taking into account a brokers or dealers promotion or sales of the Fund shares when allocating the Funds portfolio transactions, and (2) the Fund, the
Manager and the Distributor from entering into agreements or understandings where the Manager directs or is expected to direct the Funds brokerage directly, or through a step-out arrangement, to any broker or dealer in consideration of the brokers or dealers promotion or sale of the Funds shares or the shares of any other Oppenheimer fund.

      The Advisory Agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful both to the Fund and to one or more of the other accounts advised by the
Manager. Investment research may be supplied to the Manager by the broker or by a third party at the instance of a broker through whom trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, analytical software and similar products and services. If a research service also assists the Manager in a non research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      Although the Manager currently does not do so, the Board may permit the
Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (1) the trade is not from or for the brokers own inventory, (2) the trade was executed by the broker on an agency basis at the stated commission, and (3) the trade is not a riskless principal transaction. The Board may also permit the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broaden the scope and supplement the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Funds portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Managers representation that the amount of such commissions was reasonably related to the value or benefit of such services.

Payments to Fund Intermediaries

      Payments may be made by the Manager or Distributor out of their respective resources and assets at the discretion of the Manager and/or the Distributor.
These payments are often referred to as revenue sharing payments. These types of payments may reflect compensation for marketing support, support provided in offering the Fund or other Oppenheimer funds through certain wrap fee sponsors and programs, transaction processing or other services.

      The Manager and Distributor each may also pay other compensation to the extent the payment is not prohibited by law or by any self-regulatory agency, such as the NASD. Payments are made based on the guidelines established by the
Manager and Distributor, subject to applicable law.

        These payments may provide an incentive to financial intermediaries to actively market or promote the sale of shares of the Fund or other Oppenheimer funds, or to support the marketing or promotional efforts of the Distributor in offering shares of the Fund or other Oppenheimer funds. You should ask your wrap-fee sponsor for information about any payments it receives from the Manager or the Distributor and any services it provides, as well as the fees and commissions it charges.

      Although brokers or dealers that sell Fund shares may also act as a broker or dealer in connection with the execution of the purchase or sale of portfolio securities by the Fund or other Oppenheimer funds, a wrap-fee sponsors sales of shares of the Fund or such other Oppenheimer funds is not a consideration for the Manager when choosing brokers or dealers to effect portfolio transactions for the Fund or such other Oppenheimer funds.

      Revenue sharing payments can pay for distribution-related or asset retention items including, without limitation,

o    transactional support,  one-time charges for setting up access for the Fund or other  Oppenheimer funds on particular  trading systems,  and paying the wrap-fee sponsors networking fees;
o    program  support,  such as expenses  related to including  the  Oppenheimer funds in wrap-fee programs;
o    placement   on  the   sponsors   list  of  offered   funds  and   providing
     representatives  of  the  Distributor  with  access  to  a  sponsors  sales meetings, sales representatives and management representatives.

Additionally, the Manager or Distributor may make payments for firm support, such as business planning assistance, advertising, and educating a wrap fee sponsors sales personnel about the Oppenheimer funds and shareholder financial planning needs.

            ABOUT YOUR ACCOUNT

      How to Buy Shares. The Fund currently offers one class of shares. Shares of the Fund may be purchased only by or on behalf of separately managed account clients who have retained OFI PI to manage their accounts pursuant to an investment management agreement with OFI PI and/or a managed account program sponsor as part of a wrap-fee program. Investors cannot purchase shares directly from the Fund.

      When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.
The Fund will not issue or re-register physical share certificates.

      Shares of the Fund are sold without a direct sales charge. The Fund is an investment option for certain wrap-fee program accounts managed by OFI PI, for which OFI PI receives compensation pursuant to an investment advisory agreement.
Wrap-fee program participants pay a wrap-fee to the sponsor of the program, which typically covers investment advice and transaction costs on trades executed with the sponsor or its affiliates. You should read carefully the wrap-fee or other program brochure provided to you by the sponsor or your advisor. The brochure is required to include information about the fees charged to you, and in the case of a wrap-fee program, the fees paid by the sponsor to
OFI PI. You pay no additional fees or expenses to purchase or redeem shares of the Fund.

      The Fund or the Distributor may suspend the continuous offering of the
Funds shares at any time in response to conditions in the securities markets or otherwise and may resume offering shares from time to time. Any order may be rejected by the Fund or the Distributor. The Distributor is not permitted to withhold placing orders to benefit itself by a price change.

     Determination  of Net Asset Value Per Share.  The NAV per share of the Fund is  determined as of the close of business of the NYSE on each day that the NYSE is open.  The  calculation is done by dividing the value of the Funds net assets by the number of  outstanding  shares.  The NYSE  normally  closes at 4:00 p.m.,
Eastern time, but may close earlier on some other days (for example,  in case of weather  emergencies  or on days falling  before a United States  holiday).  All references  to time in this  Statement of  Additional  Information  mean Eastern time.  The NYSEs most recent  annual  announcement  (which is subject to change)
states  that it will  close on New Years  Day,  Martin  Luther  King,  Jr.  Day,
Presidents  Day,  Good  Friday,  Memorial  Day,  Independence  Day,  Labor  Day,
Thanksgiving Day and Christmas Day. It may also close on other days.

      Dealers other than NYSE members may conduct trading in certain securities on days on which the NYSE is closed (including weekends and holidays) or after
4:00 p.m. on a regular business day. Because the Funds NAV will not be calculated on those days, the Funds NAV per share may be significantly affected on such days when shareholders may not purchase or redeem shares. Additionally, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of the NYSE.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the NYSE, will not be reflected in the Funds calculation of its NAV that day unless the Manager determines that the event is likely to effect a material change in the value of the security.
 The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the
Board, that is subject to the approval, ratification and confirmation by the
Board at its next ensuing meeting after the valuation.

            Securities Valuation.  The Funds Board has established
procedures for the valuation of the Funds securities.  In general those procedures are as follows:

o     Equity securities traded on a U.S. securities exchange or on NASDAQ are valued as follows:
(1)               if last sale information is regularly reported, they are
                  valued at the last reported sale price on the principal
                  exchange on which they are traded or on NASDAQ, as applicable, on that day, or
(2)               if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing bid and asked prices on the valuation date or, if not, at the
                  closing bid price on the valuation date.
o           Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:
(1)               at the last sale price available to the pricing service
                  approved by the Board, or
(2)               at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the
                  valuation date, or
(3)               at the mean between the bid and asked prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
o           Long-term debt securities having a remaining maturity in excess of
            60 days are valued based on the mean between the bid and asked prices determined by a portfolio pricing service approved by the
            Funds Board or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
o           The following securities are valued at the mean between the bid and asked prices determined by a pricing service approved by the Funds
            Board or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)               debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)               non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
o           The following securities are valued at cost, adjusted for
            amortization of premiums and accretion of discounts:
(1)               money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2)               debt instruments held by a money market fund that have a
                  remaining maturity of 397 days or less.

      Securities (including restricted securities) not having readily available market quotations are valued at fair value determined under the Boards procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the bid and asked prices provided by a single active market maker (which in certain cases may be the bid price if no asked price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the
Board. The pricing service may use matrix comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. The monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the New York foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert securities denominated in foreign currency into U.S. dollar values.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing bid and asked prices on the principal exchange or on NASDAQ on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued by the mean between bid and asked prices obtained by the Manager from two active market makers. In certain cases that may be at the bid price if no asked price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Funds Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted
(marked-to-market) to reflect the current market value of the option. In determining the Funds gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

      Cancellation of Purchase Orders. Cancellation of purchase orders for the
Funds shares (for example, when a purchase check is returned unpaid) causes a loss to be incurred when the NAV of the Funds shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the NAV per share multiplied by the number of shares in the purchase order.
The investor, through his or her wrap-fee program sponsor, is responsible for that loss. If the wrap-fee program sponsor, on behalf of the investor, fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investors name, or the Fund or the Distributor may seek other redress.

      How to Sell Shares. The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus. There will be no charge for redeeming shares of the Fund.

      Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Funds custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Funds next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

      Payments In Kind. The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. Under certain circumstances, however, the Board may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution in kind of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any
90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under Determination of Net Asset Value Per Share. That valuation will be made as of the time the redemption price is determined.

      Involuntary Redemptions. The Funds Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days) through the wrap-fee sponsor. The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

      Dividends, Capital Gains and Taxes
      Dividends and Distributions. The Fund does not have a fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by the
Fund will vary depending on market conditions and the composition of the Funds portfolio.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc.
Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

      Tax Status of the Funds Dividends, Distributions and Redemptions of
Shares. The federal tax treatment of the Funds dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this
Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the IRC described below. Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

      Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the IRC. As a
RIC, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders. This qualification enables the Fund to pass through its income and realized capital gains to shareholders without having to pay tax on them. This avoids a double tax on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The IRC contains a number of complex tests relating to qualification as a
RIC that the Fund might not meet in a particular year. If it did not qualify as a RIC, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a RIC, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the IRC, some of which are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a RIC, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the RICs principal business of investing in stock or securities), certain other income
(including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derive 90% of their income from interest, dividends, capital gains, and other traditional permitted mutual fund income).

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a RIC. Under that test, at the close of each quarter of the Funds taxable year, at least 50% of the value of the Funds assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Funds total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than
25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or in the securities of one or more qualified publicly traded partnerships. For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S. government securities.

      Fund investments in partnerships, including in qualified publicly traded partnerships, may result in the Funds being subject to state, local or foreign income, franchise or withholding tax liabilities.

      Excise Tax on Regulated Investment Companies. Under the IRC, by December
31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gain net income realized in the period from November 1 of the prior year through
October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the
Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. The Board and the Manager might determine in a particular year, however, that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

      Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the IRC govern the eligibility of the Funds dividends for the dividends-received deduction for corporate shareholders.
Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from portfolio investments that the Fund has held for a minimum period, usually
46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Funds dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      Special rules also apply to regular dividends paid to individuals. Such a dividend, with respect to taxable years beginning on or before December 31,
2008, may be subject to tax at the rates generally applicable to long-term capital gains for individuals (currently at a maximum rate of 15%), provided that the individual receiving the dividend satisfies certain holding period and other requirements. Dividends subject to these special rules are not actually treated as capital gains, however, and thus are not included in the computation of an individuals net capital gain and generally cannot be used to offset capital losses. The long-term capital gains rates will apply to: (i) 100% of the regular dividends paid by the Fund to an individual in a particular taxable year if 95% or more of the Funds gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) in that taxable year is attributable to qualified dividend income received by the Fund;
or (ii) the portion of the regular dividends paid by the Fund to an individual in a particular taxable year that is attributable to qualified dividend income received by the Fund in that taxable year if such qualified dividend income accounts for less than 95% of the Funds gross income (ignoring gains attributable to the sale of stocks and securities except to the extent net short-term capital gain from such sales exceeds net long-term capital loss from such sales) for that taxable year. For this purpose, qualified dividend income generally means income from dividends received by the Fund from U.S.
corporations and qualified foreign corporations, provided that the Fund satisfies certain holding period requirements in respect of the stock of such corporations and has not hedged its position in the stock in certain ways.
However, qualified dividend income does not include any dividends received from tax-exempt corporations. Also, dividends received by the Fund from a real estate investment trust or another RIC generally are qualified dividend income only to the extent the dividend distributions are made out of qualified dividend income received by such real estate investment trust or other RIC. In the case of securities lending transactions, payments in lieu of dividends are not qualified dividend income. If a shareholder elects to treat Fund dividends as investment income for purposes of the limitation on the deductibility of investment interest, such dividends would not be a qualified dividend income.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long-term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in
January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The
United States has entered into tax treaties with many foreign countries that entitle the Fund to a reduced rate of, or exemption from, taxes on such income.
The Fund may be subject to U.S. federal income tax, and an interest charge, on certain distributions or gains from the sale of shares of a foreign company considered to be a PFIC, even if those amounts are paid out as dividends to shareholders.

      If the Fund were to invest in a PFIC and elect to treat the PFIC as a qualified electing fund under the Code, in lieu of the foregoing requirements, the Fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the Fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the Fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

      Alternatively, the Fund may make a mark-to-market election that will result in the Fund being treated as if it had sold and repurchased its PFIC stock at the end of each year. In such case, the Fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the Fund and, once made, would be effective for all subsequent taxable years, unless revoked with the consent of the U.S. Internal
Revenue Service. By making the election, the Fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The Fund may have to distribute this phantom income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

      So long as the Fund qualifies as a RIC, if certain distribution requirements are satisfied and more than 50% of the value of the Funds total assets at the close of any taxable year consists of stocks or securities of foreign corporations, the Fund may elect for U.S. federal income tax purposes to treat any foreign income taxes paid by it as paid by its stockholders. The Fund may qualify for and make this election in some, but not necessarily all, of its taxable years. If the Fund makes the election, the amount of foreign income taxes paid by the Fund would be included in the income of its stockholders and each stockholder would be entitled (subject to certain limitations) to credit the amount included in his income against such stockholders United States tax due, if any, or to deduct such amount from such shareholders U.S. taxable income, if any. Shortly after any year for which it makes such an election, the
Fund will report to its stockholders the amount per share of such foreign tax that must be included in each stockholders gross income and the amount which will be available for deduction or credit. In general, a stockholder may elect each year whether to claim deductions or credits for foreign taxes. However, no deductions for foreign taxes may be claimed by a noncorporate stockholder who does not itemize deductions. If a stockholder elects to credit foreign taxes, the amount of credit that may be claimed in any year may not exceed the same proportion of the U.S. tax against which such credit is taken which the stockholders taxable income from foreign sources bears to his entire taxable income. This limitation may be applied separately to certain categories of income and the related foreign taxes. However, this limitation will not apply to an individual if, for the taxable year, the entire amount of such individuals gross income from sources outside of the U.S. consists of qualified passive income, the amount of creditable foreign taxes accrued or paid by the individual does not exceed $300 ($600 in the case of a joint return) and the individual elects to be exempt from the limitation. As a general rule, if the Fund has made the appropriate election, a stockholder may treat as foreign source income the portion of any dividend paid by the Fund which represents income derived from sources within foreign countries. Capital gains realized by the Fund on the sale of foreign securities and other foreign currency gains of the Fund will be considered to be U.S.-source income and, therefore, the portion of the tax credit passed through to shareholders that is attributable to such gains or distributions might not be usable by other shareholders without other foreign source income.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholders tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Funds investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number when required,
(2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the
Fund that the shareholder is not subject to backup withholding or is an exempt recipient (such as a corporation). Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the U.S. Internal Revenue Service (the IRS).

      If a shareholder recognizes a loss with respect to the Funds shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayers treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

      Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholders adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the
Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. Any capital loss arising from the redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the IRC apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

      If a shareholder recognizes a loss with respect to the Funds shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the U.S. Internal Revenue
Service a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases exempted from this reporting requirement, but under current guidance, shareholders of a RIC are not exempted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayers treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances.

     Foreign Shareholders.  Under U.S. tax law, taxation of a shareholder who is a foreign person (including, but not limited to, a nonresident alien individual, a  foreign  trust,  a  foreign  estate,  a  foreign  corporation,  or a  foreign partnership)  primarily  depends on whether the foreign  persons income from the
Fund is  effectively  connected  with the conduct of a U.S.  trade or  business.
Typically,  ordinary income dividends paid from a mutual fund are not considered effectively connected income.

      Ordinary income dividends that are paid by the Fund (and are deemed not effectively connected income) to foreign persons will be subject to a U.S. tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign persons country of residence has a tax treaty with the U.S.
allowing for a reduced tax rate on ordinary income dividends paid by the Fund.
Any tax withheld by the Fund is remitted by the Fund to the United States
Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

      If the ordinary income dividends from the Fund are effectively connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the Fund obtains a properly completed and signed Certificate of Foreign Status. If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld by the Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      For taxable years beginning before January 1, 2008, properly designated dividends are generally exempt from United States federal withholding tax when they (i) are paid in respect of the Funds qualified net interest income
(generally, the Funds U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Funds qualified short-term capital gains (generally, the excess of the Funds net short-term capital gain over the Funds long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status
(including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

      Special rules apply to foreign persons who receive distributions from the
Fund that are attributable to gain from U.S. real property interests (USRPIs).
The Code defines USRPIs to include direct holdings of U.S. real property and any interest (other than an interest solely as a creditor) in U.S. real property holding corporations. The Code defines a U.S. real property holding corporation as any corporation whose USRPIs make up more than 50% of the fair market value of its USRPIs, its interests in real property located outside the United States, plus any other assets it uses in a trade or business. In general, the distribution of gains from USRPIs to foreign shareholders is subject to U.S.
federal income tax withholding at a rate of 35% and obligates such foreign shareholder to file a U.S. tax return. To the extent a distribution to a foreign shareholder is attributable to gains from the sale or exchange of USRPIs recognized by a Real Estate Investment Trust (REIT) or (until December 31, 2007)
a RIC, the Code treats that gain as the distribution of gain from a USRPI to a foreign shareholder which would be subject to U.S. withholding tax of 35% and would result in U.S. tax filing obligations for the foreign shareholder.

      A foreign shareholder, however, achieves a different result with respect to the gains from the sale of USRPIs if the REIT or RIC is less than 50% owned by foreign persons at all times during the testing period, or if such gain is realized from the sale of any class of stock in a REIT that is regularly traded on an established United States securities market and the REIT shareholder owned less than 5% of such class of stock at all times during the 1-year period ending on the date of the distribution. In such event, the gains are treated as dividends paid to a non-U.S. shareholder.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described in this Statement of Additional Information. Foreign shareholders are urged to consult their own tax advisors or the IRS with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

      Additional Information About the Fund

      The Distributor. OppenheimerFunds Distributor, Inc., a subsidiary of the
Manager, acts as the Funds principal underwriter in the continuous public offering of the Funds shares. Under its General Distributors Agreement with the
Fund, the Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing the prospectus, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares. The Manager has contractually agreed to pay or reimburse the Fund for all fees and expenses payable under the General
Distributors Agreement. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

      The Custodian. J.P. Morgan Chase Bank is the custodian of the Funds assets. The custodians responsibilities include safeguarding and controlling the
Funds portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the
Manager and its affiliates. The Funds cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial. The Manager has contractually agreed to pay or reimburse the Fund for all fees and expenses payable to the Custodian.

      The Transfer Agent. OppenheimerFunds Services, the Funds Transfer Agent,
is a division of the Manager. It is responsible for maintaining the Funds shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as transfer agent or shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover. The Manager has contractually agreed to pay or reimburse the Fund for all fees and expenses payable to the Transfer Agent.

      Independent Registered Public Accounting Firm.  ________ serves as the independent registered public accounting firm for the Fund.  _________ will audit the Funds financial statements and perform other related audit services.  _________ also acts as the independent registered public accounting firm for the Manager and certain other funds advised by the
Manager and its affiliates.  Audit and non-audit services provided by
_________ to the Fund must be pre-approved by the Audit Committee.

      Legal Counsel.  Mayer, Brown, Rowe & Maw LLP serves as legal counsel to the Fund.

                                   Appendix A

                               Ratings Definitions

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly available information provided by the rating organizations.

Moodys Investors Service, Inc. (Moodys)

Long-Term Ratings: Bonds and Preferred Stock Issuer Ratings

Aaa: Bonds and preferred stock rated Aaa are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds and preferred stock rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of Aaa securities.

A: Bonds and preferred stock rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds and preferred stock rated Baa are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured.
Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds and preferred stock rated Ba are judged to have speculative elements.
Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds and preferred stock rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds and preferred stock rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
Ca: Bonds and preferred stock rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds and preferred stock rated C are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moodys applies numerical modifiers 1, 2, and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

Prime Rating System (Short-Term Ratings Taxable Debt) These ratings are opinions of the ability of issuers to honor senior financial obligations and contracts.
Such obligations generally have an original maturity not exceeding one year, unless explicitly noted.

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.

Standard & Poors Ratings  Services  (Standard & Poors),  a division of The
McGraw-Hill Companies, Inc.

Long-Term Issue Credit Ratings
Issue credit ratings are based in varying degrees, on the following considerations:
o     Likelihood of payment-capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
o     Nature of and provisions of the obligation; and
o     Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors rights.
   The issue ratings definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above.

AAA: An obligation  rated AAA have the highest rating assigned by Standard &
Poors.  The  obligors  capacity  to meet  its  financial  commitment  on the obligation is extremely strong.

AA: An obligation rated AA differ from the highest rated obligations only in small degree. The obligors capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligors capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C
An obligation rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligors inadequate capacity to meet its financial commitment on the obligation.

B: An obligation rated B are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligors capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC: An obligation rated CC are currently highly vulnerable to nonpayment.

C: Subordinated debt or preferred stock obligations rated C are currently highly vulnerable to nonpayment. The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A C also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: An obligation rated D are in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from AA to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

c: The c subscript is used to provide additional information to investors that the bank may terminate its obligation to purchase tendered bonds if the long-term credit rating of the issuer is below an investment-grade level and/or the issuers bonds are deemed taxable.

p: The letter p indicates that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

Continuance of the ratings is contingent upon Standard & Poors receipt of an executed copy of the escrow agreement or closing documentation confirming investments and cash flows.

r: The r highlights derivative, hybrid, and certain other obligations that
Standard & Poors believes may experience high volatility or high variability in expected returns as a result of noncredit risks. Examples of such obligations are securities with principal or interest return indexed to equities, commodities, or currencies; certain swaps and options; and interest-only and principal-only mortgage securities. The absence of an r symbol should not be taken as an indication that an obligation will exhibit no volatility or variability in total return.

N.R. Not rated.

Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

Bond Investment Quality Standards

Under present commercial bank regulations issued by the Comptroller of the
Currency, bonds rated in the top four categories (AAA, AA, A, BBB, commonly known as investment-grade ratings) generally are regarded as eligible for bank investment. Also, the laws of various states governing legal investments impose certain rating or other standards for obligations eligible for investment by savings banks, trust companies, insurance companies, and fiduciaries in general

Short-Term Issue Credit Ratings

Short-term ratings are generally assigned to those obligations considered short-term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days-including commercial paper.

A-1: A short-term obligation rated A-1 is rated in the highest category by
Standard & Poors. The obligors capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligors capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligors capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters.
However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligors inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poors believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Notes:
A Standard & Poors note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:
o     Amortization schedule-the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
o     Source of payment-the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

SP-1: Strong capacity to pay principal and interest. An issue with a very strong capacity to pay debt service is given a (+) designation.

SP-2: Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3: Speculative capacity to pay principal and interest.

Fitch, Inc.
International credit ratings assess the capacity to meet foreign currency or local currency commitments. Both foreign currency and local currency ratings are internationally comparable assessments. The local currency rating measures the probability of payment within the relevant sovereign states currency and jurisdiction and therefore, unlike the foreign currency rating, does not take account of the possibility of foreign exchange controls limiting transfer into foreign currency.

International Long-Term Credit Ratings
The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade:

AAA: Highest Credit Quality. AAA ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. AA ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. A ratings denote a low expectation of credit risk.
The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. BBB ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. BB ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. B ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk.  Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A CC rating indicates that default of some kind appears probable. C ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. DDD obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. DD indicates potential recoveries in the range of 50%-90%, and D the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated DDD have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated DD and D are generally undergoing a formal reorganization or liquidation process; those rated DD are likely to satisfy a higher portion of their outstanding obligations, while entities rated D have a poor prospect for repaying all obligations.

Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the AAA category or to categories below CCC, nor to short-term ratings other than F1 (see below).

International Short-Term Credit Ratings
The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added + to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3: Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                   Appendix B

                            Industry Classifications

Aerospace & Defense                  Household Products
Air Freight & Couriers               Industrial Conglomerates
Airlines                             Insurance
Auto Components                      Internet & Catalog Retail
Automobiles                          Internet Software & Services
Beverages                            IT Services
Biotechnology                        Leisure Equipment & Products
Building Products                    Machinery
Chemicals                            Marine
Consumer Finance                     Media
Commercial Banks                     Metals & Mining
Commercial Services & Supplies       Multiline Retail
Communications Equipment             Multi-Utilities
Computers & Peripherals              Office Electronics
Construction & Engineering           Oil & Gas
Construction Materials               Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified Telecommunication        Road & Rail
Services
Electric Utilities                   Semiconductors and Semiconductor
                                     Equipment
Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities
Hotels Restaurants & Leisure         Wireless Telecommunication Services
Household Durables

Oppenheimer SMA International Bond Fund

Internet Website:
      www.oppenheimerfunds.com

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, NY 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, NY 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270 Denver, Colorado 80217 1.800.CALL OPP (225.5677)

Custodian Bank
      J. P. Morgan Chase Bank
      4 Chase Metro Tech Center
      Brooklyn, New York 11245

Independent Registered Public Accounting Firm

Counsel to the Funds
      Mayer, Brown, Rowe & Maw LLP
      1675 Broadway
      New York, NY  10019

Counsel to the Independent Trustees
      Mayor, Brown, Rowe & Maw LLP
      1675 Broadway
      New York, New York 10019

                   OPPENHEIMER SMA INTERNATIONAL BOND FUND

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 23. - Exhibits

(a) Declaration of Trust dated June 5, 2006: Filed herewith.

(b) By-Laws dated June 15, 2006: Filed herewith.

(c) Not applicable.

(d) Investment Advisory Agreement dated: To be filed by Amendment.

(e) (i) General Distributor's Agreement dated: To be filed by Amendment.

      (ii) Dealer Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 45 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      (iii) Broker Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 45 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      (iv) Agency Agreement of OppenheimerFunds Distributor, Inc.: Previously
filed with Post-Effective Amendment No. 45 to the Registration Statement of
Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

      (v) Trust Company Fund/SERV Purchase Agreement of OppenheimerFunds
Distributor, Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076),
10/26/01, and incorporated herein by reference.

      (vi) Trust Company Agency Agreement of OppenheimerFunds Distributor, Inc.:
Previously filed with Post-Effective Amendment No. 45 to the Registration
Statement of Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
incorporated herein by reference.

(f) (i) Amended and Restated Retirement Plan for Non-Interested Trustees or
Directors dated 8/9/01: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No.
2-82590), (10/25/01), and incorporated herein by reference.

      (ii) Form of Deferred Compensation Plan for Disinterested
Trustees/Directors: Previously filed with Post-Effective Amendment No. 26 to the
Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No.
2-82590), (10/28/98), and incorporated by reference.

(g) (i) Global Custodial Services Agreement: To be filed by amendment.

(h) Fee Waiver and Expense Reimbursement Agreement: To be filed by amendment.

(i) Opinion and Consent of Counsel: To be filed by amendment.

(j) Independent Auditor's Consent: To be filed by amendment.

(k) Not applicable.

(l) Investment Letter from OppenheimerFunds, Inc. to Registrant: To be filed by amendment.

(m) (i) Not applicable.

(n) Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
8/11/05: Previously filed with Post-Effective Amendment No. 5 to the
Registration Statement of Oppenheimer Main Street Opportunity Fund (Reg. No.
333-40186), (9/27/05), and incorporated herein by reference.

(o) Powers of Attorney for all Trustees and Principal Officers: Previously filed with Initial Registration of Oppenheimer Absolute Return Fund , (6/30/06), and
incorporated herein by reference.

(p) Amended and Restated Code of Ethics of the Oppenheimer Funds dated March 31,
2006 under Rule 17j-1 of the Investment Company Act of 1940: Previously filed with Post-Effective Amendment No. 13 to the Registration Statement of
Oppenheimer MidCap Fund (Reg. No. 333-31533), (4/7/06), and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund

None.

Item 25. - Indemnification

Reference is made to the provisions of Article Seven of Registrant's Declaration of Trust filed as Exhibit 23(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of
1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of
1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of
Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the
Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser

(a) OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b) There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

--------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc. Other Business and Connections  During the Past Two
                            Years
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy L. Abbuhl,          Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Emeline S. Adwers,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Agan,                Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc. and  Shareholders  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OFI Private Investments, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carl Algermissen,           Formerly   Associate  Counsel  &  Legal  Compliance
Vice President & Associate  Officer at Great West-Life & Annuity  Insurance Co.
Counsel                     (February 2004-October 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Amato,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Erik Anderson,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Beck Apostolopoulos, None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Janette Aprilante,          Secretary  (since  December  2001)  of:  Centennial
Vice President & Secretary  Asset  Management   Corporation,   OppenheimerFunds
                            Distributor,  Inc.,  HarbourView  Asset  Management
                            Corporation  (since  June 2003),  Oppenheimer  Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,   Shareholder   Services,   Inc.,
                            Trinity  Investment  Management  Corporation (since
                            January  2005),  OppenheimerFunds  Legacy  Program,
                            OFI  Private  Investments,  Inc.  (since June 2003)
                            and  OFI  Institutional   Asset  Management,   Inc.
                            (since  June  2003).  Assistant  Secretary  of  OFI
                            Trust Company (since December 2001).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hany S. Ayad,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Baker,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Bailey,            Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc.  (since March 2006).  Formerly Vice  President
                            at T. Row  Price  Group  (September  2000  January
                            2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Baldwin,            President  and  Director of  Shareholder  Financial
Executive Vice President    Services,   Inc.  and  Shareholder  Services,  Inc.
                            Formerly  Managing Director at Deutsche Bank (March
                            2001  March 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Michael Banta,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joanne Bardell,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adam Bass,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Baum,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeff Baumgartner,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marc Baylin,                Formerly  Portfolio  Manager at J.P.  Morgan  (June
Vice President              2002-August 2005.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Todd Becerra,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lalit K. Behal              Assistant    Secretary   of    HarbourView    Asset
Assistant Vice President    Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Beichert,          Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President       Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald B. Bellamy,          Assistant  Vice  President  (Sales  Manager  of the
Assistant Vice President    International  Division) of OFI Institutional Asset
                                Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Erik S. Berg,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Bertucci,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rajeev Bhaman,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig Billings,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Binning,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert J. Bishop,           Treasurer (since October 2003) of  OppenheimerFunds
Vice President              Distributor,  Inc. and Centennial  Asset Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Beth Bleimehl,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John R. Blomfield,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa I. Bloomberg,          Formerly First Vice  President & Associate  General
Vice President & Associate  Counsel  of  UBS   Financial   Services  Inc.  (May
Counsel                     1999-May 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Veronika Boesch,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Chad Boll,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antulio N. Bomfim,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John C. Bonnell,            Vice  President  of  Centennial   Asset  Management
Vice President              Corporation.   Formerly  a  Portfolio   Manager  at
                            Strong Financial Corporation (May 1999-May 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michelle Borre Massick,     None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lori E. Bostrom,            Formerly  Vice  President  &  Corporate  Counsel at
Vice President&Senior   Prudential  Financial Inc. (October 2002-November
Counsel                     2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Bourgeois,             Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Boydell,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Bromberg,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joan Brunelle,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristine Bryan-Levin,       Formerly  Senior Vice  President at Brown  Brothers
Vice President              Harriman (November 2002  May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stephanie Bullington,       Formerly   Fund   Accounting   Manager  at  Madison
Assistant Vice President    Capital  Management  Company  (July  2005  October
                            2005 and Fund Accounting Officer at Butterfield Fund
                            Services (Bermuda) Limited (a wholly owned
                            subsidiary of the Bank of NT Butterfield & Sons)
                            (September 2003 June 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Burke,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark Burns,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Geoffrey Caan,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Campbell,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine Carroll,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Debra Casey,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maria Castro,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Chaffee,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Chibnik,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patrick Sheng Chu,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brett Clark,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
H.C. Digby Clements,        None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Peter V. Cocuzza,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald James Concepcion,      Formerly (until November 2004) an RIA Marketing
Assistant Vice President      Associate of OppenheimerFunds, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Corbett,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Susan Cornwell,             Senior  Vice  President  of  Shareholder  Financial
Senior Vice President       Services,  Inc.  and  Shareholder  Services,  Inc.;
                            Vice  President  of  OppenheimerFunds  Distributor,
                            Inc.,  Centennial Asset Management  Corporation and
                            OppenheimerFunds Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cheryl Corrigan,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Belinda J. Cosper,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott Cottier,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Coulston,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George Curry,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie C. Cusker,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Dachille,             Formerly   Fixed   Income   Director   at  National
Vice President              Railroad  Retirement  Investment  Trust (May 2003
                            May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Damian,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Demarco,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Craig P. Dinsell,           None
Executive Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randall C. Dishmon,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gavin Dobson,               Formerly  President at Britannic  Asset  Management
Vice President              International (September 2001  May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rebecca K. Dolan,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven D. Dombrower,        Senior Vice  President of OFI Private  Investments,
Vice President              Inc.;    Vice    President   of    OppenheimerFunds
                                Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Doyle,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bruce C. Dunbar,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Dvorak,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Edmiston,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
A. Taylor Edwards,         Formerly Associate at Dechert LLP (September 2000
Vice President &       Assistant December 2005). Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Venkat Eleswarapu,          Formerly  Associate  Professor  of Finance at Texas
Vice President              Tech  University  (July 2005   December  2005) and
                            Assistant   Professor   of  Finance   at   Southern
                            Methodist University (January 1999  May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel R. Engstrom,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James Robert Erven          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
George R. Evans,            None
Senior Vice President &
Director of International
Equities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward N. Everett,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathy Faber,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Falicia,              Assistant   Secretary   (as  of   July   2004)   of
Assistant Vice President    HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew Farkas,             Formerly  Associate at Epstein Becker & Grenn, P.C.
Assistant Vice President    (September 2000  March 2006).
and Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristie Feinberg,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Emmanuel Ferreira,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ronald H. Fielding,         Vice  President  of  OppenheimerFunds  Distributor,
Senior Vice President;      Inc.;  Director  of ICI Mutual  Insurance  Company;
Chairman of the Rochester   Governor  of St.  Johns  College;  Chairman of the
Division                    Board  of  Directors  of  International  Museum  of
                            Photography at George Eastman House.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bradley G. Finkle,          Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.       Formerly      Head      of      Business
                            Management/Proprietary  Distribution  at  Citigroup
                            Asset Management (August 1986-September 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John E. Forrest,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Foxhoven,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Colleen M. Franca,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barbara Fraser,             Formerly  Attorney in Private  Practice (April 2000
Vice President & Associate   November 2005).
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Frengillo, Formerly Continuous Improvement Manager at RR Assistant Vice
President Donnelley & Sons (February 1988 June 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dominic Freud,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dan Gagliardo,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Hazem Gamal,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Seth Gelman,                Formerly  an  Associate  in  the  Asset  Management
Vice President              Legal  Department at Goldman Sachs & Co.  (February
                              2003 - August 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Gerlach,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Subrata Ghose,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles W. Gilbert,         None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Gibson,                Formerly  Manager at Barclays Capital (January 2002
Assistant Vice President     April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip S. Gillespie,       Formerly  First Vice  President  of  Merrill  Lynch
Senior Vice President &     Investment Management (2001 to September 2004).
Deputy General Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alan C. Gilston,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jacqueline Girvin-Harkins,  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill E. Glazerman,          None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Benjamin J. Gord,           Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation   and   of  OFI   Institutional   Asset
                                Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leyla Greengard,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert B. Grill,            None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol Guttzeit,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Haley,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marilyn Hall,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Haney,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Hauenstein,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert W. Hawkins,            Formerly an Associate at Shearman and Sterling LLP
Assistant Vice President      (July 2004 - August 2005) and Dechert LLP
&Assistant Counsel        (September 2000 -June 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas B. Hayes,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer Heathwood,         None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Heidi Heikenfeld,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Annika Helgerson,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward Henderson,           Formerly Director of Corporate  Purchasing and Risk
Assistant Vice President    Management  at  StarTek  Inc.  (January  2003  May
                            2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Hermann,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dennis Hess,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph Higgins,             Vice   President   of   OFI   Institutional   Asset
Vice President              Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dorothy F. Hirshman,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Hoelscher,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Hourihan,             Assistant  Secretary  of  OFI  Institutional  Asset
Vice President & Associate  Management,  Inc. (since April 2006). Formerly Vice
Counsel                     President  and  Senior  Counsel  at   Massachusetts
                            Financial Service Company (June 2004  March 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward Hrybenko,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott T. Huebl,             Assistant   Vice   President  of   OppenheimerFunds
Vice President              Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Margaret Hui,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dana Hunter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Huttlin,               Senior   Vice    President    (Director    of   the
Vice President              International  Division)  (since  January  2004) of
                            OFI Institutional Asset Management,  Inc.; Director
                            (since  June  2003)  of   OppenheimerFunds   (Asia)
                            Limited.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James G. Hyland,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kelly Bridget Ireland,      Vice    President    (since    January   2004)   of
Vice President              OppenheimerFunds Distributor Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen T. Ives,           Vice   President   and   Assistant   Secretary   of
Vice President, Senior      OppenheimerFunds  Distributor, Inc. and Shareholder
Counsel & Assistant         Services,  Inc.;  Assistant Secretary of Centennial
Secretary                   Asset  Management   Corporation,   OppenheimerFunds
                            Legacy Program and Shareholder  Financial Services,
                            Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Jaume,              Senior  Vice   President   of   HarbourView   Asset
Vice President              Management  Corporation and OFI Institutional Asset
                            Management, Inc.; Director of OFI Trust Company.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Frank V. Jennings,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Jennings,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Michael Johnson,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Kadehjian, Formerly Vice President, Compensation Manager at Assistant Vice
President The Bank of New York (November 1996-November 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles Kandilis,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rezo Kanovich,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas W. Keffer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Keogh,              Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Kiernan, Formerly Vice President and Senior Compliance Assistant Vice
President & Officer, Guardian Trust Company, FSB at The Marketing Compliance
Guardian Life Insurance Company of America (since Manager February 1998 November
2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin S. Korn,             Formerly  a  Senior  Vice   President  at  Bank  of
Senior Vice President       America    (Wealth   and   Investment    Management
                            Technology Group) (March 2002-August 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dimitrios Kourkoulakos,     None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Kramer,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Kunz,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gloria LaFond,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Lamentino,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tracey Lange,               Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc. and OFI Private Investments, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey P. Lagarce,         President   &  Chief   Marketing   Officer  of  OFI
Senior Vice President       Institutional Asset Management,  Inc. as of January
                            2005. Formerly Executive Vice President-Head of
                            Fidelity Tax-Exempt Services Business at Fidelity
                            Investments (August 1996-January 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Latino,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kristina Lawrence,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gayle Leavitt,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher M. Leavy,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kevin Lee,                  Formerly  Vice  President  at Delaware  Investments
Vice President              (October 2000  February 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Randy Legg,                 None
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Laura Leitzinger,           Senior  Vice  President  of  Shareholder  Services,
Senior Vice President       Inc. and Shareholder Financial Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Justin Leverenz,            Formerly, a research/technology  analyst at Goldman
Vice President              Sachs, Taiwan (May 2002-May 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael S. Levine,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Levitt,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gang Li,                    None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shanquan Li,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie A. Libby,             Senior Vice  President  of OFI Private  Investment,
Senior Vice President       Inc.  Formerly  Executive  Vice  President  & Chief
                            Operating  Officer at Fred Alger  Management,  Inc.
                            (July 1996  February 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel Lifshey,             Formerly  a  Marketing  Manager  at PIMCO  Advisors
Assistant Vice President    (January 2002-September 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mitchell J. Lindauer,       None
Vice President & Assistant
General Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Bill Linden,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Malissa B. Lischin,         Assistant   Vice   President  of   OppenheimerFunds
Vice President              Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Lolli,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Daniel G. Loughran          None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Patricia Lovett,            Vice President of Shareholder  Financial  Services,
Vice President              Inc.  and  Senior  Vice  President  of  Shareholder
                            Services, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Misha Lozovik,              Formerly  Senior  Director at Clinical  Development
Vice President              Capital   LLC/Care   Capital  LLC  (August  2002
                            October 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steven Lucaccini,           Formerly  Director  and High  Yield  Analyst at UBS
Assistant Vice President    Global  Asset  Management  (November  2001   April
                            2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Dongyan Ma,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Steve Macchia,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark H. Madden,             Formerly  Senior Vice President & Senior  Portfolio
Vice President              Manager with Pioneer  Investments,  Inc. (July 1990
                            - July 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry Mandzij,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angelo G. Manioudakis       Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and of  OFI  Institutional
                             Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Susan Mattisinko,           Assistant  Secretary of Centennial Asset Management
Vice President & Associate  Corporation,     HarbourView    Asset    Management
Counsel                     Corporation,    Trinity    Investment    Management
                            Corporation,  OppenheimerFunds  Legacy Program, OFI
                            Private Investments,  Inc., OFI Institutional Asset
                            Management,   Inc.  and   Oppenheimer   Real  Asset
                                Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carolyn Maxson,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William T. Mazzafro,        Formerly self-employed as a consultant securities
Assistant Vice President    (January 2004 December 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Trudi McKenna,              Formerly Leadership Development Supervisor at
Assistant Vice President    JetBlue Airways (July 2003 October 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jay Mewhirter,              Formerly  Director of  Application  Development  at
Vice President              AMVESCAP (September 1999  March 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elizabeth McCormack,        Vice   President   and   Assistant   Secretary   of
Vice President              HarbourView Asset Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McDonnell,           Formerly  Senior  Vice  President  at Lehman  Bros.
Vice President              (April 1995  March 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph McGovern,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Charles L. McKenzie,        Chairman of the Board,  Director,  Chief  Executive
Senior Vice President       Officer  and   President  of  OFI  Trust   Company;
                            Chairman, Chief Executive Officer, Chief Investment
                            Officer and Director of OFI Institutional Asset
                            Management, Inc.; Chief Executive Officer,
                            President, Senior Managing Director and Director of
                            HarbourView Asset Management Corporation; Chairman,
                            President; Director of Trinity Investment Management
                            Corporation and Vice President of Oppenheimer Real
                            Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Medev,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucienne Mercogliano,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Andrew J. Mika,             None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jan Miller,                 Formerly a  Supervisor  at Janus (May  2004-October
Assistant Vice President    2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rejeev Mohammed,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nikolaos D. Monoyios,       None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Mulachy,               None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John V. Murphy,             President and  Management  Director of  Oppenheimer
Chairman, President, Chief  Acquisition   Corp.;   President  and  Director  of
Executive Officer &         Oppenheimer Real Asset Management,  Inc.;  Chairman
Director                    and  Director of  Shareholder  Services,  Inc.  and
                            Shareholder  Financial Services,  Inc.; Director of
                            Centennial    Asset     Management     Corporation,
                            OppenheimerFunds     Distributor,     Inc.,     OFI
                            Institutional   Asset  Management,   Inc.,  Trinity
                            Investment Management Corporation,  Tremont Capital
                            Management,   Inc.,  HarbourView  Asset  Management
                            Corporation  and  OFI  Private  Investments,  Inc.;
                            Executive  Vice President of  Massachusetts  Mutual
                            Life   Insurance    Company;    Director   of   DLB
                            Acquisition   Corporation;    a   member   of   the
                            Investment Company Institutes Board of Governors.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Meaghan Murphy,             Formerly Marketing  Professional,  RFP Writer at JP
Assistant Vice President    Morgan  Fleming  Asset   Management   (May  2002
                            October 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Suzanne Murphy,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas J. Murray,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kenneth Nadler,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Newman,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard Nichols,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William Norman,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James B. OConnell,         Formerly    a   Senior    Designer    Manager    of
Assistant Vice President    OppenheimerFunds,   Inc.  (April  2002  -  December
                            2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew ODonnell,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Tony Oh,                    Formerly  Director  of SEC  Reporting  at  Teletech
Assistant Vice President    Holdings (July 2004  April 2005.  Audit Manager at
                            Deloitte & Touche (January 1997  June 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John OHare,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John J. Okray,              Formerly Vice President,  Head of Trust  Operations
Vice President              at Lehman Brothers (June  2004-October  2004) prior
                            to  which  he  was  an  Assistant  Vice  President,
                            Director  of  Trust  Services  at  Cambridge  Trust
                            Company (October 2002-June 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lerae A. Palumbo,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Anthony Parish,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kathleen Patton,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David P. Pellegrino,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allison C. Pells,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert H. Pemble,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lori L. Penna,              Formerly  an  RFP   Manager/Associate  at  JPMorgan
Vice President              Chase & Co. (June 2001-September 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian Petersen,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marmeline Petion-Midy,      Formerly a Senior  Financial  Analyst  with General
Assistant Vice President    Motors,  NY  Treasurers  Office  (July  2000-Augut
                            2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Pfeffer,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President &     Management Corporation since February 2004.
Chief Financial Officer
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sanjeev Phansalkar,         Formerly   Consultant  at  The  Solomon-Page  Group
Assistant Vice President    (October 2004  September 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James F. Phillips,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott Phillips,             Formerly   Vice    President   at   Merrill   Lynch
Vice President              Investment Management (June 2000-July 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gary Pilc,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John Piper,                 Assistant Vice  President of Shareholder  Services,
Assistant Vice President    Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeaneen Pisarra,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nicolas Pisciotti,          Formerly  Assistant  Vice  President  at ING (April
Assistant Vice President    2002  May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jason Pizzorusso,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Poiesz,               Formerly  a Senior  Portfolio  Manager  at  Merrill
Senior Vice President,      Lynch (October 2002-May 2004).
Head of Growth Equity
Investments
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sergei Polevikov,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Semyon Polyak,              Formerly Vice  President and  Co-Portfolio  Manager
Vice President              at Pioneer Investments (June 1998  August 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey Portnoy,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Preuss,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen Puckett,              Formerly   Sennior   Program   Manager  at  Dendant
Assistant Vice President    Telecommunications (May 2002-September 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jane C. Putnam,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Paul Quarles,               Formerly a Principal at AIM Management  Group, Inc.
Assistant Vice President    (October 1997-October 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael E. Quinn,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie S. Radtke,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Norma J. Rapini,            None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Corry E. Read,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marc Reinganum,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jill Reiter,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Rhodes,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Eric Richter,               Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.  Formerly Investment Officer at Alaska
                            Permanent Fund Corporation (April 2005 February
                            2006); Vice President at Loomis Sayles & Co. (July
                            1997 April 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Claire Ring,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Grace Roberts,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David Robertson,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert Robis,               Formerly a Proprietary  Trader at J.P. Morgan Chase
Assistant Vice President    & Co. (May 2004-May 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Antoinette Rodriguez,       None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacey Roode,               None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jeffrey S. Rosen,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Stacy Roth,                 None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
James H. Ruff,              President    &   Director    of    OppenheimerFunds
Executive Vice President    Distributor,  Inc. and Centennial  Asset Management
                            Corporation;   Executive   Vice  President  of  OFI
                            Private Investments, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adrienne Ruffle,            Formerly an  Associate  with Sidley  Austin Brown &
Assistant Vice President &  Wood LLP (September 2002-February 2005).
Assistant Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kim Russomanno,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Gerald Rutledge,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Julie Anne Ryan,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Timothy Ryan,               Formerly a research  analyst in the large  equities
Vice President              group at Credit  Suisse  Asset  Management  (August
                                2001-June 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rohit Sah,                  None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Valerie Sanders,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Karen Sandler,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rudi W. Schadt,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Ellen P. Schoenfeld,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Scott A. Schwegel,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Allan P. Sedmak             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer L. Sexton,         Senior Vice  President of OFI Private  Investments,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Asutosh Shah,               Formerly   Vice    President   at   Merrill   Lynch
Vice President              Investment   Managers  (February  2002    February
                            2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kamal Shah,                 Formerly  Senior Vice  President  Chief  Technology
Vice President              Officer at Tremont Capital  Management  (March 1998
                             July 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nava Sharma,                None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Satvinder Singh,            None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Siomades,            Formerly Vice  President,  Portfolio  Management at
Vice President              Curian  Capital  LLC  (December  2002    September
                            2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
David C. Sitgreaves,        None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward James Sivigny        None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Enrique H. Smith,           None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Louis Sortino,              None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith J. Spencer,           None
Senior Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Marco Antonio Spinar,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Richard A. Stein,           None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur P. Steinmetz,        Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jennifer Stevens,           None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
John P. Stoma,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Amy Sullivan,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Deborah A. Sullivan,        Secretary of OFI Trust Company.
Vice President & Assistant
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Michael Sussman,            Vice  President  of  OppenheimerFunds  Distributor,
Vice President              Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Thomas Swaney,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian C. Szilagyi,          Director of Financial  Reporting and  Compliance at
Assistant Vice President    First Data Corporation (April 2003-June 2004).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Matthew Tartaglia,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Martin Telles,              Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Toner,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melinda Trujillo, Formerly Senior Manager at CoBank, ACB (January Assistant Vice
President 2004 April 2006).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Leonid Tsvayg,              None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Keith Tucker,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cameron Ullyat,             None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Angela Uttaro,              None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark S. Vandehey,           Vice  President  and Chief  Compliance  Officer  of
Senior Vice President &     OppenheimerFunds   Distributor,   Inc.,  Centennial
Chief Compliance Officer    Asset   Management   Corporation   and  Shareholder
                            Services,   Inc.;  Chief   Compliance   Officer  of
                            HarbourView  Asset  Management  Corporation,   Real
                            Asset  Management,   Inc.,   Shareholder  Financial
                            Services,   Inc.,  Trinity  Investment   Management
                            Corporation,  OppenheimerFunds  Legacy Program, OFI
                            Private  Investments Inc. and OFI Trust Company and
                            OFI Institutional Asset Management, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Maureen Van Norstrand,      None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Nancy Vann,                 Formerly   Assistant  General  Counsel  at  Reserve
Vice President & Assistant  Management Company, Inc. (April to December 2004).
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rene Vecka,                 None
Assistant Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Vincent Vermette,           Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President    Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Elaine Villas-Obusan,       None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Phillip F. Vottiero,        None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lisa Walsh,                 None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jerry A. Webman,            Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christopher D. Weiler,      None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Adam Weiner,                None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Barry D. Weiss,             Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation  and  of  Centennial  Asset  Management
                            Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Melissa Lynn Weiss,         None
Vice President & Associate
Counsel
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Christine Wells,            None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Joseph J. Welsh,            Vice  President  of  HarbourView  Asset  Management
Vice President              Corporation.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Diederick Werdmolder,       Director  of  OppenheimerFunds  International  Ltd.
Senior Vice President       and   OppenheimerFunds   plc  and  OppenheimerFunds
                            (Asia) Limited; Senior Vice President (Managing
                            Director of the International Division) of OFI
                            Institutional Asset Management, Inc..
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Catherine M. White,         Assistant   Vice   President  of   OppenheimerFunds
Assistant Vice President    Distributor,  Inc.;  member of the American Society
                            of Pension Actuaries (ASPA) since 1995.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
William L. Wilby,           None
Senior Vice President &
Senior Investment Officer,
Director of Equities
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Troy Willis,                None
Vice President:
Rochester Division
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Donna M. Winn,              President,  Chief  Executive  Officer & Director of
Senior Vice President       OFI   Private   Investments,   Inc.;   Director   &
                            President  of   OppenheimerFunds   Legacy  Program;
                            Senior   Vice    President   of    OppenheimerFunds
                                Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Philip Witkower,            Senior   Vice    President   of    OppenheimerFunds
Senior Vice President       Distributor, Inc.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Brian W. Wixted,            Treasurer   of   HarbourView    Asset    Management
Senior Vice President &     Corporation;  OppenheimerFunds  International Ltd.,
Treasurer                   Oppenheimer    Real   Asset    Management,    Inc.,
                            Shareholder Services,  Inc.,  Shareholder Financial
                            Services, Inc., OFI Private Investments,  Inc., OFI
                            Institutional      Asset     Management,      Inc.,
                            OppenheimerFunds  plc and  OppenheimerFunds  Legacy
                            Program;  Treasurer and Chief Financial  Officer of
                            OFI   Trust   Company;   Assistant   Treasurer   of
                            Oppenheimer Acquisition Corp.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Carol E. Wolf,              Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management  Corporation  and  of  Centennial  Asset
                            Management Corporation; serves on the Board of the
                            Colorado Ballet.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Oliver Wolff,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Kurt Wolfgruber,            Director  of  Tremont  Capital  Management,   Inc.,
Executive Vice President,   HarbourView  Asset  Management  Corporation and OFI
Chief Investment Officer &  Institutional  Asset  Management,  Inc. (since June
Director                    2003).    Management    Director   of   Oppenheimer
                            Acquisition Corp. (since December 2005).
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Caleb C. Wong,              None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Edward C. Yoensky,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Lucy Zachman,               None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Robert G. Zack              General  Counsel  of  Centennial  Asset  Management
Executive Vice President &  Corporation;   General   Counsel  and  Director  of
General Counsel             OppenheimerFunds  Distributor,  Inc.;  Senior  Vice
                            President and General Counsel of HarbourView  Asset
                            Management  Corporation and OFI Institutional Asset
                            Management,  Inc.;  Senior Vice President,  General
                            Counsel  and  Director  of  Shareholder   Financial
                            Services,  Inc.,  Shareholder  Services,  Inc., OFI
                            Private  Investments,  Inc. and OFI Trust  Company;
                            Director     and     Assistant     Secretary     of
                            OppenheimerFunds      International     Ltd     and
                            OppenheimerFunds  plc;  Vice  President,  Secretary
                            and  General  Counsel  of  Oppenheimer  Acquisition
                            Corp.;   Director   of   Oppenheimer   Real   Asset
                            Management,   Inc.  and   OppenheimerFunds   (Asia)
                            Limited);   Vice   President  of   OppenheimerFunds
                            Legacy Program.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Neal A. Zamore,             None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Anna Zatulovskaya,          None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Mark D. Zavanelli,          None
Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Alex Zhou,                  None
Assistant Vice President
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Arthur J. Zimmer,           Senior  Vice   President   of   HarbourView   Asset
Senior Vice President       Management Corporation.
--------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (a series of Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (a series of Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Diversified Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund
(a series of Oppenheimer International Large-Cap Core Trust)
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Aggressive Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (
a series of Oppenheimer Principal Protected Trust)
Oppenheimer Principal Protected Main Street Fund II
(a series of Oppenheimer Principal Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III
(a series of Oppenheimer Principal Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small- & Mid- Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer MidCap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Government Securities Portfolio
     Growth Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Oppenheimer Real Asset Management,
Inc. and OppenheimerFunds Legacy Program is 6803 South Tucson Way,
Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Acquisition Corp., OFI
Private Investments Inc., OFI Institutional Asset Management, Inc. and
Oppenheimer Trust Company is Two World Financial Center, 225 Liberty Street,
11th Floor, New York, New York 10281-1008.

The address of Tremont Capital Management, Inc. is 555 Theodore Fremd Avenue,
Suite 206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

The address of OppenheimerFunds (Asia) Limited is Central Tower, 28 Queens Road,
Suite 1601, Central, Hong Kong.

Item 27. Principal Underwriter

(a) OppenheimerFunds Distributor, Inc. is the Distributor of the Registrant's
shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this Registration Statement and listed in
Item 26(b) above (except Panorama Series Fund, Inc.) and for MassMutual
Institutional Funds.

(b) The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Abbhul(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Anthony Allocco(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(2)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Barker                    Vice President            None
1723 W. Nelson Street
Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rocco Benedetto(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop(1)             Treasurer                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David A. Borrelli               Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey R. Botwinick            Vice President            None
4431 Twin Pines Drive
Manlius, NY 13104
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Brennan(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Campbell(1)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Chonofsky                Vice President            None
109 Wade Avenue, Apt. 365
Raleigh, NC 27605
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelanto Ciaglia(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Clayton(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rodney Constable(1)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neev Crane                      Vice President            None
1530 Beacon Street, Apt. #1403
Brookline, MA 02446
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julian C. Curry                 Vice President            None
5801 Nicholson Lane, Suite 420
North Bethesda, MD 20852
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia                Vice President            None
21 Woodhill Road
Chatham, NY 12037
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Dombrower                Vice President            None
13 Greenbrush Court
Greenlawn, NY 11740
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ryan C. Drier                   Vice President            None
2240 Breton Road SE
Grand Rapids, MI 49525
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
N 53 W 27761 Bantry Road
Sussex, WI 53089-45533
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hillary Eigen(2)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Fahey                 Senior Vice President     None
9511 Silent Hills Lane
Lone Tree, CO 80124
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deanna Farrugia(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark J. Ferro                   Senior Vice President     None
104 Beach 221st Street
Breezy Point, NY 11697
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradley Finkle(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric P. Fishel                  Vice President            None
725 Boston Post Rd., #12
Sudbury, MA 01776
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn                Senior Vice President     None
14083 East Fair Avenue
Englewood, CO 80111
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John J. Fortuna(2)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jayme D. Fowler                 Vice President            None
3818 Cedar Springs Road,
#101-349
Dallas, TX 75219
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Gottesman               Vice President            None
255 Westchester Way
Birmingham, MI 48009
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kahle Greenfield(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Grossjung                  Vice President            None
4002 N. 194th Street
Elkhorn, NE 68022
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James E. Gunther                Vice President            None
603 Withers Circle
Wilmington, DE 19810
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin J. Healy(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Hennessey                 Vice President            None
8634 Forest Run Lane
Orlando, FL 32836
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue
Boca Raton, FL 33496
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Husch                  Vice President            None
37 Hollow Road
Stonybrook, NY 11790
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shonda Rae Jaquez(2)            Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric K. Johnson                 Vice President            None
8588 Colonial Drive
Lone Tree, CO 80124
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue South
Minneapolis, MN 55419
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(1)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brent A. Krantz                 Senior Vice President     None
61500 Tam McArthur Loop
Bend, OR 97702
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David T. Kuzia                  Vice President            None
10258 S. Dowling Way
Highlands Ranch, CO 80126
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul R. LeMire                  Assistant Vice President  None
7 Cormorant Drive
Middletown, NJ 07748
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric J. Liberman                Vice President            None
27 Tappan Ave., Unit West
Sleepy Hollow, NY 10591
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Loncar                   Vice President            None
1401  North Taft  Street,  Apt.
726
Arlington, VA 22201
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Lyman                     Vice President            None
7425 Eggshell Drive
N. Las Vegas, NV 89084
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Malik                   Vice President            None
546 Idylberry Road
San Rafael, CA 94903
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Todd A. Marion                  Vice President            None
24 Midland Avenue
Cold Spring Harbor, NY 11724
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. McDonough               Vice President            None
533 Valley Road
New Canaan, CT 06840
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent C. McGowan                 Vice President            None
9510 190th Place SW
Edmonds, WA 98020
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Medina                 Vice President            None
3009 Irving Street
Denver, CO 80211
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew L. Michaelson           Vice President            None
1250 W. Grace, #3R
Chicago, IL 60613
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clint Modler(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Moser                    Vice President            None
9650 East Aspen Hill Circle
Lone Tree, CO 80124
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David W. Mountford              Vice President            None
7820 Banyan Terrace
Tamarac, FL 33321
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gzim Muja                       Vice President            None
269 S. Beverly Dr. #807
Beverly Hills, CA 90212
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy(2)               Director                  President & Trustee
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John S. Napier                  Vice President            None
17 Hillcrest Ave.
Darien, CT 06820
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradford G. Norford             Vice President            None
5095 Lahinch Ct.
Westerville, OH 43082
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Park(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes                 Vice President            None
6 Lawton Ct.
Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles K. Pettit(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine M. Puleo-Carter(2)       Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard E. Rath                 Vice President            None
46 Mt. Vernon Ave.
Alexandria, VA 22301
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William J. Raynor(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nicole Robbins(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Saunders                   Vice President            None
2251 Chantilly Ave.
Winter Park, FL 32789
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Schmitt(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Schmitt                  Vice President            None
40 Rockcrest Rd
Manhasset, NY 11030
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Schories                Vice President            None
3 Hill Street
Hazlet, NJ 07730
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles F. Scully               Vice President            None
125 Cypress View Way
Apex, NC 27502
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Sexton(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Sheluck(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debbie A. Simon                 Vice President            None
55 E. Erie St., #4404
Chicago, IL 60611
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryant Smith(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Bruce Smith             Vice President            None
3635 NW Sierra Drive,
Camas, WA 98607
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Spencer          Vice President            None
2353 W 118th Terrace
Leawood, KS 66211
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John A. Spensley                Vice President            None
375 Mallard Court
Carmel, IN 46032
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alfred St. John(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan Stein                     Vice President            None
8 Longwood Rd.
Voorhees, NJ 08043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss(3)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George T. Sweeney               Senior Vice President     None
5 Smokehouse Lane
Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William K. Tai                  Vice President            None
12701 Prairie Drive
Urbandale, IA 50323
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Temple(2)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barrie L. Tiedemann             Vice President            None
1774 Sheridan Drive
Ann Arbor, MI 48104
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey(1)             Vice President and Chief  Vice President and
                                Compliance Officer        Chief Compliance
                                                                         Officer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermete(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cynthia Walloga(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N. Irving, TX 75038
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chris G. Werner                 Vice President            None
98 Crown Point Place
Castle Rock, CO 80108
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter Winters                   Vice President            None
911 N. Organce Ave, Pat. 514
Orlando, FL 32801
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Meredith Wolff(2)               Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Zachman(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(2)               General Counsel &         Secretary
                                    Director
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Walter Zinych                   Vice President            None
630 North Franklin St., Apt.
718
Chicago, IL 60610
---------------------------------------------------------------------------------
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Steven Zito(1)                  Vice President            None
---------------------------------------------------------------------------------

(1)6803 South Tucson Way, Centennial, CO 80112-3924
(2)Two World Financial  Center,  225 Liberty Street,  11th Floor, New York, NY
10281-1008
(3)350 Linden Oaks, Rochester, NY 14623

(c) Not applicable.

Item 28. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of OppenheimerFunds, Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services

Not applicable

Item 30. Undertakings

Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the Investment
Company Act of 1940, the Registrant has duly caused this Initial Registration
Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 30th day
of June, 2006.

                              OPPENHEIMER SMA INTERNATIONAL BOND FUND

                              By:  /s/ John V. Murphy
                              ----------------------------------------
                              John V. Murphy, President, Principal
                              Executive Officer, & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                        Date

/s/ Clayton K. Yeutter*       Chairman of the
Clayton K.Yeutter             Board of Trustees             June 30, 2006

/s/ John V. Murphy*           President, Principal
John V. Murphy                Executive Officer and Trustee June 30, 2006

/s/ Brian W. Wixted*          Treasurer, Principal          June 30, 2006
Brian W. Wixted               Financial & Accounting Officer

/s/ Matthew P. Fink*          Trustee                       June 30, 2006
Matthew P. Fink

/s/ Robert G. Galli*          Trustee                       June 30, 2006
Robert G. Galli

/s/ Phillip A. Griffiths*      Trustee                      June 30, 2006
Phillip A. Griffiths

/s/ Mary F. Miller*           Trustee                       June 30, 2006
Mary F. Miller

/s/ Joel W. Motley*           Trustee                       June 30, 2006
Joel W. Motley

/s/ Kenneth A. Randall*       Trustee                       June 30, 2006
Kenneth A. Randall

/s/ Russell S. Reynolds, Jr.* Trustee                       June 30, 2006
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*         Trustee                       June 30, 2006
Joseph M. Wikler

/s/ Peter I. Wold*            Trustee                       June 30, 2006
Peter I. Wold

/s/ Brian F. Wruble*          Trustee                       June 30, 2006
Brian F. Wruble

*By:  /s/ Mitchell J. Lindauer
      Mitchell J. Lindauer, Attorney-in-Fact

                   OPPENHEIMER SMA INTERNATIONAL BOND FUND

                 Initial Registration Statement on Form N-1A

                                  EXHIBIT INDEX

Exhibit No.      Description

23 (a)           Declaration of Trust dated June 5, 2006

23 (b)           By-Laws dated June 5, 2006